UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                    Date of fiscal year end: October 31, 2007

                     Date of reporting period: July 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------



SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 99.90%

DEPOSITORY INSTITUTIONS - 42.90%
         539,262  BANK OF AMERICA CORPORATION                                                                  $        25,571,804
         194,878  BANK OF NEW YORK MELLON CORPORATION                                                                    8,292,059
         505,800  CITIGROUP INCORPORATED                                                                                23,555,106
          35,800  CITY NATIONAL CORPORATION                                                                              2,534,282
          44,242  CULLEN FROST BANKERS INCORPORATED                                                                      2,197,500
          48,000  DOWNEY FINANCIAL CORPORATION<<                                                                         2,553,120
          65,800  INDEPENDENT BANK CORPORATION                                                                           1,782,522
         405,000  JPMORGAN CHASE & COMPANY                                                                              17,824,050
          54,000  MARSHALL & ILSLEY CORPORATION                                                                          2,225,340
          72,400  NORTHERN TRUST CORPORATION<<                                                                           4,522,104
          91,300  PNC FINANCIAL SERVICES GROUP                                                                           6,085,145
          76,000  STATE STREET CORPORATION                                                                               5,094,280
          55,300  SUNTRUST BANKS INCORPORATED<<                                                                          4,329,990
         224,800  US BANCORP                                                                                             6,732,760
         266,046  WACHOVIA CORPORATION<<                                                                                12,560,032
          36,000  ZIONS BANCORPORATION                                                                                   2,683,800

                                                                                                                       128,543,894
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 1.44%
          51,000  PROLOGIS                                                                                               2,901,900
          20,000  PUBLIC STORAGE INCORPORATED                                                                            1,401,800

                                                                                                                         4,303,700
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.54%
          99,300  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                               4,603,548
                                                                                                              --------------------

INSURANCE CARRIERS - 24.70%
          57,800  ACE LIMITED                                                                                            3,336,216
          62,600  ALLSTATE CORPORATION                                                                                   3,327,190
         221,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             14,222,288
          74,800  CHUBB CORPORATION                                                                                      3,770,668
          31,300  EVEREST REINSURANCE GROUP LIMITED<<                                                                    3,075,225
         140,000  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                           2,924,600
         107,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         9,830,090
          76,000  ING GROUP NV ADR                                                                                       3,205,680
          57,000  MANULIFE FINANCIAL CORPORATION<<                                                                       2,082,780
          73,000  MAX CAPITAL GROUP LIMITED                                                                              1,906,030
          31,700  METLIFE INCORPORATED                                                                                   1,908,974
          93,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                      8,242,590
          50,000  RENAISSANCERE HOLDINGS LIMITED                                                                         2,875,000
         107,800  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                               2,212,056
         154,400  THE TRAVELERS COMPANIES INCORPORATED                                                                   7,840,432
          42,000  XL CAPITAL LIMITED CLASS A                                                                             3,270,120

                                                                                                                        74,029,939
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 10.20%
          50,000  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  1,898,500
         154,000  AMERICAN EXPRESS COMPANY                                                                               9,015,160
          79,000  CAPITAL ONE FINANCIAL CORPORATION<<                                                                    5,590,040
          72,000  DISCOVER FINANCIAL SERVICES+                                                                           1,659,600
          77,000  FANNIE MAE                                                                                             4,607,680
          98,500  FREDDIE MAC                                                                                            5,641,095
         133,600  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 2,153,632

                                                                                                                        30,565,707
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
1

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 19.12%
          50,000  ALLIANCEBERNSTEIN HOLDING LP                                                                 $         4,196,000
          41,700  BEAR STEARNS COMPANIES INCORPORATED<<                                                                  5,054,874
         150,000  CHARLES SCHWAB CORPORATION                                                                             3,019,500
          70,000  E*TRADE FINANCIAL CORPORATION<<+                                                                       1,296,400
         100,000  FEDERATED INVESTORS INCORPORATED CLASS B                                                               3,601,000
          70,500  GOLDMAN SACHS GROUP INCORPORATED                                                                      13,277,970
         104,200  INVESCO PLC ADR<<                                                                                      2,624,798
          65,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  4,030,000
         148,400  MERRILL LYNCH & COMPANY INCORPORATED                                                                  11,011,280
         144,000  MORGAN STANLEY                                                                                         9,197,280

                                                                                                                        57,309,102
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $233,638,560)                                                                                299,355,890
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 16.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.53%
         447,252  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   447,252
       1,159,909  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,159,909

                                                                                                                         1,607,161
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 15.58%
$        412,143  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47%      08/16/2007               412,155
         760,329  AQUIFER FUNDING LIMITED++                                            5.31       08/06/2007               759,774
         173,534  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.35       08/02/2007               173,508
         131,242  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.35       08/03/2007               131,204
         225,129  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.33       09/13/2007               223,720
         223,626  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.39       10/25/2007               223,646
         265,086  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2007               264,856
         849,779  ATOMIUM FUNDING CORPORATION                                          5.26       08/15/2007               848,046
         223,626  BANCO SANTANDER TOTTA LOAN+++/-                                      5.33       08/15/2008               223,626
         223,626  BANK OF IRELAND SERIES EXTC+++/-                                     5.35       08/15/2008               223,626
       1,565,383  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                  (MATURITY VALUE $1,565,619)                                          5.42       08/01/2007             1,565,383
         447,252  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $447,319)            5.43       08/01/2007               447,252
         178,901  BNP PARIBAS+/-                                                       5.33       05/07/2008               178,899
         435,153  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $435,218)                                            5.40       08/01/2007               435,153
         447,252  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $447,319)                                            5.43       08/01/2007               447,252
         339,912  BUCKINGHAM III CDO                                                   5.33       08/21/2007               338,919
         277,296  BUCKINGHAM III CDO                                                   5.37       09/17/2007               275,400
         357,802  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29       08/03/2007               357,698
         268,351  CEDAR SPRINGS CAPITAL COMPANY++                                      5.31       08/24/2007               267,452
         223,626  CHARIOT FUNDING LLC++                                                5.33       08/27/2007               222,779
         765,168  CHARIOT FUNDING LLC++                                                5.33       08/28/2007               762,153
         581,428  CHEYNE FINANCE LLC+++/-                                              5.34       02/25/2008               581,428
         447,252  CHEYNE FINANCE LLC+++/-                                              5.42       05/19/2008               447,252
       1,026,623  CIESCO INCORPORATED                                                  5.29       08/31/2007             1,022,136
          95,578  CIT GROUP INCORPORATED+/-                                            5.59       09/20/2007                95,575
          98,619  CIT GROUP INCORPORATED+/-                                            5.60       11/23/2007                98,616
          89,450  CIT GROUP INCORPORATED+/-                                            5.43       12/19/2007                89,422
       1,756,762  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,757,026)                                          5.42       08/01/2007             1,756,762
          44,725  COMERICA BANK+/-                                                     5.32       02/08/2008                44,652
         402,554  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         5.28       08/13/2007               401,849
          89,450  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                 5.29       08/08/2007                89,359


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
2


                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,747,746  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $2,748,160)                           5.42%      08/01/2007   $         2,747,746
          89,450  CULLINAN FINANCE CORPORATION                                         5.34       09/04/2007                89,008
         223,626  CULLINAN FINANCE CORPORATION+++/-                                    5.32       02/12/2008               223,599
         536,703  CULLINAN FINANCE CORPORATION+++/-                                    5.30       02/25/2008               536,703
         178,901  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $178,928)                                            5.43       08/01/2007               178,901
         295,186  EBBETS FUNDING LLC++                                                 5.45       08/01/2007               295,186
         447,252  EBBETS FUNDING LLC                                                   5.29       08/17/2007               446,210
          71,560  ERASMUS CAPITAL CORPORATION++                                        5.29       08/10/2007                71,467
          75,255  FAIRWAY FINANCE CORPORATION                                          5.33       08/31/2007                74,926
         521,997  FALCON ASSET SECURITIZATION CORPORATION                              5.29       08/07/2007               521,543
         459,695  FALCON ASSET SECURITIZATION CORPORATION                              5.35       08/22/2007               458,288
         474,087  FALCON ASSET SECURITIZATION CORPORATION                              5.32       09/14/2007               471,053
         894,504  FIVE FINANCE INCORPORATED+++/-                                       5.30       07/09/2008               894,370
         175,699  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.26       08/15/2007               175,340
         500,922  GALLEON CAPITAL LLC                                                  5.29       08/09/2007               500,336
         246,785  GEMINI SECURITIZATION CORPORATION                                    5.36       08/01/2007               246,785
         268,029  GEMINI SECURITIZATION CORPORATION                                    5.29       08/09/2007               267,716
         398,054  GEMINI SECURITIZATION CORPORATION                                    5.29       08/15/2007               397,242
         554,593  GEORGE STREET FINANCE LLC++                                          5.31       08/23/2007               552,812
         304,893  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $304,938)                             5.32       08/01/2007               304,893
       1,341,757  GRAMPIAN FUNDING LLC                                                 5.29       08/20/2007             1,338,040
         447,252  HARRIER FINANCE FUNDING LLC                                          5.29       08/17/2007               446,210
         152,066  HARRIER FINANCE FUNDING LLC                                          5.29       08/20/2007               151,645
         223,626  HARRIER FINANCE FUNDING LLC+++/-                                     5.31       01/11/2008               223,648
          89,450  HARRIER FINANCE FUNDING LLC+/-                                       5.34       04/25/2008                89,450
         102,421  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.29       08/07/2007               102,332
         545,317  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.30       08/08/2007               544,760
         447,252  HUDSON-THAMES LLC+++/-                                               5.33       06/16/2008               447,225
         581,428  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       08/16/2008               581,428
         223,626  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                           5.33       08/22/2008               223,640
         536,703  JUPITER SECURITIZATION CORPORATION++                                 5.29       08/06/2007               536,311
       1,502,436  JUPITER SECURITIZATION CORPORATION++                                 5.29       08/14/2007             1,499,582
          89,450  K2 (USA) LLC+++/-                                                    5.33       09/28/2007                89,450
         357,802  KESTREL FUNDING US LLC                                               5.32       08/13/2007               357,176
         514,340  KESTREL FUNDING US LLC+++/-                                          5.29       02/25/2008               514,361
          89,450  KESTREL FUNDING US LLC+/-                                            5.34       04/25/2008                89,450
         221,685  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       08/02/2007               221,652
         181,236  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       08/14/2007               180,891
         146,654  LEGACY CAPITAL CORPORATION                                           5.40       08/01/2007               146,654
         178,901  LIBERTY HARBOUR CDO II LIMITED                                       5.39       08/23/2007               178,327
         357,802  LIBERTY STREET FUNDING CORPORATION++                                 5.29       08/09/2007               357,383
         217,168  LIBERTY STREET FUNDING CORPORATION                                   5.34       08/29/2007               216,282
         599,318  LIQUID FUNDING LIMITED+++/-                                          5.34       11/13/2007               599,318
         661,933  LIQUID FUNDING LIMITED+++/-                                          5.33       06/11/2008               661,814
         188,740  METLIFE GLOBAL FUNDING I+++/-                                        5.43       10/05/2007               188,773
         223,626  MORGAN STANLEY+/-                                                    5.45       08/07/2007               223,626
       1,844,845  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,845,123)                                          5.42       08/01/2007             1,844,845
          41,371  MORGAN STANLEY SERIES EXL+/-                                         5.38       08/15/2008                41,357
          35,780  NATIONAL CITY BANK+/-                                                5.46       09/04/2007                35,781
         134,176  NEWPORT FUNDING CORPORATION                                          5.30       08/24/2007               133,726
         559,969  NEWPORT FUNDING CORPORATION                                          5.30       09/04/2007               557,197
         447,252  NORTH SEA FUNDING LLC                                                5.32       08/27/2007               445,557
         447,252  NORTHERN ROCK PLC+++/-                                               5.34       08/05/2008               447,382
         254,934  PREMIUM ASSET TRUST+++/-                                             5.48       12/21/2007               254,924
         223,626  PREMIUM ASSET TRUST SERIES 06-B+++/-                                 5.37       12/16/2007               223,626
         169,956  PYXIS MASTER TRUST SERIES 2007-3+++/-                                5.37       11/27/2007               169,956
          36,183  RACERS TRUST SERIES 2004-6-MM+++/-                                   5.37       01/22/2008                36,191
         199,296  RANGER FUNDING CORPORATION                                           5.29       08/24/2007               198,628
         178,373  RANGER FUNDING CORPORATION                                           5.30       08/31/2007               177,594


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
3


PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        894,504  SAINT GERMAIN FUNDING                                                5.30%      08/02/2007   $           894,370
         322,022  SEDNA FINANCE INCORPORATED+++/-                                      5.29       04/10/2008               322,005
         313,077  SHEFFIELD RECEIVABLES CORPORATION++                                  5.28       08/03/2007               312,986
         228,099  SHIPROCK FINANCE SERIES 2007-4A+++/-                                 5.39       04/11/2008               228,099
         445,168  SIMBA FUNDING CORPORATION                                            5.28       08/16/2007               444,193
          35,780  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.16       08/20/2007                35,681
         223,626  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30       02/04/2008               223,402
         174,428  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30       02/29/2008               174,428
         178,901  SLM CORPORATION+++/-                                                 5.32       05/12/2008               177,486
          80,505  STANFIELD VICTORIA FUNDING LLC++                                     5.28       08/20/2007                80,282
         447,252  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.37       02/15/2008               447,427
         277,296  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.36       04/03/2008               277,413
         335,099  TARGET CORPORATION                                                   5.37       08/01/2007               335,099
         288,513  TASMAN FUNDING INCORPORATED++                                        5.31       09/28/2007               286,078
          25,395  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.30       08/21/2007                25,321
          51,711  THE TRAVELERS INSURANCE COMPANY+/-                                   5.39       02/08/2008                51,710
         894,504  UBS FINANCE (DELAWARE) LLC                                           5.28       08/30/2007               890,721
         357,802  UNICREDITO ITALIANO BANK (IRELAND)                                   5.34       08/09/2007               357,383
         223,626  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.34       08/14/2008               223,664
         223,626  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.34       08/08/2008               223,684
         217,991  VERSAILLES CDS LLC                                                   5.29       08/03/2007               217,927
         120,758  VERSAILLES CDS LLC                                                   5.34       09/07/2007               120,107
         178,901  VETRA FINANCE INCORPORATED++                                         5.32       09/28/2007               177,391
         384,637  VICTORIA FINANCE LLC+++/-                                            5.45       07/28/2008               384,529
         500,922  WHISTLEJACKET CAPITAL LIMITED                                        5.31       08/15/2007               499,901
         447,252  WHITE PINE FINANCE LLC+++/-                                          5.32       02/22/2008               447,427
         194,421  WINDMILL FUNDING CORPORATION++                                       5.29       08/08/2007               194,222
         812,094  WORLD OMNI VEHICLE LEASING++                                         5.29       08/10/2007               811,030
         178,901  ZELA FINANCE CORPORATION                                             5.37       10/26/2007               176,659

                                                                                                                        46,680,493
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $48,287,654)                                                              48,287,654
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 0.08%
         235,592  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              235,592
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $235,592)                                                                               235,592
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $282,161,806)*                                     116.09%                                               $       347,879,136

OTHER ASSETS AND LIABILITIES, NET                        (16.09)                                                       (48,218,017)
                                                       --------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $       299,661,119
                                                       --------                                               --------------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+   NON-INCOME EARNING SECURITIES.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE INVESTMENTS.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $235,592.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
4

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------



SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 99.23%

BIOPHARMACEUTICALS - 21.33%
           4,125  ALEXION PHARMACEUTICALS INCORPORATED+<<                                                       $          239,910
           3,763  APPLERA CORPORATION-CELERA GROUP+                                                                         45,231
           7,075  BIOMIMETIC THERAPEUTICS INCORPORATED+                                                                    102,092
          19,050  CELGENE CORPORATION+                                                                                   1,153,668
           4,496  CEPHALON INCORPORATED+                                                                                   337,829
           6,118  GENZYME CORPORATION+                                                                                     385,862
           5,578  GILEAD SCIENCES INCORPORATED+                                                                            207,669
           4,194  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                     32,545
           4,223  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                             177,450
           7,402  THERAVANCE INCORPORATED+                                                                                 198,152
          11,155  UNITED THERAPEUTICS CORPORATION+<<                                                                       773,711

                                                                                                                         3,654,119
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 21.68%
          16,075  ABBOTT LABORATORIES#                                                                                     814,842
          14,138  AMGEN INCORPORATED+                                                                                      759,776
           3,717  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   172,878
           5,000  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   90,300
           5,923  ELI LILLY & COMPANY                                                                                      320,375
           5,247  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                              178,450
          19,000  SCHERING-PLOUGH CORPORATION                                                                              542,260
           6,033  SHIRE PLC ADR                                                                                            445,175
           8,050  WYETH                                                                                                    390,586

                                                                                                                         3,714,642
                                                                                                              --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.52%
           2,691  GEN-PROBE INCORPORATED+                                                                                  169,560
           7,813  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          261,736

                                                                                                                           431,296
                                                                                                              --------------------

HEALTH SERVICES - 9.31%
          10,049  CARDINAL HEALTH INCORPORATED                                                                             660,521
          15,791  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                   614,270
           4,551  COVANCE INCORPORATED+                                                                                    321,164

                                                                                                                         1,595,955
                                                                                                              --------------------

INSURANCE CARRIERS - 2.54%
           5,803  WELLPOINT INCORPORATED+                                                                                  435,921
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.60%
           3,405  HOLOGIC INCORPORATED+<<                                                                                  176,379
          14,991  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   782,680

                                                                                                                           959,059
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES - 10.83%
           4,335  CYTYC CORPORATION+                                                                                       182,504
           6,175  KYPHON INCORPORATED+<<                                                                                   405,204
          15,766  MEDTRONIC INCORPORATED                                                                                   798,863
           8,424  NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                    86,346
           7,565  NUVASIVE INCORPORATED+                                                                                   216,964
           3,850  ST. JUDE MEDICAL INCORPORATED+                                                                           166,089

                                                                                                                         1,855,970
                                                                                                              --------------------
THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
1




PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

MEDICAL MANAGEMENT SERVICES - 7.62%
           4,609  COVENTRY HEALTH CARE INCORPORATED+                                                           $           257,228
           9,247  EXPRESS SCRIPTS INCORPORATED+<<                                                                          463,552
           7,197  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     584,900

                                                                                                                         1,305,680
                                                                                                              --------------------

MEDICAL PRODUCTS - 15.05%
           6,219  ALLERGAN INCORPORATED<<#                                                                                 361,510
          22,015  MERCK & COMPANY INCORPORATED                                                                           1,093,045
             443  NOBEL BIOCARE HOLDING AG+                                                                                133,229
           6,900  STRYKER CORPORATION<<                                                                                    430,767
          10,256  XTENT INCORPORATED+<<                                                                                     95,483
           5,984  ZIMMER HOLDINGS INCORPORATED+                                                                            465,316

                                                                                                                         2,579,350
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 2.75%
          13,405  CVS CAREMARK CORPORATION                                                                                 471,722
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $16,574,806)                                                                                  17,003,714
                                                                                                              --------------------
CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE

OPTIONS - 0.05%
              37  AMYLIN PHARMACEUTICALS INCORPORATED PUT                            $35.00       01/19/2008                 7,586
             114  UNITED THERAPEUTICS CORPORATION PUT                                 60.00       08/18/2007                 1,140

TOTAL OPTIONS (PREMIUMS PAID $27,725)                                                                                        8,726
                                                                                                              --------------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 19.85%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.66%
          31,508  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    31,508
          81,713  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           81,713

                                                                                                                           113,221
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 19.19%
$         29,034  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47%      08/16/2007                29,035
          53,563  AQUIFER FUNDING LIMITED++                                            5.31       08/06/2007                53,524
          12,225  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.35       08/02/2007                12,223
           9,246  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.35       08/03/2007                 9,243
          15,860  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.33       09/13/2007                15,761
          15,754  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.39       10/25/2007                15,755
          18,675  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2007                18,658
          59,865  ATOMIUM FUNDING CORPORATION                                          5.26       08/15/2007                59,743
          15,754  BANCO SANTANDER TOTTA LOAN+/-++                                      5.33       08/15/2008                15,754
          15,754  BANK OF IRELAND SERIES EXTC+/-++                                     5.35       08/15/2008                15,754
         110,277  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                  (MATURITY VALUE $110,294)                                            5.42       08/01/2007               110,277
          31,508  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $31,513)             5.43       08/01/2007                31,508
          12,603  BNP PARIBAS+/-                                                       5.33       05/07/2008                12,603
          30,655  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $30,660)                                             5.40       08/01/2007                30,655
          31,508  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $31,513)                                             5.43       08/01/2007                31,508
          23,946  BUCKINGHAM III CDO                                                   5.33       08/21/2007                23,876
          19,535  BUCKINGHAM III CDO LLC                                               5.37       09/17/2007                19,401


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
2





PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         25,206  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29%      08/03/2007   $            25,199
          18,905  CEDAR SPRINGS CAPITAL COMPANY++                                      5.31       08/24/2007                18,841
          15,754  CHARIOT FUNDING LLC++                                                5.33       08/27/2007                15,694
          53,904  CHARIOT FUNDING LLC++                                                5.33       08/28/2007                53,692
          40,960  CHEYNE FINANCE LLC+/-++                                              5.34       02/25/2008                40,960
          31,508  CHEYNE FINANCE LLC+/-++                                              5.42       05/19/2008                31,508
          72,323  CIESCO INCORPORATED                                                  5.29       08/31/2007                72,007
           6,733  CIT GROUP INCORPORATED+/-                                            5.59       09/20/2007                 6,733
           6,947  CIT GROUP INCORPORATED+/-                                            5.60       11/23/2007                 6,947
           6,302  CIT GROUP INCORPORATED+/-                                            5.43       12/19/2007                 6,300
         123,760  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $123,779)                                            5.42       08/01/2007               123,760
           3,151  COMERICA BANK+/-                                                     5.32       02/08/2008                 3,146
          28,359  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         5.28       08/13/2007                28,309
           6,302  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                 5.29       08/08/2007                 6,295
         193,572  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $193,601)                             5.42       08/01/2007               193,572
           6,302  CULLINAN FINANCE CORPORATION                                         5.34       09/04/2007                 6,270
          15,754  CULLINAN FINANCE CORPORATION+/-++                                    5.32       02/12/2008                15,752
          37,809  CULLINAN FINANCE CORPORATION+/-++                                    5.30       02/25/2008                37,809
          12,603  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $12,605)                                             5.43       08/01/2007                12,603
          20,795  EBBETS FUNDING LLC++                                                 5.45       08/01/2007                20,795
          31,508  EBBETS FUNDING LLC                                                   5.29       08/17/2007                31,434
           5,041  ERASMUS CAPITAL CORPORATION++                                        5.29       08/10/2007                 5,035
           5,302  FAIRWAY FINANCE CORPORATION                                          5.33       08/31/2007                 5,278
          36,773  FALCON ASSET SECURITIZATION CORPORATION                              5.29       08/07/2007                36,741
          32,384  FALCON ASSET SECURITIZATION CORPORATION                              5.35       08/22/2007                32,285
          33,398  FALCON ASSET SECURITIZATION CORPORATION                              5.32       09/14/2007                33,185
          63,016  FIVE FINANCE INCORPORATED+/-++                                       5.30       07/09/2008                63,006
          12,378  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.26       08/15/2007                12,352
          35,289  GALLEON CAPITAL LLC                                                  5.29       08/09/2007                35,248
          17,385  GEMINI SECURITIZATION CORPORATION                                    5.36       08/01/2007                17,385
          18,882  GEMINI SECURITIZATION CORPORATION                                    5.29       08/09/2007                18,860
          28,042  GEMINI SECURITIZATION CORPORATION                                    5.29       08/15/2007                27,985
          39,070  GEORGE STREET FINANCE LLC++                                          5.31       08/23/2007                38,944
          21,479  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $21,482)                              5.32       08/01/2007                21,479
          94,524  GRAMPIAN FUNDING LLC                                                 5.29       08/20/2007                94,262
          31,508  HARRIER FINANCE FUNDING LLC                                          5.29       08/17/2007                31,434
          10,713  HARRIER FINANCE FUNDING LLC                                          5.29       08/20/2007                10,683
          15,754  HARRIER FINANCE FUNDING LLC+/-++                                     5.31       01/11/2008                15,755
           6,302  HARRIER FINANCE FUNDING LLC+/-                                       5.34       04/25/2008                 6,302
           7,215  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.29       08/07/2007                 7,209
          38,416  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.30       08/08/2007                38,377
          31,508  HUDSON-THAMES LLC+/-++                                               5.33       06/16/2008                31,506
          40,960  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       08/16/2008                40,960
          15,754  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.33       08/22/2008                15,755
          37,809  JUPITER SECURITIZATION CORPORATION++                                 5.29       08/06/2007                37,782
         105,843  JUPITER SECURITIZATION CORPORATION++                                 5.29       08/14/2007               105,642
           6,302  K2 (USA) LLC+/-++                                                    5.33       09/28/2007                 6,302
          25,206  KESTREL FUNDING US LLC                                               5.32       08/13/2007                25,162
          36,234  KESTREL FUNDING US LLC+/-++                                          5.29       02/25/2008                36,235
           6,302  KESTREL FUNDING US LLC+/-                                            5.34       04/25/2008                 6,302
          15,617  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       08/02/2007                15,615
          12,768  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       08/14/2007                12,743
          10,331  LEGACY CAPITAL CORPORATION                                           5.40       08/01/2007                10,331
          12,603  LIBERTY HARBOUR CDO II LIMITED                                       5.39       08/23/2007                12,563
          25,206  LIBERTY STREET FUNDING CORPORATION++                                 5.29       08/09/2007                25,177
          15,299  LIBERTY STREET FUNDING CORPORATION                                   5.34       08/29/2007                15,237
          42,221  LIQUID FUNDING LIMITED+/-++                                          5.34       11/13/2007                42,221
          46,632  LIQUID FUNDING LIMITED+/-++                                          5.33       06/11/2008                46,623
          13,296  METLIFE GLOBAL FUNDING I+/-++                                        5.43       10/05/2007                13,299



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
3




PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         15,754  MORGAN STANLEY+/-                                                    5.45%      08/07/2007   $            15,754
         129,965  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $129,985)                                            5.42       08/01/2007               129,965
           2,914  MORGAN STANLEY SERIES EXL+/-                                         5.38       08/15/2008                 2,913
           2,521  NATIONAL CITY BANK+/-                                                5.46       09/04/2007                 2,521
           9,452  NEWPORT FUNDING CORPORATION                                          5.30       08/24/2007                 9,421
          39,448  NEWPORT FUNDING CORPORATION                                          5.30       09/04/2007                39,253
          31,508  NORTH SEA FUNDING LLC                                                5.32       08/27/2007                31,388
          31,508  NORTHERN ROCK PLC+/-++                                               5.34       08/05/2008                31,517
          17,959  PREMIUM ASSET TRUST+/-++                                             5.48       12/21/2007                17,959
          15,754  PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37       12/16/2007                15,754
          11,973  PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37       11/27/2007                11,973
           2,549  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37       01/22/2008                 2,550
          14,040  RANGER FUNDING CORPORATION                                           5.29       08/24/2007                13,993
          12,566  RANGER FUNDING CORPORATION                                           5.30       08/31/2007                12,511
          63,016  SAINT GERMAIN FUNDING                                                5.30       08/02/2007                63,006
          22,686  SEDNA FINANCE INCORPORATED+/-++                                      5.29       04/10/2008                22,685
          22,055  SHEFFIELD RECEIVABLES CORPORATION++                                  5.28       08/03/2007                22,049
          16,069  SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39       04/11/2008                16,069
          31,361  SIMBA FUNDING CORPORATION                                            5.28       08/16/2007                31,292
           2,521  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.16       08/20/2007                 2,514
          15,754  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30       02/04/2008                15,738
          12,288  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30       02/29/2008                12,288
          12,603  SLM CORPORATION+/-++                                                 5.32       05/12/2008                12,503
           5,671  STANFIELD VICTORIA FUNDING LLC++                                     5.28       08/20/2007                 5,656
          31,508  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.37       02/15/2008                31,520
          19,535  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36       04/03/2008                19,543
          23,607  TARGET CORPORATION                                                   5.37       08/01/2007                23,607
          20,325  TASMAN FUNDING INCORPORATED++                                        5.31       09/28/2007                20,154
           1,789  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.30       08/21/2007                 1,784
           3,643  THE TRAVELERS INSURANCE COMPANY+/-                                   5.39       02/08/2008                 3,643
          63,016  UBS FINANCE (DELAWARE) LLC                                           5.28       08/30/2007                62,749
          25,206  UNICREDITO ITALIANO BANK (IRELAND)                                   5.34       08/09/2007                25,177
          15,754  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.34       08/14/2008                15,757
          15,754  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.34       08/08/2008                15,758
          15,357  VERSAILLES CDS LLC                                                   5.29       08/03/2007                15,352
           8,507  VERSAILLES CDS LLC                                                   5.34       09/07/2007                 8,461
          12,603  VETRA FINANCE INCORPORATED++                                         5.32       09/28/2007                12,497
          27,097  VICTORIA FINANCE LLC+/-++                                            5.45       07/28/2008                27,089
          35,289  WHISTLEJACKET CAPITAL LIMITED                                        5.31       08/15/2007                35,217
          31,508  WHITE PINE FINANCE LLC+/-++                                          5.32       02/22/2008                31,520
          13,696  WINDMILL FUNDING CORPORATION++                                       5.29       08/08/2007                13,682
          57,210  WORLD OMNI VEHICLE LEASING++                                         5.29       08/10/2007                57,135
          12,603  ZELA FINANCE CORPORATION                                             5.37       10/26/2007                12,447

                                                                                                                         3,288,528
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,401,749)                                                                3,401,749
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 0.60%
         103,687  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              103,687
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $103,687)                                                                               103,687
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
4





PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES
(COST $20,107,967)*                                      119.73%                                               $        20,517,876

OTHER ASSETS AND LIABILITIES, NET                        (19.73)                                                        (3,381,612)
                                                       --------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $        17,136,264
                                                       --------                                               --------------------


+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2) +/- VARIABLE RATE INVESTMENTS. ++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION
    4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $103,687.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
5

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 92.42%

APPLICATIONS SOFTWARE - 0.95%
          57,425  CITRIX SYSTEMS INCORPORATED+                                                                 $         2,077,062
                                                                                                              --------------------

BUSINESS SERVICES - 21.09%
          68,800  ACTIVISION INCORPORATED+                                                                               1,177,168
          67,300  ADOBE SYSTEMS INCORPORATED+                                                                            2,711,517
         105,275  AUTODESK INCORPORATED+<<                                                                               4,460,502
          18,338  BAIDU.COM INCORPORATED ADR+<<                                                                          3,703,909
          82,175  CERNER CORPORATION+<<                                                                                  4,344,592
          76,820  FOCUS MEDIA HOLDING LIMITED+<<                                                                         3,173,434
          19,445  GOOGLE INCORPORATED CLASS A+                                                                           9,916,950
          99,130  JUNIPER NETWORKS INCORPORATED+<<                                                                       2,969,935
         129,000  MCAFEE INCORPORATED+                                                                                   4,625,940
          63,783  RED HAT INCORPORATED+<<                                                                                1,327,962
          78,397  SALESFORCE.COM INCORPORATED+<<                                                                         3,046,507
          57,995  SINA CORPORATION+                                                                                      2,494,945
          83,900  THQ INCORPORATED+<<                                                                                    2,412,964

                                                                                                                        46,366,325
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 3.00%
          59,600  MONSANTO COMPANY                                                                                       3,841,220
          11,309  WACKER CHEMIE AG                                                                                       2,763,401

                                                                                                                         6,604,621
                                                                                                              --------------------

COMMUNICATIONS - 12.06%
         132,391  BHARTI AIRTEL LIMITED+                                                                                 2,931,852
         361,200  FOUNDRY NETWORKS INCORPORATED+                                                                         6,353,508
         572,195  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                 2,992,580
         104,800  NII HOLDINGS INCORPORATED+                                                                             8,805,296
       1,190,000  TENCENT HOLDINGS LIMITED                                                                               5,426,018

                                                                                                                        26,509,254
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 6.07%
          35,500  FIRST SOLAR INCORPORATED+<<                                                                            3,996,235
           4,595  Q-CELLS AG+                                                                                              400,738
          81,475  RENEWABLE ENERGY CORPORATION AS+                                                                       3,204,231
          50,500  SUNPOWER CORPORATION+<<                                                                                3,561,765
          54,340  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                          2,191,532

                                                                                                                        13,354,501
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 31.25%
         221,915  ABB LIMITED                                                                                            5,336,778
           1,184  BLADELOGIC INCORPORATED+<<                                                                                30,488
       3,483,115  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                         2,532,183
          30,010  CIENA CORPORATION+                                                                                     1,096,265
         114,520  CISCO SYSTEMS INCORPORATED+                                                                            3,310,773
          63,762  COMVERSE TECHNOLOGY INCORPORATED+<<                                                                    1,228,694
          51,800  DOLBY LABORATORIES INCORPORATED CLASS A+                                                               1,722,868
         266,780  INFINEON TECHNOLOGIES AG+                                                                              4,394,057
         441,805  INTEL CORPORATION                                                                                     10,435,434
          22,675  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                1,390,431
          52,735  NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,370,583
         110,635  NETWORK APPLIANCE INCORPORATED+                                                                        3,135,396
          25,135  NINTENDO COMPANY LIMITED                                                                              12,118,315
         115,795  NOKIA OYJ ADR                                                                                          3,316,369
         206,710  NVIDIA CORPORATION+                                                                                    9,459,050
         281,845  ON SEMICONDUCTOR CORPORATION+<<                                                                        3,331,408



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND. 1



                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           6,122  PERFECT WORLD COMPANY LIMITED ADR+                                                           $           147,540
          53,085  QUALCOMM INCORPORATED                                                                                  2,210,990
             980  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                      646,965
          38,300  TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                    1,432,803
           1,985  TEXAS INSTRUMENTS INCORPORATED                                                                            69,852

                                                                                                                        68,717,242
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 13.90%
          38,790  APPLE INCORPORATED+                                                                                    5,110,970
         352,270  EMC CORPORATION                                                                                        6,520,518
          26,585  GAMESTOP CORPORATION CLASS A+                                                                          1,072,705
          24,622  RESEARCH IN MOTION LIMITED+<<                                                                          5,269,108
         111,250  RIVERBED TECHNOLOGY INCORPORATED+<<                                                                    4,912,800
         125,145  SANDISK CORPORATION+<<                                                                                 6,711,526
         102,330  TOSHIBA CORPORATION                                                                                      959,728

                                                                                                                        30,557,355
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.39%
           8,615  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                257,158
          32,851  VEECO INSTRUMENTS INCORPORATED+                                                                          601,173

                                                                                                                           858,331
                                                                                                              --------------------

MISCELLANEOUS RETAIL - 1.07%
         125,365  ORKLA ASA                                                                                              2,356,413
                                                                                                              --------------------

OIL & GAS EXTRACTION - 0.87%
          24,515  CAMERON INTERNATIONAL CORPORATION+                                                                     1,912,170
                                                                                                              --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.77%
         162,790  CORNING INCORPORATED                                                                                   3,880,914
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $171,561,046)                                                                                203,194,188
                                                                                                              --------------------

RIGHTS - 0.00%
          30,500  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                              --------------------

WARRANTS - 4.01%                                                                               EXPIRATION DATE
         787,670  HON HIA PRECISION INDUSTRY COMPANY LIMITED WARRANTS+ ++                         11/17/2010             6,530,099
         101,055  MACQUARIE BANK LIMITED WARRANTS+(I)                                             04/09/2012             1,822,558
          32,930  RICHTEK TECHNOLOGY CORPORATION WARRANTS(I)                                      07/31/2012               460,750

TOTAL WARRANTS (COST $7,088,032)                                                                                         8,813,407
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 23.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.77%
         470,840  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   470,840
       1,221,083  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,221,083

                                                                                                                         1,691,923
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 22.35%
$        433,879  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47%      08/16/2007            433,892
         800,428  AQUIFER FUNDING LIMITED++                                            5.31       08/06/2007              799,844



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
2




                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        182,686  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.35%      08/02/2007   $           182,659
         138,163  ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.35       08/03/2007               138,123
         237,002  ATLANTIC ASSET SECURITIZATION CORPORATION                            5.33       09/13/2007               235,518
         235,420  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.39       10/25/2007               235,441
         279,067  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2007               278,824
         894,596  ATOMIUM FUNDING CORPORATION                                          5.26       08/15/2007               892,771
         235,420  BANCO SANTANDER TOTTA LOAN+/-++                                      5.33       08/15/2008               235,420
         235,420  BANK OF IRELAND SERIES EXTC+/-++                                     5.35       08/15/2008               235,420
       1,647,941  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                  (MATURITY VALUE $1,648,189)                                          5.42       08/01/2007             1,647,941
         470,840  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $470,911)            5.43       08/01/2007               470,840
         188,336  BNP PARIBAS+/-                                                       5.33       05/07/2008               188,334
         458,103  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $458,172)                                            5.40       08/01/2007               458,103
         470,840  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $470,911)                                            5.43       08/01/2007               470,840
         357,839  BUCKINGHAM III CDO                                                   5.33       08/21/2007               356,794
         291,921  BUCKINGHAM III CDO                                                   5.37       09/17/2007               289,924
         376,672  CAIRN HIGH GRADE FUNDING I LLC++                                     5.29       08/03/2007               376,563
         282,504  CEDAR SPRINGS CAPITAL COMPANY++                                      5.31       08/24/2007               281,558
         235,420  CHARIOT FUNDING LLC++                                                5.33       08/27/2007               234,528
         805,523  CHARIOT FUNDING LLC++                                                5.33       08/28/2007               802,349
         612,092  CHEYNE FINANCE LLC+/-++                                              5.34       02/25/2008               612,092
         470,840  CHEYNE FINANCE LLC+/-++                                              5.42       05/19/2008               470,840
       1,080,767  CIESCO INCORPORATED                                                  5.29       08/31/2007             1,076,044
         100,619  CIT GROUP INCORPORATED+/-                                            5.59       09/20/2007               100,616
         103,820  CIT GROUP INCORPORATED+/-                                            5.60       11/23/2007               103,817
          94,168  CIT GROUP INCORPORATED+/-                                            5.43       12/19/2007                94,138
       1,849,413  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,849,691)                                          5.42       08/01/2007             1,849,413
          47,084  COMERICA BANK+/-                                                     5.32       02/08/2008                47,007
         423,784  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         5.28       08/13/2007               423,043
          94,168  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                 5.29       08/08/2007                94,072
       2,892,662  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $2,893,098)                           5.42       08/01/2007             2,892,662
          94,168  CULLINAN FINANCE CORPORATION                                         5.34       09/04/2007                93,702
         235,420  CULLINAN FINANCE CORPORATION+/-++                                    5.32       02/12/2008               235,392
         565,008  CULLINAN FINANCE CORPORATION+/-++                                    5.30       02/25/2008               565,008
         188,336  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $188,364)                                            5.43       08/01/2007               188,336
         310,755  EBBETS FUNDING LLC++                                                 5.45       08/01/2007               310,755
         470,840  EBBETS FUNDING LLC                                                   5.29       08/17/2007               469,743
          75,334  ERASMUS CAPITAL CORPORATION++                                        5.29       08/10/2007                75,236
          79,224  FAIRWAY FINANCE CORPORATION                                          5.33       08/31/2007                78,877
         549,527  FALCON ASSET SECURITIZATION CORPORATION                              5.29       08/07/2007               549,049
         483,939  FALCON ASSET SECURITIZATION CORPORATION                              5.35       08/22/2007               482,458
         499,091  FALCON ASSET SECURITIZATION CORPORATION                              5.32       09/14/2007               495,896
         941,680  FIVE FINANCE INCORPORATED+/-++                                       5.30       07/09/2008               941,539
         184,965  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.26       08/15/2007               184,588
         527,341  GALLEON CAPITAL LLC                                                  5.29       08/09/2007               526,724
         259,800  GEMINI SECURITIZATION CORPORATION                                    5.36       08/01/2007               259,800
         282,165  GEMINI SECURITIZATION CORPORATION                                    5.29       08/09/2007               281,835
         419,048  GEMINI SECURITIZATION CORPORATION                                    5.29       08/15/2007               418,193
         583,842  GEORGE STREET FINANCE LLC++                                          5.31       08/23/2007               581,968
         320,973  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $321,020)                             5.32       08/01/2007               320,973
       1,412,521  GRAMPIAN FUNDING LLC                                                 5.29       08/20/2007             1,408,608
         470,840  HARRIER FINANCE FUNDING LLC                                          5.29       08/17/2007               469,743
         160,086  HARRIER FINANCE FUNDING LLC                                          5.29       08/20/2007               159,642
         235,420  HARRIER FINANCE FUNDING LLC+/-++                                     5.31       01/11/2008               235,444
          94,168  HARRIER FINANCE FUNDING LLC+/-                                       5.34       04/25/2008                94,168
         107,822  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.29       08/07/2007               107,729



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
3





                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        574,077  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.30%      08/08/2007   $           573,491
         470,840  HUDSON-THAMES LLC+/-++                                               5.33       06/16/2008               470,812
         612,092  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39       08/16/2008               612,092
         235,420  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.33       08/22/2008               235,434
         565,008  JUPITER SECURITIZATION CORPORATION++                                 5.29       08/06/2007               564,596
       1,581,675  JUPITER SECURITIZATION CORPORATION++                                 5.29       08/14/2007             1,578,670
          94,168  K2 (USA) LLC+/-++                                                    5.33       09/28/2007                94,168
         376,672  KESTREL FUNDING US LLC                                               5.32       08/13/2007               376,013
         541,466  KESTREL FUNDING US LLC+/-++                                          5.29       02/25/2008               541,488
          94,168  KESTREL FUNDING US LLC+/-                                            5.34       04/25/2008                94,168
         233,377  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       08/02/2007               233,342
         190,794  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       08/14/2007               190,431
         154,389  LEGACY CAPITAL CORPORATION                                           5.40       08/01/2007               154,389
         188,336  LIBERTY HARBOUR CDO II LIMITED                                       5.39       08/23/2007               187,732
         376,672  LIBERTY STREET FUNDING CORPORATION++                                 5.29       08/09/2007               376,231
         228,621  LIBERTY STREET FUNDING CORPORATION                                   5.34       08/29/2007               227,688
         630,926  LIQUID FUNDING LIMITED+/-++                                          5.34       11/13/2007               630,926
         696,844  LIQUID FUNDING LIMITED+/-++                                          5.33       06/11/2008               696,718
         198,695  METLIFE GLOBAL FUNDING I+/-++                                        5.43       10/05/2007               198,728
         235,420  MORGAN STANLEY+/-                                                    5.45       08/07/2007               235,420
       1,942,142  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,942,434)                                          5.42       08/01/2007             1,942,142
          43,553  MORGAN STANLEY SERIES EXL+/-                                         5.38       08/15/2008                43,538
          37,667  NATIONAL CITY BANK+/-                                                5.46       09/04/2007                37,668
         141,252  NEWPORT FUNDING CORPORATION                                          5.30       08/24/2007               140,779
         589,501  NEWPORT FUNDING CORPORATION                                          5.30       09/04/2007               586,583
         470,840  NORTH SEA FUNDING LLC                                                5.32       08/27/2007               469,056
         470,840  NORTHERN ROCK PLC+/-++                                               5.34       08/05/2008               470,977
         268,379  PREMIUM ASSET TRUST+/-++                                             5.48       12/21/2007               268,368
         235,420  PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37       12/16/2007               235,420
         178,919  PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37       11/27/2007               178,919
          38,091  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37       01/22/2008                38,100
         209,806  RANGER FUNDING CORPORATION                                           5.29       08/24/2007               209,104
         187,780  RANGER FUNDING CORPORATION                                           5.30       08/31/2007               186,960
         941,680  SAINT GERMAIN FUNDING                                                5.30       08/02/2007               941,539
         339,005  SEDNA FINANCE INCORPORATED+/-++                                      5.29       04/10/2008               338,988
         329,588  SHEFFIELD RECEIVABLES CORPORATION++                                  5.28       08/03/2007               329,493
         240,129  SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39       04/11/2008               240,129
         468,646  SIMBA FUNDING CORPORATION                                            5.28       08/16/2007               467,620
          37,667  SKANDINAVISKA ENSKILDA BANKEN AB                                     5.16       08/20/2007                37,563
         235,420  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30       02/04/2008               235,185
         183,628  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30       02/29/2008               183,628
         188,336  SLM CORPORATION+/-++                                                 5.32       05/12/2008               186,846
          84,751  STANFIELD VICTORIA FUNDING LLC++                                     5.28       08/20/2007                84,516
         470,840  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.37       02/15/2008               471,024
         291,921  STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36       04/03/2008               292,044
         352,772  TARGET CORPORATION                                                   5.37       08/01/2007               352,772
         303,730  TASMAN FUNDING INCORPORATED++                                        5.31       09/28/2007               301,166
          26,734  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.30       08/21/2007                26,656
          54,439  THE TRAVELERS INSURANCE COMPANY+/-                                   5.39       02/08/2008                54,437
         941,680  UBS FINANCE (DELAWARE) LLC                                           5.28       08/30/2007               937,697
         376,672  UNICREDITO ITALIANO BANK (IRELAND)                                   5.34       08/09/2007               376,231
         235,420  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.34       08/14/2008               235,460
         235,420  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.34       08/08/2008               235,481
         229,488  VERSAILLES CDS LLC                                                   5.29       08/03/2007               229,421
         127,127  VERSAILLES CDS LLC                                                   5.34       09/07/2007               126,442
         188,336  VETRA FINANCE INCORPORATED++                                         5.32       09/28/2007               186,747
         404,923  VICTORIA FINANCE LLC+/-++                                            5.45       07/28/2008               404,809
         527,341  WHISTLEJACKET CAPITAL LIMITED                                        5.31       08/15/2007               526,265
         470,840  WHITE PINE FINANCE LLC+/-++                                          5.32       02/22/2008               471,024
         204,674  WINDMILL FUNDING CORPORATION++                                       5.29       08/08/2007               204,465
         854,923  WORLD OMNI VEHICLE LEASING++                                         5.29       08/10/2007               853,803


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.
4



                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        188,336  ZELA FINANCE CORPORATION                                             5.37%      10/26/2007   $           185,979

                                                                                                                        49,142,417
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,834,340)                                                              50,834,340
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 2.37%

US TREASURY BILLS - 2.37%
       5,221,990  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            5,221,990

TOTAL SHORT-TERM INVESTMENTS (COST $5,221,990)                                                                           5,221,990
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $234,705,408)*                                     121.92%                                               $       268,063,925

OTHER ASSETS AND LIABILITIES, NET                        (21.92)                                                       (48,193,787)
                                                       --------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $       219,870,138
                                                       --------                                               --------------------


+   NON-INCOME EARNING SECURITIES.
+/- VARIABLE RATE INVESTMENTS.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
(I) ILLIQUID SECURITY.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,221,990.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
5

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.
   Securities denominated in foreign currencies are translated into U.S.
dollars using the closing rates of exchange in effect on the day of valuation.
   Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
   Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER
For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.62%

AMUSEMENT & RECREATION SERVICES - 1.63%
         345,425   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                      $    16,542,403
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.69%
         683,845   JONES APPAREL GROUP INCORPORATED                                                                     17,068,771
                                                                                                                   ---------------
BUSINESS SERVICES - 9.29%
         665,410   CATALINA MARKETING CORPORATION<<                                                                     20,088,728
         891,075   IMS HEALTH INCORPORATED                                                                              25,065,940
       1,184,690   MONEYGRAM INTERNATIONAL INCORPORATED<<                                                               30,316,217
       1,056,895   PARAMETRIC TECHNOLOGY CORPORATION<<+                                                                 18,633,059

                                                                                                                        94,103,944
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 6.78%
         527,581   ALPHARMA INCORPORATED CLASS A<<+                                                                     13,078,733
         660,335   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      33,089,387
         815,055   VALSPAR CORPORATION                                                                                  22,487,367

                                                                                                                        68,655,487
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 2.09%
         255,555   CITY NATIONAL CORPORATION                                                                            18,090,738
         143,162   SOUTH FINANCIAL GROUP INCORPORATED                                                                    3,086,573

                                                                                                                        21,177,311
                                                                                                                   ---------------
EATING & DRINKING PLACES - 1.13%
         299,065   CBRL GROUP INCORPORATED<<                                                                            11,493,068
                                                                                                                   ---------------
EDUCATIONAL SERVICES - 4.08%
       3,069,110   CORINTHIAN COLLEGES INCORPORATED+                                                                    41,340,912
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.13%
         794,355   CYMER INCORPORATED<<+                                                                                33,958,676
       1,932,300   FLEXTRONICS INTERNATIONAL LIMITED+                                                                   21,583,791
         590,635   MOLEX INCORPORATED<<                                                                                 16,738,596

                                                                                                                        72,281,063
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS - 3.62%
         434,110   PEPSIAMERICAS INCORPORATED                                                                           12,011,824
         732,170   PILGRIMS PRIDE CORPORATION<<                                                                         24,659,486

                                                                                                                        36,671,310
                                                                                                                   ---------------
FURNITURE & FIXTURES - 2.43%
       1,414,610   STEELCASE INCORPORATED<<                                                                             24,628,360
                                                                                                                   ---------------
HEALTH SERVICES - 0.80%
         154,075   UNIVERSAL HEALTH SERVICES CLASS B<<                                                                   8,079,693
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.53%
         267,290   GUITAR CENTER INCORPORATED<<+                                                                        15,516,185
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.35%
       1,033,296   BRIGGS & STRATTON CORPORATION<<                                                                      29,304,275
         230,045   CARLISLE COMPANIES INCORPORATED                                                                      10,416,438
          62,000   CDW CORPORATION                                                                                       5,218,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         687,005   DIEBOLD INCORPORATED<<                                                                          $    34,810,543
         594,095   DOVER CORPORATION                                                                                    30,298,845
       3,322,525   ENTEGRIS INCORPORATED<<+                                                                             35,816,820
         475,484   PALL CORPORATION                                                                                     19,742,096

                                                                                                                       165,607,557
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 4.30%
       1,039,150   ARTHUR J. GALLAGHER & COMPANY<<                                                                      28,659,757
         393,730   UNUMPROVIDENT CORPORATION                                                                             9,567,639
         131,210   WILLIS GROUP HOLDINGS LIMITED                                                                         5,325,814

                                                                                                                        43,553,210
                                                                                                                   ---------------
INSURANCE CARRIERS - 8.03%
         119,125   AMBAC FINANCIAL GROUP INCORPORATED                                                                    7,999,244
         336,100   MBIA INCORPORATED                                                                                    18,855,210
         195,300   RENAISSANCERE HOLDINGS LIMITED                                                                       11,229,750
         518,025   STEWART INFORMATION SERVICES CORPORATION                                                             18,897,552
          44,300   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                               24,342,850

                                                                                                                        81,324,606
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.86%
         192,149   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                           18,284,899
         558,855   QUEST DIAGNOSTICS INCORPORATED<<                                                                     30,999,687

                                                                                                                        49,284,586
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES - 1.03%
         128,415   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 10,436,287
                                                                                                                   ---------------
MISCELLANEOUS RETAIL - 2.03%
         969,085   ZALE CORPORATION<<+                                                                                  20,573,675
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.62%
       1,396,388   CAPITALSOURCE INCORPORATED<<                                                                         26,531,372
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 1.29%
         345,405   CIMAREX ENERGY COMPANY<<                                                                             13,073,579
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS - 1.43%
         493,100   BEMIS COMPANY INCORPORATED                                                                           14,531,657
                                                                                                                   ---------------
PERSONAL SERVICES - 2.65%
         720,666   G & K SERVICES INCORPORATED CLASS A                                                                  26,852,015
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES - 2.98%
         524,200   HUBBELL INCORPORATED CLASS B<<                                                                       30,220,130
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.29%
         983,859   HARTE HANKS INCORPORATED<<                                                                           23,169,879
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS - 1.94%
         524,990   ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                           19,676,625
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 1.42%
       1,068,575   FEDERAL SIGNAL CORPORATION                                                                           14,372,334
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 3.20%
       1,195,020   HAIN CELESTIAL GROUP INCORPORATED<<+                                                            $    32,373,089
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $930,140,810)                                                                                999,139,108
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 24.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.81%
       2,290,784   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                2,290,784
       5,940,946   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       5,940,946

                                                                                                                         8,231,730
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 23.60%
$      2,110,958   AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47%        08/16/2007          2,111,021
       3,894,333   AQUIFER FUNDING LIMITED++                                            5.31         08/06/2007          3,891,490
       1,153,089   ATLANTIC ASSET SECURITIZATION CORPORATION                            5.33         09/13/2007          1,145,871
         888,824   ATLANTIC ASSET SECURITIZATION CORPORATION                            5.35         08/02/2007            888,691
         672,208   ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.35         08/03/2007            672,013
       1,145,392   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.39         10/25/2007          1,145,495
       1,357,748   ATOMIUM FUNDING CORPORATION++                                        5.25         08/07/2007          1,356,566
       4,352,490   ATOMIUM FUNDING CORPORATION                                          5.26         08/15/2007          4,343,611
       1,145,392   BANCO SANTANDER TOTTA LOAN+/-++                                      5.33         08/15/2008          1,145,392
       1,145,392   BANK OF IRELAND SERIES EXTC+/-++                                     5.35         08/15/2008          1,145,392
       2,290,784   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,291,130)          5.43         08/01/2007          2,290,784
       8,017,744   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $8,018,951)                      5.42         08/01/2007          8,017,744
         916,314   BNP PARIBAS+/-                                                       5.33         05/07/2008            916,304
       2,228,813   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,229,147)                                          5.40         08/01/2007          2,228,813
       2,290,784   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,291,130)                                          5.43         08/01/2007          2,290,784
       1,740,996   BUCKINGHAM III CDO LLC                                               5.33         08/21/2007          1,735,912
       1,420,286   BUCKINGHAM III CDO LLC                                               5.37         09/17/2007          1,410,571
       1,832,627   CAIRN HIGH GRADE FUNDING I LLC++                                     5.29         08/03/2007          1,832,096
       1,374,470   CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         08/24/2007          1,369,866
       1,145,392   CHARIOT FUNDING LLC++                                                5.33         08/27/2007          1,141,051
       3,919,119   CHARIOT FUNDING LLC++                                                5.33         08/28/2007          3,903,678
       2,978,019   CHEYNE FINANCE LLC+/-++                                              5.34         02/25/2008          2,978,019
       2,290,784   CHEYNE FINANCE LLC+/-++                                              5.42         05/19/2008          2,290,784
       5,258,266   CIESCO INCORPORATED                                                  5.29         08/31/2007          5,235,287
         458,157   CIT GROUP INCORPORATED+/-                                            5.43         12/19/2007            458,010
         489,541   CIT GROUP INCORPORATED+/-                                            5.59         09/20/2007            489,526
         505,118   CIT GROUP INCORPORATED+/-                                            5.60         11/23/2007            505,103
       8,997,970   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $8,999,325)                                          5.42         08/01/2007          8,997,970
         229,078   COMERICA BANK+/-                                                     5.32         02/08/2008            228,705
       2,061,843   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         5.28         08/13/2007          2,058,235
         458,157   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                 5.29         08/08/2007            457,689
      14,073,701   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $14,075,820)                          5.42         08/01/2007         14,073,701
       2,748,941   CULLINAN FINANCE CORPORATION+/-++                                    5.30         02/25/2008          2,748,941
       1,145,392   CULLINAN FINANCE CORPORATION+/-++                                    5.32         02/12/2008          1,145,255
         458,157   CULLINAN FINANCE CORPORATION                                         5.34         09/04/2007            455,889
         916,314   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $916,452)                                            5.43         08/01/2007            916,314
       2,290,784   EBBETS FUNDING LLC                                                   5.29         08/17/2007          2,285,447
       1,511,917   EBBETS FUNDING LLC++                                                 5.45         08/01/2007          1,511,917
         366,525   ERASMUS CAPITAL CORPORATION++                                        5.29         08/10/2007            366,045
         385,447   FAIRWAY FINANCE CORPORATION                                          5.33         08/31/2007            383,763
       2,673,620   FALCON ASSET SECURITIZATION CORPORATION                              5.29         08/07/2007          2,671,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,428,231   FALCON ASSET SECURITIZATION CORPORATION                              5.32%        09/14/2007    $     2,412,690
       2,354,514   FALCON ASSET SECURITIZATION CORPORATION                              5.35         08/22/2007          2,347,309
       4,581,568   FIVE FINANCE INCORPORATED+/-++                                       5.30         07/09/2008          4,580,881
         899,912   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.26         08/15/2007            898,076
       2,565,678   GALLEON CAPITAL LLC                                                  5.29         08/09/2007          2,562,676
       1,372,821   GEMINI SECURITIZATION CORPORATION                                    5.29         08/09/2007          1,371,215
       2,038,798   GEMINI SECURITIZATION CORPORATION                                    5.29         08/15/2007          2,034,639
       1,264,009   GEMINI SECURITIZATION CORPORATION                                    5.36         08/01/2007          1,264,009
       2,840,572   GEORGE STREET FINANCE LLC++                                          5.31         08/23/2007          2,831,454
       1,561,633   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,561,864)                           5.32         08/01/2007          1,561,633
       6,872,352   GRAMPIAN FUNDING LLC                                                 5.29         08/20/2007          6,853,316
       2,290,784   HARRIER FINANCE FUNDING LLC                                          5.29         08/17/2007          2,285,447
         778,867   HARRIER FINANCE FUNDING LLC                                          5.29         08/20/2007            776,709
       1,145,392   HARRIER FINANCE FUNDING LLC+/-++                                     5.31         01/11/2008          1,145,507
         458,157   HARRIER FINANCE FUNDING LLC+/-                                       5.34         04/25/2008            458,157
         524,590   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.29         08/07/2007            524,133
       2,793,061   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.30         08/08/2007          2,790,212
       2,290,784   HUDSON-THAMES LLC+/-++                                               5.33         06/16/2008          2,290,647
       2,978,019   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39         08/16/2008          2,978,019
       1,145,392   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.33         08/22/2008          1,145,461
       2,748,941   JUPITER SECURITIZATION CORPORATION++                                 5.29         08/06/2007          2,746,934
       7,695,339   JUPITER SECURITIZATION CORPORATION++                                 5.29         08/14/2007          7,680,718
         458,157   K2 (USA) LLC+/-++                                                    5.33         09/28/2007            458,157
       2,634,402   KESTREL FUNDING US LLC+/-++                                          5.29         02/25/2008          2,634,507
       1,832,627   KESTREL FUNDING US LLC                                               5.32         08/13/2007          1,829,420
         458,157   KESTREL FUNDING US LLC+/-                                            5.34         04/25/2008            458,157
       1,135,450   LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30         08/02/2007          1,135,280
         928,272   LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30         08/14/2007            926,508
         751,148   LEGACY CAPITAL CORPORATION                                           5.40         08/01/2007            751,148
         916,314   LIBERTY HARBOUR CDO II LIMITED                                       5.39         08/23/2007            913,372
       1,832,627   LIBERTY STREET FUNDING CORPORATION++                                 5.29         08/09/2007          1,830,483
       1,112,313   LIBERTY STREET FUNDING CORPORATION                                   5.34         08/29/2007          1,107,775
       3,390,360   LIQUID FUNDING LIMITED+/-++                                          5.33         06/11/2008          3,389,750
       3,069,651   LIQUID FUNDING LIMITED+/-++                                          5.34         11/13/2007          3,069,651
         966,711   METLIFE GLOBAL FUNDING I+/-++                                        5.43         10/05/2007            966,875
       1,145,392   MORGAN STANLEY+/-                                                    5.45         08/07/2007          1,145,392
       9,449,125   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,450,548)                                          5.42         08/01/2007          9,449,125
         211,898   MORGAN STANLEY SERIES EXL+/-                                         5.38         08/15/2008            211,825
         183,263   NATIONAL CITY BANK+/-                                                5.46         09/04/2007            183,268
         687,235   NEWPORT FUNDING CORPORATION                                          5.30         08/24/2007            684,933
       2,868,107   NEWPORT FUNDING CORPORATION                                          5.30         09/04/2007          2,853,910
       2,290,784   NORTH SEA FUNDING LLC                                                5.32         08/27/2007          2,282,102
       2,290,784   NORTHERN ROCK PLC+/-++                                               5.34         08/05/2008          2,291,448
       1,305,747   PREMIUM ASSET TRUST+/-++                                             5.48         12/21/2007          1,305,695
       1,145,392   PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37         12/16/2007          1,145,392
         870,498   PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37         11/27/2007            870,498
         185,324   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         01/22/2008            185,368
       1,020,773   RANGER FUNDING CORPORATION                                           5.29         08/24/2007          1,017,354
         913,611   RANGER FUNDING CORPORATION                                           5.30         08/31/2007            909,618
       4,581,568   SAINT GERMAIN FUNDING                                                5.30         08/02/2007          4,580,881
       1,649,365   SEDNA FINANCE INCORPORATED+/-++                                      5.29         04/10/2008          1,649,282
       1,603,549   SHEFFIELD RECEIVABLES CORPORATION++                                  5.28         08/03/2007          1,603,084
       1,168,300   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39         04/11/2008          1,168,300
       2,280,109   SIMBA FUNDING CORPORATION                                            5.28         08/16/2007          2,275,116
         183,263   SKANDINAVISKA ENSKILDA BANKEN AB                                     5.16         08/20/2007            182,755
       1,145,392   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30         02/04/2008          1,144,247
         893,406   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30         02/29/2008            893,406
         916,314   SLM CORPORATION+/-++                                                 5.32         05/12/2008            909,066
         412,341   STANFIELD VICTORIA FUNDING LLC++                                     5.28         08/20/2007            411,199
       1,420,286   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36         04/03/2008          1,420,883
       2,290,784   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.37         02/15/2008          2,291,677

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,716,347   TARGET CORPORATION                                                   5.37%        08/01/2007    $     1,716,347
       1,477,739   TASMAN FUNDING INCORPORATED++                                        5.31         09/28/2007          1,465,267
         130,071   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.30         08/21/2007            129,691
         264,860   TRAVELERS INSURANCE COMPANY+/-                                       5.39         02/08/2008            264,855
       4,581,568   UBS FINANCE (DELAWARE) LLC                                           5.28         08/30/2007          4,562,188
       1,832,627   UNICREDITO ITALIANO BANK (IRELAND)                                   5.34         08/09/2007          1,830,483
       1,145,392   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.34         08/14/2008          1,145,587
       1,145,392   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.34         08/08/2008          1,145,690
       1,116,528   VERSAILLES CDS LLC                                                   5.29         08/03/2007          1,116,204
         618,512   VERSAILLES CDS LLC                                                   5.34         09/07/2007            615,178
         916,314   VETRA FINANCE INCORPORATED++                                         5.32         09/28/2007            908,580
       1,970,074   VICTORIA FINANCE LLC+/-++                                            5.45         07/28/2008          1,969,523
       2,565,678   WHISTLEJACKET CAPITAL LIMITED                                        5.31         08/15/2007          2,560,444
       2,290,784   WHITE PINE FINANCE LLC+/-++                                          5.32         02/22/2008          2,291,677
         995,804   WINDMILL FUNDING CORPORATION++                                       5.29         08/08/2007            994,788
       4,159,468   WORLD OMNI VEHICLE LEASING++                                         5.29         08/10/2007          4,154,019
         916,314   ZELA FINANCE CORPORATION                                             5.37         10/26/2007            904,840

                                                                                                                       239,093,149
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $247,324,879)                                                            247,324,879
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.85%

       8,607,324   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          8,607,324
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,607,324)                                                                           8,607,324
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,186,073,013)*                                                    123.88%                                  $ 1,255,071,311

OTHER ASSETS AND LIABILITIES, NET                                         (23.88)                                     (241,940,788)
                                                                          ------                                   ---------------

TOTAL NET ASSETS                                                          100.00%                                  $ 1,013,130,523
                                                                          ------                                   ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,607,324.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 82.77%

APPAREL & ACCESSORY STORES - 3.76%
     275,000   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                               $     6,671,500
     350,000   ANN TAYLOR STORES CORPORATION+                                                                            10,997,000
     635,000   CHICO'S FAS INCORPORATED+                                                                                 12,293,600
     210,000   KOHL'S CORPORATION+                                                                                       12,768,000

                                                                                                                         42,730,100
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.08%
     352,600   ADVANCE AUTO PARTS INCORPORATED                                                                           12,259,902
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.15%
     240,000   RYDER SYSTEM INCORPORATED                                                                                 13,048,800
                                                                                                                    ---------------
BUSINESS SERVICES - 9.46%
     740,000   ACTIVISION INCORPORATED+                                                                                  12,661,400
     405,000   AMDOCS LIMITED+<<                                                                                         14,656,950
     355,000   CHECKFREE CORPORATION+<<                                                                                  13,078,200
     470,000   CITRIX SYSTEMS INCORPORATED+                                                                              16,999,900
     305,000   COGNOS INCORPORATED+                                                                                      12,236,600
     735,000   ECLIPSYS CORPORATION+                                                                                     15,971,550
     775,000   RED HAT INCORPORATED+<<                                                                                   16,135,500
     240,000   YAHOO! INCORPORATED+<<                                                                                     5,580,000

                                                                                                                        107,320,100
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 3.45%
     315,000   HOSPIRA INCORPORATED+                                                                                     12,181,050
     520,000   HUNTSMAN CORPORATION                                                                                      13,239,200
     275,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           13,780,250

                                                                                                                         39,200,500
                                                                                                                    ---------------
COMMUNICATIONS - 8.46%
     470,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+<<                                                 16,727,300
     362,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 13,357,800
     795,000   FOUNDRY NETWORKS INCORPORATED+<<                                                                          13,984,050
      89,000   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       10,186,050
     555,000   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   11,627,250
     545,000   NEUSTAR INCORPORATED CLASS A+<<                                                                           15,717,800
     738,500   TIME WARNER TELECOM INCORPORATED+<<                                                                       14,437,675

                                                                                                                         96,037,925
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.38%
     207,000   CITY NATIONAL CORPORATION<<                                                                               14,653,530
     300,000   MARSHALL & ILSLEY CORPORATION                                                                             12,363,000

                                                                                                                         27,016,530
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.60%
     570,000   REPUBLIC SERVICES INCORPORATED                                                                            18,211,500
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.51%
     220,500   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                     2,985,570
     685,000   ALTERA CORPORATION                                                                                        15,892,000
     520,000   ENERSYS+                                                                                                   9,412,000
     280,000   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                      11,516,400

                                                                                                                         39,805,970
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.07%
   1,860,000   BEARINGPOINT INCORPORATED+<<                                                                         $    12,127,200
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.26%
     630,000   COCA-COLA ENTERPRISES INCORPORATED                                                                        14,275,800
                                                                                                                    ---------------
FOOD STORES - 0.20%
      55,700   PANERA BREAD COMPANY+<<                                                                                    2,263,648
                                                                                                                    ---------------
HEALTH SERVICES - 3.04%
     270,000   EDWARDS LIFESCIENCES CORPORATION+<<                                                                       12,409,200
   1,010,000   NEKTAR THERAPEUTICS+<<                                                                                     7,706,300
     915,000   VALEANT PHARMACEUTICALS INTERNATIONAL<<                                                                   14,356,350

                                                                                                                         34,471,850
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.13%
     415,000   WILLIAMS-SONOMA INCORPORATED                                                                              12,777,850
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.70%
     275,000   CAMERON INTERNATIONAL CORPORATION+<<                                                                      21,450,000
     360,000   CARLISLE COMPANIES INCORPORATED                                                                           16,300,800
     285,000   DOVER CORPORATION                                                                                         14,535,000
     615,000   SEAGATE TECHNOLOGY                                                                                        14,458,650
     336,000   SMITH INTERNATIONAL INCORPORATED<<                                                                        20,633,760

                                                                                                                         87,378,210
                                                                                                                    ---------------
INSURANCE CARRIERS - 2.46%
     502,000   HCC INSURANCE HOLDINGS INCORPORATED<<                                                                     14,698,560
     230,000   RENAISSANCERE HOLDINGS LIMITED                                                                            13,225,000

                                                                                                                         27,923,560
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.36%
     570,000   AFFYMETRIX INCORPORATED+<<                                                                                13,896,600
     950,000   BOSTON SCIENTIFIC CORPORATION+                                                                            12,492,500
     370,000   RESPIRONICS INCORPORATED+                                                                                 16,927,500
     530,000   TRIMBLE NAVIGATION LIMITED+<<                                                                             17,505,900

                                                                                                                         60,822,500
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 1.38%
     385,000   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                    15,708,000
                                                                                                                    ---------------
METAL MINING - 1.45%
     500,000   BARRICK GOLD CORPORATION<<                                                                                16,450,000
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.24%
     400,000   CVS CAREMARK CORPORATION                                                                                  14,076,000
                                                                                                                    ---------------
MOTION PICTURES - 1.30%
     385,000   TIME WARNER CABLE INCORPORATED+                                                                           14,714,700
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 7.71%
     345,000   APACHE CORPORATION                                                                                        27,858,750
     350,000   EOG RESOURCES INCORPORATED                                                                                24,535,000
     233,700   FOREST OIL CORPORATION+<<                                                                                  9,457,839
     250,000   NOBLE CORPORATION                                                                                         25,615,000

                                                                                                                         87,466,589
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS - 1.05%
     605,000   BOWATER INCORPORATED                                                                                 $    11,870,100
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.74%
     220,000   ALCOA INCORPORATED                                                                                         8,404,000
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 1.19%
     605,000   SKYWEST INCORPORATED<<                                                                                    13,497,550
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.52%
     248,000   AUTOLIV INCORPORATED                                                                                      13,870,640
     235,000   GOODRICH CORPORATION                                                                                      14,783,850

                                                                                                                         28,654,490
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.08%
     270,000   GATX CORPORATION<<                                                                                        12,247,200
                                                                                                                    ---------------
TRAVEL & RECREATION - 1.13%
     481,000   EXPEDIA INCORPORATED+<<                                                                                   12,799,410
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 3.63%
     337,000   SUPERVALU INCORPORATED<<                                                                                  14,042,790
     435,000   SYSCO CORPORATION                                                                                         13,867,800
     280,000   TRACTOR SUPPLY COMPANY+<<                                                                                 13,305,600

                                                                                                                         41,216,190
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 1.28%
     380,000   ARROW ELECTRONICS INCORPORATED+                                                                           14,523,601
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $700,087,936)                                                                                 939,299,775
                                                                                                                    ---------------

UNITS                                                                                             MATURITY DATE
EXCHANGEABLE NOTES - 7.51%
     260,800   AMERICAN EAGLE OUTFITTERS INCORPORATED MTN +(J)                                      01/24/2008            6,251,376
      95,000   CARDINAL HEALTH INCORPORATED MTN+ ++(J)                                              04/14/2008            6,181,935
      93,600   CARDINAL HEALTH INCORPORATED MTN+ ++(J)                                              05/05/2008            6,081,379
     278,000   CARNIVAL INCORPORATED MTN+(J)                                                        10/03/2007           12,546,140
     624,000   CORNING INCORPORATED MTN +(J)                                                        11/15/2007           15,032,160
     394,600   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED MTN+ ++(J)                        09/06/2007            7,421,637
     231,591   GENZYME CORPORATION MTN + ++(J)                                                      01/17/2008           14,314,640
     134,893   LEGG MASON INCORPORATED MTN + ++(J)                                                  12/05/2007           12,164,974
     225,040   YAHOO INCORPORATED MTN+ ++(J)                                                        10/03/2007            5,187,172

TOTAL EXCHANGEABLE NOTES (COST $90,920,687)                                                                              85,181,413
                                                                                                                    ---------------

SHARES
INVESTMENT COMPANIES - 2.63%

STOCK FUNDS - 2.63%
      95,000   MIDCAP SPDR TRUST SERIES 1<<                                                                              14,719,300
     105,000   VANGUARD TOTAL STOCK MARKET ETF<<                                                                         15,141,000

                                                                                                                         29,860,300
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $29,006,897)                                                                            29,860,300
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING - 20.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.69%
   2,181,467   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $     2,181,467
   5,657,441   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            5,657,441

                                                                                                                          7,838,908
                                                                                                                    ---------------

PRINCIPAL                                                                        INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 20.06%
$  2,010,222   AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47%         08/16/2007            2,010,282
   3,708,494   AQUIFER FUNDING LIMITED++                                              5.31          08/06/2007            3,705,786
   1,098,063   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.33          09/13/2007            1,091,189
     846,409   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.35          08/02/2007              846,282
     640,130   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.35          08/03/2007              639,944
   1,090,733   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.39          10/25/2007            1,090,832
   1,292,955   ATOMIUM FUNDING CORPORATION++                                          5.25          08/07/2007            1,291,830
   4,144,787   ATOMIUM FUNDING CORPORATION                                            5.26          08/15/2007            4,136,331
   1,090,733   BANCO SANTANDER TOTTA LOAN+++/-                                        5.33          08/15/2008            1,090,733
   1,090,733   BANK OF IRELAND SERIES EXTC+++/-                                       5.35          08/15/2008            1,090,733
   2,181,467   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,181,796)            5.43          08/01/2007            2,181,467
   7,635,134   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $7,636,284)                        5.42          08/01/2007            7,635,134
     872,587   BNP PARIBAS+/-                                                         5.33          05/07/2008              872,578
   2,122,453   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,122,771)                                            5.40          08/01/2007            2,122,453
   2,181,467   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,181,796)                                            5.43          08/01/2007            2,181,467
   1,657,915   BUCKINGHAM III CDO LLC                                                 5.33          08/21/2007            1,653,074
   1,352,509   BUCKINGHAM III CDO LLC                                                 5.37          09/17/2007            1,343,258
   1,745,173   CAIRN HIGH GRADE FUNDING I LLC++                                       5.29          08/03/2007            1,744,667
   1,308,880   CEDAR SPRINGS CAPITAL COMPANY++                                        5.31          08/24/2007            1,304,495
   1,090,733   CHARIOT FUNDING LLC++                                                  5.33          08/27/2007            1,086,600
   3,732,097   CHARIOT FUNDING LLC++                                                  5.33          08/28/2007            3,717,393
   2,835,907   CHEYNE FINANCE LLC+++/-                                                5.34          02/25/2008            2,835,907
   2,181,467   CHEYNE FINANCE LLC+++/-                                                5.42          05/19/2008            2,181,467
   5,007,339   CIESCO INCORPORATED                                                    5.29          08/31/2007            4,985,457
     436,293   CIT GROUP INCORPORATED+/-                                              5.43          12/19/2007              436,154
     466,179   CIT GROUP INCORPORATED+/-                                              5.59          09/20/2007              466,165
     481,013   CIT GROUP INCORPORATED+/-                                              5.60          11/23/2007              480,999
   8,568,582   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $8,569,872)                                            5.42          08/01/2007            8,568,582
     218,147   COMERICA BANK+/-                                                       5.32          02/08/2008              217,791
   1,963,451   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                           5.28          08/13/2007            1,960,015
     436,293   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                   5.29          08/08/2007              435,848
  13,402,097   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $13,404,115)                            5.42          08/01/2007           13,402,097
   2,617,760   CULLINAN FINANCE CORPORATION+++/-                                      5.30          02/25/2008            2,617,760
   1,090,733   CULLINAN FINANCE CORPORATION+++/-                                      5.32          02/12/2008            1,090,602
     436,293   CULLINAN FINANCE CORPORATION                                           5.34          09/04/2007              434,134
     872,587   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $872,719)                                              5.43          08/01/2007              872,587
   2,181,467   EBBETS FUNDING LLC                                                     5.29          08/17/2007            2,176,384
   1,439,768   EBBETS FUNDING LLC++                                                   5.45          08/01/2007            1,439,768
     349,035   ERASMUS CAPITAL CORPORATION++                                          5.29          08/10/2007              348,577
     367,054   FAIRWAY FINANCE CORPORATION                                            5.33          08/31/2007              365,450
   2,546,034   FALCON ASSET SECURITIZATION CORPORATION                                5.29          08/07/2007            2,543,818
   2,312,355   FALCON ASSET SECURITIZATION CORPORATION                                5.32          09/14/2007            2,297,556
   2,242,155   FALCON ASSET SECURITIZATION CORPORATION                                5.35          08/22/2007            2,235,294
   4,362,934   FIVE FINANCE INCORPORATED+++/-                                         5.30          07/09/2008            4,362,279
     856,967   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.26          08/15/2007              855,219
   2,443,243   GALLEON CAPITAL LLC                                                    5.29          08/09/2007            2,440,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,307,309   GEMINI SECURITIZATION CORPORATION                                      5.29%         08/09/2007      $     1,305,780
   1,941,505   GEMINI SECURITIZATION CORPORATION                                      5.29          08/15/2007            1,937,545
   1,203,690   GEMINI SECURITIZATION CORPORATION                                      5.36          08/01/2007            1,203,690
   2,705,019   GEORGE STREET FINANCE LLC++                                            5.31          08/23/2007            2,696,336
   1,487,111   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,487,331)                             5.32          08/01/2007            1,487,111
   6,544,400   GRAMPIAN FUNDING LLC                                                   5.29          08/20/2007            6,526,272
   2,181,467   HARRIER FINANCE FUNDING LLC                                            5.29          08/17/2007            2,176,384
     741,699   HARRIER FINANCE FUNDING LLC                                            5.29          08/20/2007              739,644
   1,090,733   HARRIER FINANCE FUNDING LLC+++/-                                       5.31          01/11/2008            1,090,842
     436,293   HARRIER FINANCE FUNDING LLC+/-                                         5.34          04/25/2008              436,293
     499,556   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                       5.29          08/07/2007              499,121
   2,659,775   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                       5.30          08/08/2007            2,657,062
   2,181,467   HUDSON-THAMES LLC+++/-                                                 5.33          06/16/2008            2,181,336
   2,835,907   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39          08/16/2008            2,835,907
   1,090,733   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.33          08/22/2008            1,090,799
   2,617,760   JUPITER SECURITIZATION CORPORATION++                                   5.29          08/06/2007            2,615,849
   7,328,114   JUPITER SECURITIZATION CORPORATION++                                   5.29          08/14/2007            7,314,191
     436,293   K2 (USA) LLC+++/-                                                      5.33          09/28/2007              436,293
   2,508,687   KESTREL FUNDING US LLC+++/-                                            5.29          02/25/2008            2,508,787
   1,745,173   KESTREL FUNDING US LLC                                                 5.32          08/13/2007            1,742,119
     436,293   KESTREL FUNDING US LLC+/-                                              5.34          04/25/2008              436,293
   1,081,266   LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30          08/02/2007            1,081,104
     883,974   LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30          08/14/2007              882,294
     715,303   LEGACY CAPITAL CORPORATION                                             5.40          08/01/2007              715,303
     872,587   LIBERTY HARBOUR CDO II LIMITED                                         5.39          08/23/2007              869,786
   1,745,173   LIBERTY STREET FUNDING CORPORATION++                                   5.29          08/09/2007            1,743,132
   1,059,233   LIBERTY STREET FUNDING CORPORATION                                     5.34          08/29/2007            1,054,911
   3,228,571   LIQUID FUNDING LIMITED+++/-                                            5.33          06/11/2008            3,227,990
   2,923,165   LIQUID FUNDING LIMITED+++/-                                            5.34          11/13/2007            2,923,165
     920,579   METLIFE GLOBAL FUNDING I+++/-                                          5.43          10/05/2007              920,735
   1,090,733   MORGAN STANLEY+/-                                                      5.45          08/07/2007            1,090,733
   8,998,208   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $8,999,563)                                            5.42          08/01/2007            8,998,208
     201,786   MORGAN STANLEY SERIES EXL+/-                                           5.38          08/15/2008              201,717
     174,517   NATIONAL CITY BANK+/-                                                  5.46          09/04/2007              174,523
     654,440   NEWPORT FUNDING CORPORATION                                            5.30          08/24/2007              652,248
   2,731,240   NEWPORT FUNDING CORPORATION                                            5.30          09/04/2007            2,717,720
   2,181,467   NORTH SEA FUNDING LLC                                                  5.32          08/27/2007            2,173,199
   2,181,467   NORTHERN ROCK PLC+++/-                                                 5.34          08/05/2008            2,182,099
   1,243,436   PREMIUM ASSET TRUST+++/-                                               5.48          12/21/2007            1,243,386
   1,090,733   PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.37          12/16/2007            1,090,733
     828,957   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37          11/27/2007              828,957
     176,481   RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37          01/22/2008              176,522
     972,062   RANGER FUNDING CORPORATION                                             5.29          08/24/2007              968,805
     870,013   RANGER FUNDING CORPORATION                                             5.30          08/31/2007              866,211
   4,362,934   SAINT GERMAIN FUNDING                                                  5.30          08/02/2007            4,362,279
   1,570,656   SEDNA FINANCE INCORPORATED+++/-                                        5.29          04/10/2008            1,570,578
   1,527,027   SHEFFIELD RECEIVABLES CORPORATION++                                    5.28          08/03/2007            1,526,584
   1,112,548   SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39          04/11/2008            1,112,548
   2,171,301   SIMBA FUNDING CORPORATION                                              5.28          08/16/2007            2,166,546
     174,517   SKANDINAVISKA ENSKILDA BANKEN AB                                       5.16          08/20/2007              174,034
   1,090,733   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.30          02/04/2008            1,089,643
     850,772   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.30          02/29/2008              850,772
     872,587   SLM CORPORATION+++/-                                                   5.32          05/12/2008              865,685
     392,664   STANFIELD VICTORIA FUNDING LLC++                                       5.28          08/20/2007              391,576
   1,352,509   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36          04/03/2008            1,353,077
   2,181,467   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.37          02/15/2008            2,182,318
   1,634,442   TARGET CORPORATION                                                     5.37          08/01/2007            1,634,442
   1,407,221   TASMAN FUNDING INCORPORATED++                                          5.31          09/28/2007            1,395,344
     123,864   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.30          08/21/2007              123,502
     252,221   TRAVELERS INSURANCE COMPANY+/-                                         5.39          02/08/2008              252,216
   4,362,934   UBS FINANCE (DELAWARE) LLC                                             5.28          08/30/2007            4,344,478

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,745,173   UNICREDITO ITALIANO BANK (IRELAND)                                     5.34%         08/09/2007      $     1,743,132
   1,090,733   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.34          08/14/2008            1,090,919
   1,090,733   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34          08/08/2008            1,091,017
   1,063,247   VERSAILLES CDS LLC                                                     5.29          08/03/2007            1,062,939
     588,996   VERSAILLES CDS LLC                                                     5.34          09/07/2007              585,821
     872,587   VETRA FINANCE INCORPORATED++                                           5.32          09/28/2007              865,222
   1,876,061   VICTORIA FINANCE LLC+++/-                                              5.45          07/28/2008            1,875,536
   2,443,243   WHISTLEJACKET CAPITAL LIMITED                                          5.31          08/15/2007            2,438,259
   2,181,467   WHITE PINE FINANCE LLC+++/-                                            5.32          02/22/2008            2,182,318
     948,284   WINDMILL FUNDING CORPORATION++                                         5.29          08/08/2007              947,316
   3,960,976   WORLD OMNI VEHICLE LEASING++                                           5.29          08/10/2007            3,955,788
     872,587   ZELA FINANCE CORPORATION                                               5.37          10/26/2007              861,663

                                                                                                                        227,683,509
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $235,522,417)                                                             235,522,417
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 7.94%
  90,028,293   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              90,028,293
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $90,028,293)                                                                          90,028,293
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,145,566,230)*                                                  121.60%                                     $ 1,379,892,198

OTHER ASSETS AND LIABILITIES, NET                                       (21.60)                                        (245,097,550)
                                                                        ------                                      ---------------

TOTAL NET ASSETS                                                        100.00%                                     $ 1,134,794,648
                                                                        ------                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $90,028,293.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 99.41%

AMUSEMENT & RECREATION SERVICES - 0.50%
          17,400   LIFE TIME FITNESS INCORPORATED+<<                                                               $       894,708
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.53%
          32,300   GUESS? INCORPORATED                                                                                   1,533,927
          22,700   PHILLIPS-VAN HEUSEN CORPORATION<<                                                                     1,181,762

                                                                                                                         2,715,689
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.80%
          40,800   ADVANCE AUTO PARTS INCORPORATED                                                                       1,418,616
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.35%
          70,239   WRIGHT EXPRESS CORPORATION+<<                                                                         2,392,340
                                                                                                                   ---------------
BIOPHARMACEUTICALS - 0.80%
          22,600   GENZYME CORPORATION+                                                                                  1,425,382
                                                                                                                   ---------------
BUSINESS SERVICES - 10.84%
          88,500   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                   3,005,460
          89,200   AUTODESK INCORPORATED+                                                                                3,779,404
          20,800   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   1,684,384
          20,300   DIGITAL RIVER INCORPORATED+                                                                             913,703
          22,000   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                 1,451,780
         244,100   LAWSON SOFTWARE INCORPORATED+                                                                         2,326,273
          35,300   MONSTER WORLDWIDE INCORPORATED+                                                                       1,372,817
          67,500   RSC HOLDINGS INCORPORATED+<<                                                                          1,433,025
          61,900   TELETECH HOLDINGS INCORPORATED+<<                                                                     1,815,527
          68,649   VALUECLICK INCORPORATED+<<                                                                            1,467,716

                                                                                                                        19,250,089
                                                                                                                   ---------------
CASINO & GAMING - 2.44%
          12,000   MGM MIRAGE+                                                                                             877,320
          34,000   PENN NATIONAL GAMING INCORPORATED+                                                                    1,955,000
          15,600   WYNN RESORTS LIMITED+<<                                                                               1,506,336

                                                                                                                         4,338,656
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 5.23%
          44,800   BARR PHARMACEUTICALS INCORPORATED+<<                                                                  2,294,656
          47,300   ECOLAB INCORPORATED                                                                                   1,991,803
          47,300   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                         2,289,793
          36,901   MGI PHARMA INCORPORATED+                                                                                923,632
          24,300   SHIRE PLC ADR                                                                                         1,793,097

                                                                                                                         9,292,981
                                                                                                                   ---------------
COMMUNICATIONS - 9.32%
         121,765   NEUSTAR INCORPORATED CLASS A+<<                                                                       3,511,703
          99,474   NII HOLDINGS INCORPORATED+                                                                            8,357,805
          60,000   SAVVIS INCORPORATED+<<                                                                                2,253,600
          72,800   SBA COMMUNICATIONS CORPORATION+                                                                       2,425,696

                                                                                                                        16,548,804
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 0.80%
          28,100   FIRST COMMUNITY BANCORP<<                                                                             1,411,182
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
E-COMMERCE/SERVICES - 2.47%
          68,800   PRICELINE.COM INCORPORATED+<<                                                                   $     4,389,440
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES - 0.83%
          21,000   SUNPOWER CORPORATION+<<                                                                               1,481,130
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.25%
          17,100   GENLYTE GROUP INCORPORATED+                                                                           1,189,647
          67,900   INTERSIL CORPORATION CLASS A                                                                          1,986,075
         155,600   MICROSEMI CORPORATION+<<                                                                              3,627,036
         245,700   PMC-SIERRA INCORPORATED+<<                                                                            1,872,234
          19,100   ROCKWELL COLLINS INCORPORATED                                                                         1,312,170
          56,711   SILICON LABORATORIES INCORPORATED+<<                                                                  1,975,244
          14,800   THOMAS & BETTS CORPORATION+                                                                             914,640

                                                                                                                        12,877,046
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.08%
          40,701   ADVISORY BOARD COMPANY+                                                                               2,095,694
          33,700   GEN-PROBE INCORPORATED+                                                                               2,123,437
          54,500   IHS INCORPORATED+<<                                                                                   2,584,390
         164,707   RESOURCES CONNECTION INCORPORATED+                                                                    5,348,036
           8,500   URS CORPORATION+                                                                                        418,710

                                                                                                                        12,570,267
                                                                                                                   ---------------
FOOTWEAR - 0.80%
          23,800   CROCS INCORPORATED+<<                                                                                 1,411,816
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES - 0.66%
          63,400   SAKS INCORPORATED+<<                                                                                  1,173,534
                                                                                                                   ---------------
HEALTH SERVICES - 3.02%
          54,900   BROOKDALE SENIOR LIVING INCORPORATED<<                                                                2,196,549
          26,000   COVANCE INCORPORATED+                                                                                 1,834,820
          39,100   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                 1,332,919

                                                                                                                         5,364,288
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.91%
          16,400   GAYLORD ENTERTAINMENT COMPANY+                                                                          819,672
          25,500   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                               1,184,475
          25,800   VAIL RESORTS INCORPORATED+<<                                                                          1,381,590

                                                                                                                         3,385,737
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.36%
          55,700   GARDNER DENVER INCORPORATED+                                                                          2,316,563
          51,600   VERIFONE HOLDINGS INCORPORATED+<<                                                                     1,878,756

                                                                                                                         4,195,319
                                                                                                                   ---------------
LEGAL SERVICES - 2.02%
          87,400   FTI CONSULTING INCORPORATED+<<                                                                        3,586,022
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.76%
          68,100   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          2,126,082
          20,400   C.R. BARD INCORPORATED                                                                                1,600,788
          34,500   DRS TECHNOLOGIES INCORPORATED                                                                         1,806,420
          31,000   HOLOGIC INCORPORATED+<<                                                                               1,605,800
          18,200   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                            1,731,912
          33,000   QUEST DIAGNOSTICS INCORPORATED                                                                        1,830,510

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          21,700   VARIAN INCORPORATED+<<                                                                          $     1,305,038

                                                                                                                        12,006,550
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES - 2.47%
          60,600   CYTYC CORPORATION+                                                                                    2,551,260
          28,026   KYPHON INCORPORATED+<<                                                                                1,839,066

                                                                                                                         4,390,326
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES - 1.49%
          22,400   COVENTRY HEALTH CARE INCORPORATED+                                                                    1,250,144
          17,100   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  1,389,717

                                                                                                                         2,639,861
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
          19,100   ARMSTRONG WORLD INDUSTRIES INCORPORATED+<<                                                              827,412
                                                                                                                   ---------------
MOTION PICTURES - 0.74%
          52,500   NATIONAL CINEMEDIA INCORPORATED+                                                                      1,307,250
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 6.78%
          23,900   ENSCO INTERNATIONAL INCORPORATED                                                                      1,459,573
          39,700   HELMERICH & PAYNE INCORPORATED                                                                        1,285,089
          13,700   NOBLE CORPORATION                                                                                     1,403,702
         143,800   PETROHAWK ENERGY CORPORATION+<<                                                                       2,155,562
          78,250   RANGE RESOURCES CORPORATION<<                                                                         2,906,205
          23,400   ROWAN COMPANIES INCORPORATED<<                                                                          987,246
          65,900   TETRA TECHNOLOGIES INCORPORATED+                                                                      1,832,679

                                                                                                                        12,030,056
                                                                                                                   ---------------
PERSONAL SERVICES - 0.95%
          34,700   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                            1,683,644
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.29%
         118,945   VISTAPRINT LIMITED+<<                                                                                 4,061,972
                                                                                                                   ---------------
REAL ESTATE - 1.92%
          96,330   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          3,363,844
           2,054   HUGOTON ROYALTY TRUST                                                                                    49,378

                                                                                                                         3,413,222
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.86%
           2,687   CME GROUP INCORPORATED<<                                                                              1,484,568
           7,000   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                               1,057,910
          47,200   JEFFERIES GROUP INCORPORATED<<                                                                        1,239,944
          35,200   LAZARD LIMITED<<                                                                                      1,303,456

                                                                                                                         5,085,878
                                                                                                                   ---------------

THEATERS & ENTERTAINMENT - 1.00%
          82,600   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                   1,766,814
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 6.54%
          51,800   ITT CORPORATION                                                                                       3,257,184
          51,900   OSHKOSH TRUCK CORPORATION<<                                                                           2,971,275
          43,250   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                             1,569,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
TRANSPORTATION EQUIPMENT (continued)
          33,800   TEXTRON INCORPORATED                                                                            $     3,815,682

                                                                                                                        11,614,116
                                                                                                                   ---------------
TRAVEL & RECREATION - 0.82%
          54,900   EXPEDIA INCORPORATED+<<                                                                               1,460,889
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.54%
          20,000   TRACTOR SUPPLY COMPANY+<<                                                                               950,400
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS - 1.77%
          44,800   PATTERSON COMPANIES INCORPORATED+                                                                     1,606,976
          28,724   WESCO INTERNATIONAL INCORPORATED+                                                                     1,538,170

                                                                                                                         3,145,146
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $159,129,738)                                                                                176,506,582
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 37.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.24%
         616,120   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  616,120
       1,597,852   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,597,852

                                                                                                                         2,213,972
                                                                                                                   ---------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 36.22%
$        567,754   AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47%        08/16/2007             567,771
       1,047,403   AQUIFER FUNDING LIMITED++                                           5.31         08/06/2007           1,046,639
         310,130   ATLANTIC ASSET SECURITIZATION CORPORATION                           5.33         09/13/2007             308,189
         239,054   ATLANTIC ASSET SECURITIZATION CORPORATION                           5.35         08/02/2007             239,019
         180,794   ATLANTIC ASSET SECURITIZATION CORPORATION++                         5.35         08/03/2007             180,742
         308,060   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.39         10/25/2007             308,088
         365,174   ATOMIUM FUNDING CORPORATION++                                       5.25         08/07/2007             364,856
       1,170,627   ATOMIUM FUNDING CORPORATION                                         5.26         08/15/2007           1,168,239
         308,060   BANCO SANTANDER TOTTA LOAN+/-++                                     5.33         08/15/2008             308,060
         308,060   BANK OF IRELAND SERIES EXTC+/-++                                    5.35         08/15/2008             308,060
         616,120   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $616,213)           5.43         08/01/2007             616,120
       2,156,419   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,156,744)         5.42         08/01/2007           2,156,419
         246,448   BNP PARIBAS+/-                                                      5.33         05/07/2008             246,445
         599,452   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $599,542)                                           5.40         08/01/2007             599,452
         616,120   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $616,213)                                           5.43         08/01/2007             616,120
         468,251   BUCKINGHAM III CDO LLC                                              5.33         08/21/2007             466,884
         381,994   BUCKINGHAM III CDO LLC                                              5.37         09/17/2007             379,381
         492,896   CAIRN HIGH GRADE FUNDING I LLC++                                    5.29         08/03/2007             492,753
         369,672   CEDAR SPRINGS CAPITAL COMPANY++                                     5.31         08/24/2007             368,433
         308,060   CHARIOT FUNDING LLC++                                               5.33         08/27/2007             306,892
       1,054,070   CHARIOT FUNDING LLC++                                               5.33         08/28/2007           1,049,917
         800,956   CHEYNE FINANCE LLC+/-++                                             5.34         02/25/2008             800,956
         616,120   CHEYNE FINANCE LLC+/-++                                             5.42         05/19/2008             616,120
       1,414,241   CIESCO INCORPORATED                                                 5.29         08/31/2007           1,408,061
         123,224   CIT GROUP INCORPORATED+/-                                           5.43         12/19/2007             123,184
         131,665   CIT GROUP INCORPORATED+/-                                           5.59         09/20/2007             131,661
         135,854   CIT GROUP INCORPORATED+/-                                           5.60         11/23/2007             135,850
       2,420,056   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,420,420)                                         5.42         08/01/2007           2,420,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         61,612   COMERICA BANK+/-                                                    5.32%        02/08/2008     $        61,512
         554,545   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                        5.28         08/13/2007             553,574
         123,224   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                5.29         08/08/2007             123,098
       3,785,203   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $3,785,773)                          5.42         08/01/2007           3,785,203
         739,344   CULLINAN FINANCE CORPORATION+/-++                                   5.30         02/25/2008             739,344
         308,060   CULLINAN FINANCE CORPORATION+/-++                                   5.32         02/12/2008             308,023
         123,224   CULLINAN FINANCE CORPORATION                                        5.34         09/04/2007             122,614
         246,448   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $246,485)                                           5.43         08/01/2007             246,448
         616,120   EBBETS FUNDING LLC                                                  5.29         08/17/2007             614,684
         406,639   EBBETS FUNDING LLC++                                                5.45         08/01/2007             406,639
          98,579   ERASMUS CAPITAL CORPORATION++                                       5.29         08/10/2007              98,450
         103,668   FAIRWAY FINANCE CORPORATION                                         5.33         08/31/2007             103,215
         719,086   FALCON ASSET SECURITIZATION CORPORATION                             5.29         08/07/2007             718,460
         653,087   FALCON ASSET SECURITIZATION CORPORATION                             5.32         09/14/2007             648,907
         633,260   FALCON ASSET SECURITIZATION CORPORATION                             5.35         08/22/2007             631,322
       1,232,239   FIVE FINANCE INCORPORATED+/-++                                      5.30         07/09/2008           1,232,054
         242,036   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.26         08/15/2007             241,543
         690,054   GALLEON CAPITAL LLC                                                 5.29         08/09/2007             689,247
         369,228   GEMINI SECURITIZATION CORPORATION                                   5.29         08/09/2007             368,796
         548,346   GEMINI SECURITIZATION CORPORATION                                   5.29         08/15/2007             547,228
         339,962   GEMINI SECURITIZATION CORPORATION                                   5.36         08/01/2007             339,962
         763,988   GEORGE STREET FINANCE LLC++                                         5.31         08/23/2007             761,536
         420,010   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $420,072)                            5.32         08/01/2007             420,010
       1,848,359   GRAMPIAN FUNDING LLC                                                5.29         08/20/2007           1,843,239
         616,120   HARRIER FINANCE FUNDING LLC                                         5.29         08/17/2007             614,684
         209,481   HARRIER FINANCE FUNDING LLC                                         5.29         08/20/2007             208,900
         308,060   HARRIER FINANCE FUNDING LLC+/-++                                    5.31         01/11/2008             308,091
         123,224   HARRIER FINANCE FUNDING LLC+/-                                      5.34         04/25/2008             123,224
         141,091   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                    5.29         08/07/2007             140,969
         751,210   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                    5.30         08/08/2007             750,444
         616,120   HUDSON-THAMES LLC+/-++                                              5.33         06/16/2008             616,083
         800,956   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39         08/16/2008             800,956
         308,060   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                          5.33         08/22/2008             308,078
         739,344   JUPITER SECURITIZATION CORPORATION++                                5.29         08/06/2007             738,804
       2,069,706   JUPITER SECURITIZATION CORPORATION++                                5.29         08/14/2007           2,065,774
         123,224   K2 (USA) LLC+/-++                                                   5.33         09/28/2007             123,224
         708,538   KESTREL FUNDING US LLC+/-++                                         5.29         02/25/2008             708,566
         492,896   KESTREL FUNDING US LLC                                              5.32         08/13/2007             492,033
         123,224   KESTREL FUNDING US LLC+/-                                           5.34         04/25/2008             123,224
         305,386   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.30         08/02/2007             305,340
         249,664   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.30         08/14/2007             249,190
         202,026   LEGACY CAPITAL CORPORATION                                          5.40         08/01/2007             202,026
         246,448   LIBERTY HARBOUR CDO II LIMITED                                      5.39         08/23/2007             245,657
         492,896   LIBERTY STREET FUNDING CORPORATION++                                5.29         08/09/2007             492,319
         299,163   LIBERTY STREET FUNDING CORPORATION                                  5.34         08/29/2007             297,942
         911,857   LIQUID FUNDING LIMITED+/-++                                         5.33         06/11/2008             911,693
         825,600   LIQUID FUNDING LIMITED+/-++                                         5.34         11/13/2007             825,600
         260,002   METLIFE GLOBAL FUNDING I+/-++                                       5.43         10/05/2007             260,047
         308,060   MORGAN STANLEY+/-                                                   5.45         08/07/2007             308,060
       2,541,397   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,541,780)                                         5.42         08/01/2007           2,541,397
          56,991   MORGAN STANLEY SERIES EXL+/-                                        5.38         08/15/2008              56,972
          49,290   NATIONAL CITY BANK+/-                                               5.46         09/04/2007              49,291
         184,836   NEWPORT FUNDING CORPORATION                                         5.30         08/24/2007             184,217
         771,394   NEWPORT FUNDING CORPORATION                                         5.30         09/04/2007             767,576
         616,120   NORTH SEA FUNDING LLC                                               5.32         08/27/2007             613,785
         616,120   NORTHERN ROCK PLC+/-++                                              5.34         08/05/2008             616,298
         351,188   PREMIUM ASSET TRUST+/-++                                            5.48         12/21/2007             351,174
         308,060   PREMIUM ASSET TRUST SERIES 06-B+/-++                                5.37         12/16/2007             308,060
         234,125   PYXIS MASTER TRUST SERIES 2007-3+/-++                               5.37         11/27/2007             234,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         49,844   RACERS TRUST SERIES 2004-6-MM+/-++                                  5.37%        01/22/2008     $        49,856
         274,543   RANGER FUNDING CORPORATION                                          5.29         08/24/2007             273,623
         245,721   RANGER FUNDING CORPORATION                                          5.30         08/31/2007             244,647
       1,232,239   SAINT GERMAIN FUNDING                                               5.30         08/02/2007           1,232,054
         443,606   SEDNA FINANCE INCORPORATED+/-++                                     5.29         04/10/2008             443,584
         431,284   SHEFFIELD RECEIVABLES CORPORATION++                                 5.28         08/03/2007             431,159
         314,221   SHIPROCK FINANCE SERIES 2007-4A+/-++                                5.39         04/11/2008             314,221
         613,249   SIMBA FUNDING CORPORATION                                           5.28         08/16/2007             611,905
          49,290   SKANDINAVISKA ENSKILDA BANKEN AB                                    5.16         08/20/2007              49,153
         308,060   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                      5.30         02/04/2008             307,752
         240,287   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                      5.30         02/29/2008             240,287
         246,448   SLM CORPORATION+/-++                                                5.32         05/12/2008             244,498
         110,902   STANFIELD VICTORIA FUNDING LLC++                                    5.28         08/20/2007             110,594
         381,994   STANFIELD VICTORIA FUNDING LLC+/-++                                 5.36         04/03/2008             382,155
         616,120   STANFIELD VICTORIA FUNDING LLC+/-++                                 5.37         02/15/2008             616,360
         461,621   TARGET CORPORATION                                                  5.37         08/01/2007             461,621
         397,446   TASMAN FUNDING INCORPORATED++                                       5.31         09/28/2007             394,092
          34,983   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  5.30         08/21/2007              34,881
          71,236   TRAVELERS INSURANCE COMPANY+/-                                      5.39         02/08/2008              71,234
       1,232,239   UBS FINANCE (DELAWARE) LLC                                          5.28         08/30/2007           1,227,027
         492,896   UNICREDITO ITALIANO BANK (IRELAND)                                  5.34         08/09/2007             492,319
         308,060   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                  5.34         08/14/2008             308,112
         308,060   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.34         08/08/2008             308,140
         300,297   VERSAILLES CDS LLC                                                  5.29         08/03/2007             300,210
         166,352   VERSAILLES CDS LLC                                                  5.34         09/07/2007             165,456
         246,448   VETRA FINANCE INCORPORATED++                                        5.32         09/28/2007             244,368
         529,863   VICTORIA FINANCE LLC+/-++                                           5.45         07/28/2008             529,715
         690,054   WHISTLEJACKET CAPITAL LIMITED                                       5.31         08/15/2007             688,646
         616,120   WHITE PINE FINANCE LLC+/-++                                         5.32         02/22/2008             616,360
         267,827   WINDMILL FUNDING CORPORATION++                                      5.29         08/08/2007             267,554
       1,118,713   WORLD OMNI VEHICLE LEASING++                                        5.29         08/10/2007           1,117,248
         246,448   ZELA FINANCE CORPORATION                                            5.37         10/26/2007             243,355

                                                                                                                        64,305,484
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,519,456)                                                              66,519,456
                                                                                                                   ---------------
SHARES
RIGHTS - 0.00%
          31,200   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS - 1.51%
       2,675,622   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          2,675,622
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,675,622)                                                                           2,675,622
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $228,324,816)*                                                    138.38%                                    $   245,701,660

OTHER ASSETS AND LIABILITIES, NET                                       (38.38)                                       (68,149,749)
                                                                        ------                                     ---------------

TOTAL NET ASSETS                                                        100.00%                                    $   177,551,911
                                                                        ------                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,675,622.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

+SHARES         SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 97.92%

AMUSEMENT & RECREATION SERVICES - 0.64%
      148,150   TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     $    2,522,995
                                                                                                                     --------------
APPAREL & ACCESSORY STORES - 0.91%
       78,700   COLDWATER CREEK INCORPORATED+<<                                                                           1,549,603
       54,700   ZUMIEZ INCORPORATED+<<                                                                                    2,023,353

                                                                                                                          3,572,956
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.31%
       58,200   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                     1,209,978
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.34%
      154,213   WRIGHT EXPRESS CORPORATION+<<                                                                             5,252,495
                                                                                                                     --------------
BIOPHARMACEUTICALS - 0.52%
      169,400   APPLERA CORPORATION-CELERA GROUP+                                                                         2,036,188
                                                                                                                     --------------

BUSINESS SERVICES - 24.91%
       81,900   ACI WORLDWIDE INCORPORATED+                                                                               2,500,407
      104,400   AMERICAN REPROGRAPHICS COMPANY+<<                                                                         2,601,648
      100,617   BANKRATE INCORPORATED+<<                                                                                  4,512,672
       88,588   CAPELLA EDUCATION COMPANY+                                                                                3,960,769
      336,400   CNET NETWORKS INCORPORATED+                                                                               2,533,092
       65,500   COGENT COMMUNICATIONS GROUP INCORPORATED+<<                                                               1,878,540
      171,400   DEALERTRACK HOLDINGS INCORPORATED+                                                                        6,180,684
       44,900   DIGITAL RIVER INCORPORATED+                                                                               2,020,949
       15,016   DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          229,144
      212,300   EPICOR SOFTWARE CORPORATION+                                                                              2,772,638
      118,900   FORRESTER RESEARCH INCORPORATED+                                                                          2,951,098
      488,900   GLOBAL CASH ACCESS INCORPORATED+                                                                          6,678,374
       36,426   HURON CONSULTING GROUP INCORPORATED+<<                                                                    2,474,418
      534,900   LAWSON SOFTWARE INCORPORATED+<<                                                                           5,097,597
      356,979   MARCHEX INCORPORATED CLASS B<<                                                                            4,812,077
      651,282   ON ASSIGNMENT INCORPORATED+                                                                               6,532,358
       41,800   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                             2,184,050
      116,600   RSC HOLDINGS INCORPORATED+<<                                                                              2,475,418
      536,059   SECURE COMPUTING CORPORATION+                                                                             4,234,866
      153,061   SI INTERNATIONAL INCORPORATED+<<                                                                          4,458,667
      949,004   SKILLSOFT PLC ADR+                                                                                        8,076,024
      316,900   SYKES ENTERPRISES INCORPORATED+                                                                           5,304,906
      184,260   TALEO CORPORATION CLASS A+                                                                                3,963,433
      116,600   THE KNOT INCORPORATED+<<                                                                                  2,116,290
      235,300   THE TRIZETTO GROUP INCORPORATED+<<                                                                        3,771,859
      150,100   VALUECLICK INCORPORATED+                                                                                  3,209,138

                                                                                                                         97,531,116
                                                                                                                     --------------
CASINO & GAMING - 0.83%
      123,300   PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                    3,268,683
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS - 4.37%
       30,600   CHATTEM INCORPORATED+<<                                                                                   1,718,496
      102,450   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             4,959,605
      183,749   MGI PHARMA INCORPORATED+<<                                                                                4,599,237
      250,966   SCIELE PHARMA INCORPORATED+<<                                                                             5,819,902

                                                                                                                         17,097,240
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMUNICATIONS - 4.82%
       65,276   CBEYOND INCORPORATED+<<                                                                              $    2,308,812
      170,600   LODGENET ENTERTAINMENT CORPORATION+<<                                                                     5,360,252
      242,358   NEUSTAR INCORPORATED CLASS A+<<                                                                           6,989,605
      139,246   ORBCOMM INCORPORATED+<<                                                                                   2,136,034
      176,900   PAETEC HOLDING CORPORATION+                                                                               2,087,420

                                                                                                                         18,882,123
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS - 0.39%
       58,125   WESTERN ALLIANCE BANCORP+<<                                                                               1,529,269
                                                                                                                     --------------
E-COMMERCE/SERVICES - 4.61%
      375,100   GSI COMMERCE INCORPORATED+<<                                                                              8,349,726
      151,930   PRICELINE.COM INCORPORATED+<<                                                                             9,693,134

                                                                                                                         18,042,860
                                                                                                                     --------------
EATING & DRINKING PLACES - 1.22%
      132,736   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                    2,519,329
      109,500   SONIC CORPORATION+<<                                                                                      2,262,270

                                                                                                                          4,781,599
                                                                                                                     --------------
EDUCATIONAL SERVICES - 1.60%
      128,500   CORINTHIAN COLLEGES INCORPORATED+                                                                         1,730,895
       29,901   STRAYER EDUCATION INCORPORATED<<                                                                          4,530,899

                                                                                                                          6,261,794
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.57%
      194,200   BIGBAND NETWORKS INCORPORATED+<<                                                                          2,524,600
      187,450   EVERGREEN SOLAR INCORPORATED+<<                                                                           1,561,459
      170,800   HOUSTON WIRE & CABLE COMPANY<<                                                                            4,401,516
      344,700   MICROSEMI CORPORATION+<<                                                                                  8,034,957
      537,700   PMC-SIERRA INCORPORATED+<<                                                                                4,097,274
      112,100   POLYPORE INTERNATIONAL INCORPORATED+<<                                                                    2,062,640
      107,842   POWER INTEGRATIONS INCORPORATED+                                                                          2,857,813
       42,700   REGAL-BELOIT CORPORATION                                                                                  2,165,744
      122,889   SILICON LABORATORIES INCORPORATED+<<                                                                      4,280,224
      242,700   SIRENZA MICRODEVICES INCORPORATED+<<                                                                      2,757,072
      182,545   UNIVERSAL DISPLAY CORPORATION+<<                                                                          2,741,826

                                                                                                                         37,485,125
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.75%
       90,144   ADVISORY BOARD COMPANY+                                                                                   4,641,515
      233,894   EXELIXIS INCORPORATED+<<                                                                                  2,266,433
       82,200   IHS INCORPORATED+<<                                                                                       3,897,924
      360,124   RESOURCES CONNECTION INCORPORATED+                                                                       11,693,226

                                                                                                                         22,499,098
                                                                                                                     --------------
FINANCIAL INSTITUTIONS - 0.58%
       90,900   DOLLAR FINANCIAL CORPORATION+<<                                                                           2,277,954
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS - 0.50%
      175,300   SENOMYX INCORPORATED+<<                                                                                   1,944,077
                                                                                                                     --------------
HEALTH SERVICES - 3.04%
      253,486   INVENTIV HEALTH INCORPORATED+<<                                                                           8,993,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HEALTH SERVICES (continued)
       85,400   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                $    2,911,286

                                                                                                                         11,904,969
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.56%
      154,000   HHGREGG INCORPORATED+<<                                                                                   2,194,500
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.24%
       48,068   GAYLORD ENTERTAINMENT COMPANY+<<                                                                          2,402,439
      358,300   GREAT WOLF RESORTS INCORPORATED+<<                                                                        4,751,058
      151,700   RED LION HOTELS CORPORATION+                                                                              1,638,360

                                                                                                                          8,791,857
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.33%
       91,595   ACTUANT CORPORATION CLASS A<<                                                                             5,585,463
      190,704   GARDNER DENVER INCORPORATED+                                                                              7,931,379
       64,800   KAYDON CORPORATION<<                                                                                      3,448,008

                                                                                                                         16,964,850
                                                                                                                     --------------
INSURANCE CARRIERS - 1.93%
      150,600   FIRST MERCURY FINANCIAL CORPORATION+                                                                      2,978,868
       51,178   THE NAVIGATORS GROUP INCORPORATED+                                                                        2,677,121
       71,550   TOWER GROUP INCORPORATED<<                                                                                1,896,075

                                                                                                                          7,552,064
                                                                                                                     --------------
LEGAL SERVICES - 3.14%
      299,600   FTI CONSULTING INCORPORATED+<<                                                                           12,292,588
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.21%
       41,500   ESTERLINE TECHNOLOGIES CORPORATION+                                                                       1,921,035
      105,300   EV3 INCORPORATED+<<                                                                                       1,734,291
      584,917   IXIA+                                                                                                     5,474,823
      179,669   SENORX INCORPORATED+                                                                                      1,748,179
      101,300   SONOSITE INCORPORATED+<<                                                                                  2,866,790
      210,255   SPECTRANETICS CORPORATION+<<                                                                              2,735,418
      148,685   STEREOTAXIS INCORPORATED+<<                                                                               1,940,339
      202,800   SYMMETRY MEDICAL INCORPORATED+                                                                            3,027,804
       47,900   VARIAN INCORPORATED+<<                                                                                    2,880,706

                                                                                                                         24,329,385
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES - 1.50%
       61,193   KYPHON INCORPORATED+<<                                                                                    4,015,485
      180,392   NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                    1,849,018

                                                                                                                          5,864,503
                                                                                                                     --------------
OIL & GAS EXTRACTION - 2.50%
      236,430   PETROHAWK ENERGY CORPORATION+<<                                                                           3,544,086
      145,500   TETRA TECHNOLOGIES INCORPORATED+                                                                          4,046,355
      126,450   VENOCO INCORPORATED+                                                                                      2,190,114

                                                                                                                          9,780,555
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.81%
      253,231   INNERWORKINGS INCORPORATED+<<                                                                             3,380,634
      253,281   SHUTTERFLY INCORPORATED+<<                                                                                6,521,986

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      261,336   VISTAPRINT LIMITED+<<                                                                                $    8,924,624

                                                                                                                         18,827,244
                                                                                                                     --------------
REAL ESTATE - 0.69%
      214,144   HFF INCORPORATED CLASS A+                                                                                 2,685,366
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.53%
       85,950   EVERCORE PARTNERS INCORPORATED CLASS A                                                                    2,066,238
                                                                                                                     --------------
TEXTILE MILL PRODUCTS - 0.80%
      169,600   INTERFACE INCORPORATED                                                                                    3,125,728
                                                                                                                     --------------
TRANSPORTATION BY AIR - 0.17%
       69,064   AIRTRAN HOLDINGS INCORPORATED+<<                                                                            679,590
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS - 2.60%
       57,600   BARNES GROUP INCORPORATED<<                                                                               1,797,120
      209,800   INTERLINE BRANDS INCORPORATED+                                                                            4,819,106
      205,889   PSS WORLD MEDICAL INCORPORATED+<<                                                                         3,547,465

                                                                                                                         10,163,691
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $355,468,984)                                                                                 383,418,678
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING - 46.86%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.56%
    1,699,587   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,699,587
    4,407,728   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           4,407,728

                                                                                                                          6,107,315
                                                                                                                     --------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 45.30%
$   1,566,169   AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%          08/16/2007         1,566,216
    2,889,297   AQUIFER FUNDING LIMITED++                                               5.31           08/06/2007         2,887,188
      855,504   ATLANTIC ASSET SECURITIZATION CORPORATION                               5.33           09/13/2007           850,148
      659,440   ATLANTIC ASSET SECURITIZATION CORPORATION                               5.35           08/02/2007           659,341
      498,727   ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.35           08/03/2007           498,582
      849,793   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.39           10/25/2007           849,870
    1,007,345   ATOMIUM FUNDING CORPORATION++                                           5.25           08/07/2007         1,006,469
    3,229,215   ATOMIUM FUNDING CORPORATION                                             5.26           08/15/2007         3,222,627
      849,793   BANCO SANTANDER TOTTA LOAN+/-++                                         5.33           08/15/2008           849,793
      849,793   BANK OF IRELAND SERIES EXTC+/-++                                        5.35           08/15/2008           849,793
    1,699,587   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,699,843)             5.43           08/01/2007         1,699,587
    5,948,553   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $5,949,449)                         5.42           08/01/2007         5,948,553
      679,835   BNP PARIBAS+/-                                                          5.33           05/07/2008           679,828
    1,653,609   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,653,857)                                             5.40           08/01/2007         1,653,609
    1,699,587   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,699,843)                                             5.43           08/01/2007         1,699,587
    1,291,686   BUCKINGHAM III CDO LLC                                                  5.33           08/21/2007         1,287,914
    1,053,744   BUCKINGHAM III CDO LLC                                                  5.37           09/17/2007         1,046,536
    1,359,669   CAIRN HIGH GRADE FUNDING I LLC++                                        5.29           08/03/2007         1,359,275
    1,019,752   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31           08/24/2007         1,016,336
      849,793   CHARIOT FUNDING LLC++                                                   5.33           08/27/2007           846,573
    2,907,687   CHARIOT FUNDING LLC++                                                   5.33           08/28/2007         2,896,231
    2,209,463   CHEYNE FINANCE LLC+/-++                                                 5.34           02/25/2008         2,209,463

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,699,587   CHEYNE FINANCE LLC+/-++                                                 5.42%          05/19/2008    $    1,699,587
    3,901,231   CIESCO INCORPORATED                                                     5.29           08/31/2007         3,884,183
      339,917   CIT GROUP INCORPORATED+/-                                               5.43           12/19/2007           339,809
      363,202   CIT GROUP INCORPORATED+/-                                               5.59           09/20/2007           363,191
      374,759   CIT GROUP INCORPORATED+/-                                               5.60           11/23/2007           374,748
    6,675,806   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $6,676,811)                                             5.42           08/01/2007         6,675,806
      169,959   COMERICA BANK+/-                                                        5.32           02/08/2008           169,682
    1,529,730   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                            5.28           08/13/2007         1,527,053
      339,917   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.29           08/08/2007           339,571
   10,441,610   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE  $10,443,182)                            5.42           08/01/2007        10,441,610
    2,039,504   CULLINAN FINANCE CORPORATION+/-++                                       5.30           02/25/2008         2,039,504
      849,793   CULLINAN FINANCE CORPORATION+/-++                                       5.32           02/12/2008           849,691
      339,917   CULLINAN FINANCE CORPORATION                                            5.34           09/04/2007           338,235
      679,835   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $679,938)                                               5.43           08/01/2007           679,835
    1,699,587   EBBETS FUNDING LLC                                                      5.29           08/17/2007         1,695,627
    1,121,727   EBBETS FUNDING LLC++                                                    5.45           08/01/2007         1,121,727
      271,934   ERASMUS CAPITAL CORPORATION++                                           5.29           08/10/2007           271,578
      285,972   FAIRWAY FINANCE CORPORATION                                             5.33           08/31/2007           284,723
    1,983,622   FALCON ASSET SECURITIZATION CORPORATION                                 5.29           08/07/2007         1,981,896
    1,801,562   FALCON ASSET SECURITIZATION CORPORATION                                 5.32           09/14/2007         1,790,032
    1,746,869   FALCON ASSET SECURITIZATION CORPORATION                                 5.35           08/22/2007         1,741,524
    3,399,173   FIVE FINANCE INCORPORATED+/-++                                          5.30           07/09/2008         3,398,663
      667,666   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.26           08/15/2007           666,304
    1,903,537   GALLEON CAPITAL LLC                                                     5.29           08/09/2007         1,901,310
    1,018,528   GEMINI SECURITIZATION CORPORATION                                       5.29           08/09/2007         1,017,337
    1,512,632   GEMINI SECURITIZATION CORPORATION                                       5.29           08/15/2007         1,509,546
      937,798   GEMINI SECURITIZATION CORPORATION                                       5.36           08/01/2007           937,798
    2,107,487   GEORGE STREET FINANCE LLC++                                             5.31           08/23/2007         2,100,722
    1,158,612   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $1,158,783)                         5.32           08/01/2007         1,158,612
    5,098,760   GRAMPIAN FUNDING LLC                                                    5.29           08/20/2007         5,084,636
    1,699,587   HARRIER FINANCE FUNDING LLC                                             5.29           08/17/2007         1,695,627
      577,859   HARRIER FINANCE FUNDING LLC                                             5.29           08/20/2007           576,259
      849,793   HARRIER FINANCE FUNDING LLC+/-++                                        5.31           01/11/2008           849,878
      339,917   HARRIER FINANCE FUNDING LLC+/-                                          5.34           04/25/2008           339,917
      389,205   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.29           08/07/2007           388,867
    2,072,238   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30           08/08/2007         2,070,124
    1,699,587   HUDSON-THAMES LLC+/-++                                                  5.33           06/16/2008         1,699,485
    2,209,463   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39           08/16/2008         2,209,463
      849,793   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.33           08/22/2008           849,844
    2,039,504   JUPITER SECURITIZATION CORPORATION++                                    5.29           08/06/2007         2,038,015
    5,709,353   JUPITER SECURITIZATION CORPORATION++                                    5.29           08/14/2007         5,698,506
      339,917   K2 (USA) LLC+/-++                                                       5.33           09/28/2007           339,917
    1,954,525   KESTREL FUNDING US LLC+/-++                                             5.29           02/25/2008         1,954,603
    1,359,669   KESTREL FUNDING US LLC                                                  5.32           08/13/2007         1,357,290
      339,917   KESTREL FUNDING US LLC+/-                                               5.34           04/25/2008           339,917
      842,417   LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/02/2007           842,291
      688,707   LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/14/2007           687,398
      557,294   LEGACY CAPITAL CORPORATION                                              5.40           08/01/2007           557,294
      679,835   LIBERTY HARBOUR CDO II LIMITED                                          5.39           08/23/2007           677,652
    1,359,669   LIBERTY STREET FUNDING CORPORATION++                                    5.29           08/09/2007         1,358,079
      825,251   LIBERTY STREET FUNDING CORPORATION                                      5.34           08/29/2007           821,884
    2,515,388   LIQUID FUNDING LIMITED+/-++                                             5.33           06/11/2008         2,514,935
    2,277,446   LIQUID FUNDING LIMITED+/-++                                             5.34           11/13/2007         2,277,446
      717,226   METLIFE GLOBAL FUNDING I+/-++                                           5.43           10/05/2007           717,347
      849,793   MORGAN STANLEY+/-                                                       5.45           08/07/2007           849,793
    7,010,528   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,011,583)                                             5.42           08/01/2007         7,010,528
      157,212   MORGAN STANLEY SERIES EXL+/-                                            5.38           08/15/2008           157,158
      135,967   NATIONAL CITY BANK+/-                                                   5.46           09/04/2007           135,971

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     509,876   NEWPORT FUNDING CORPORATION                                             5.30%          08/24/2007    $      508,168
    2,127,916   NEWPORT FUNDING CORPORATION                                             5.30           09/04/2007         2,117,383
    1,699,587   NORTH SEA FUNDING LLC                                                   5.32           08/27/2007         1,693,145
    1,699,587   NORTHERN ROCK PLC+/-++                                                  5.34           08/05/2008         1,700,080
      968,764   PREMIUM ASSET TRUST+/-++                                                5.48           12/21/2007           968,726
      849,793   PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.37           12/16/2007           849,793
      645,843   PYXIS MASTER TRUST SERIES 2007-3+/-++                                   5.37           11/27/2007           645,843
      137,497   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.37           01/22/2008           137,529
      757,336   RANGER FUNDING CORPORATION                                              5.29           08/24/2007           754,799
      677,829   RANGER FUNDING CORPORATION                                              5.30           08/31/2007           674,867
    3,399,173   SAINT GERMAIN FUNDING                                                   5.30           08/02/2007         3,398,663
    1,223,702   SEDNA FINANCE INCORPORATED+/-++                                         5.29           04/10/2008         1,223,641
    1,189,711   SHEFFIELD RECEIVABLES CORPORATION++                                     5.28           08/03/2007         1,189,366
      866,789   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.39           04/11/2008           866,789
    1,691,667   SIMBA FUNDING CORPORATION                                               5.28           08/16/2007         1,687,962
      135,967   SKANDINAVISKA ENSKILDA BANKEN AB                                        5.16           08/20/2007           135,590
      849,793   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/04/2008           848,944
      662,839   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/29/2008           662,839
      679,835   SLM CORPORATION+/-++                                                    5.32           05/12/2008           674,457
      305,926   STANFIELD VICTORIA FUNDING LLC++                                        5.28           08/20/2007           305,078
    1,053,744   STANFIELD VICTORIA FUNDING LLC+/-++                                     5.36           04/03/2008         1,054,186
    1,699,587   STANFIELD VICTORIA FUNDING LLC+/-++                                     5.37           02/15/2008         1,700,250
    1,273,398   TARGET CORPORATION                                                      5.37           08/01/2007         1,273,398
    1,096,369   TASMAN FUNDING INCORPORATED++                                           5.31           09/28/2007         1,087,116
       96,503   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      5.30           08/21/2007            96,221
      196,506   THE TRAVELERS INSURANCE COMPANY+/-                                      5.39           02/08/2008           196,502
    3,399,173   UBS FINANCE (DELAWARE) LLC                                              5.28           08/30/2007         3,384,795
    1,359,669   UNICREDITO ITALIANO BANK (IRELAND)                                      5.34           08/09/2007         1,358,079
      849,793   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.34           08/14/2008           849,938
      849,793   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.34           08/08/2008           850,014
      828,379   VERSAILLES CDS LLC                                                      5.29           08/03/2007           828,138
      458,888   VERSAILLES CDS LLC                                                      5.34           09/07/2007           456,415
      679,835   VETRA FINANCE INCORPORATED++                                            5.32           09/28/2007           674,097
    1,461,645   VICTORIA FINANCE LLC+/-++                                               5.45           07/28/2008         1,461,235
    1,903,537   WHISTLEJACKET CAPITAL LIMITED                                           5.31           08/15/2007         1,899,654
    1,699,587   WHITE PINE FINANCE LLC+/-++                                             5.32           02/22/2008         1,700,250
      738,810   WINDMILL FUNDING CORPORATION++                                          5.29           08/08/2007           738,057
    3,086,007   WORLD OMNI VEHICLE LEASING++                                            5.29           08/10/2007         3,081,965
      679,835   ZELA FINANCE CORPORATION                                                5.37           10/26/2007           671,318

                                                                                                                        177,388,837
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $183,496,152)                                                             183,496,152
                                                                                                                     --------------

SHARES                                                                                              EXPIRATION DATE
WARRANTS - 0.00%
          108   IMPERIAL CREDIT INDUSTRY+(A)                                                           01/31/2008                 0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 2.93%
   11,451,381   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             11,451,381
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,451,381)                                                                          11,451,381
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                                          VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $550,416,517)*                                                                    147.71%                      $  578,366,211

OTHER ASSETS AND LIABILITIES, NET                                                       (47.71)                        (186,816,928)
                                                                                        ------                       --------------

TOTAL NET ASSETS                                                                        100.00%                      $  391,549,283
                                                                                        ------                       --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,451,381.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 86.14%

APPAREL & ACCESSORY STORES - 0.92%
         341,200   TALBOTS INCORPORATED<<                                                                          $     7,844,188
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.53%
         143,800   STANDARD PARKING CORPORATION<<+                                                                       4,551,270
                                                                                                                   ---------------
BIOPHARMACEUTICALS - 0.37%
         187,700   HUMAN GENOME SCIENCES INCORPORATED<<+                                                                 1,456,552
         159,400   MANNKIND CORPORATION<<+                                                                               1,683,264

                                                                                                                         3,139,816
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.22%
          31,200   PERINI CORPORATION+                                                                                   1,915,992
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.44%
         300,000   CENTRAL GARDEN & PET COMPANY<<+                                                                       3,774,000
                                                                                                                   ---------------
BUSINESS SERVICES - 9.98%
         183,200   AARON RENTS INCORPORATED<<                                                                            4,235,584
         139,300   ASPEN TECHNOLOGY INCORPORATED+                                                                        1,727,320
         114,000   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED<<+                                                      4,423,200
         142,800   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                               3,572,856
          62,800   F5 NETWORKS INCORPORATED+                                                                             5,444,132
         330,600   GARTNER INCORPORATED<<+                                                                               6,919,458
         172,950   H&E EQUIPMENT SERVICES INCORPORATED+                                                                  4,699,052
          81,200   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                      4,363,688
         917,600   INFORMATICA CORPORATION<<+                                                                           12,791,344
         359,300   ONLINE RESOURCES CORPORATION<<+                                                                       3,927,149
         531,700   PARAMETRIC TECHNOLOGY CORPORATION+                                                                    9,373,871
         204,519   PENNANTPARK INVESTMENT CORPORATION                                                                    2,720,103
         169,600   RENT-A-CENTER INCORPORATED<<+                                                                         3,291,936
         298,500   RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                                 3,940,200
         683,300   SONICWALL INCORPORATED<<+                                                                             6,040,372
         129,200   THQ INCORPORATED+                                                                                     3,715,792
          40,400   VALUECLICK INCORPORATED<<+                                                                              863,752
          92,400   VIAD CORPORATION                                                                                      3,321,780

                                                                                                                        85,371,589
                                                                                                                   ---------------
CASINO & GAMING - 0.34%
         108,700   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                2,881,637
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 5.81%
         266,600   ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                             3,001,916
         267,500   ARRAY BIOPHARMA INCORPORATED<<+                                                                       2,688,375
         115,200   FMC CORPORATION                                                                                      10,267,776
         121,687   IMMUCOR INCORPORATED+                                                                                 3,791,767
         265,600   KOOPER HOLDINGS INCORPORATED                                                                          7,853,792
         137,800   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                          3,931,434
         188,500   NASTECH PHARMACEUTICAL COMPANY INCORPORATED<<+                                                        2,382,640
         568,300   PERRIGO COMPANY<<                                                                                    10,598,795
         471,400   SALIX PHARMACEUTICALS LIMITED<<+                                                                      5,194,828

                                                                                                                        49,711,323
                                                                                                                   ---------------
COMMUNICATIONS - 4.10%
         221,100   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                        6,069,195
         204,700   CONSOLIDATED COMMUNICATIONS ILLINOIS HOLDINGS INCORPORATED                                            3,729,634
         295,500   ESCHELON TELECOM INCORPORATED+                                                                        8,720,205

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMUNICATIONS (continued)
         293,200   PAETEC HOLDING CORPORATION<<+                                                                   $     3,459,760
         506,400   SYNIVERSE HOLDINGS INCORPORATED<<+                                                                    6,811,080
         319,800   TIME WARNER TELECOM INCORPORATED<<+                                                                   6,252,090

                                                                                                                        35,041,964
                                                                                                                   ---------------
COMMUNICATIONS EQUIPMENT - 0.51%
          80,200   COMMSCOPE INCORPORATED<<+                                                                             4,365,286
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 5.15%
         235,100   BANK OF HAWAII CORPORATION                                                                           11,289,502
         107,500   BERKSHIRE HILLS BANCORP INCORPORATED                                                                  2,820,800
          93,497   CULLEN FROST BANKERS INCORPORATED                                                                     4,643,996
         444,510   CVB FINANCIAL CORPORATION<<                                                                           4,351,753
         329,800   EURONET WORLDWIDE INCORPORATED<<+                                                                     8,380,218
          65,200   SVB FINANCIAL GROUP<<+                                                                                3,434,736
         223,100   WESTAMERICA BANCORPORATION<<                                                                          9,131,483

                                                                                                                        44,052,488
                                                                                                                   ---------------
EATING & DRINKING PLACES - 0.90%
         287,800   RARE HOSPITALITY INTERNATIONAL INCORPORATED<<+                                                        7,701,528
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES - 3.08%
         159,900   NORTHWESTERN CORPORATION                                                                              4,326,894
          63,400   ORMAT TECHNOLOGIES INCORPORATED<<                                                                     2,627,930
         136,550   PNM RESOURCES INCORPORATED                                                                            3,527,087
         164,200   PORTLAND GENERAL ELECTRIC COMPANY                                                                     4,418,622
         114,800   UNISOURCE ENERGY CORPORATION<<                                                                        3,493,364
         256,450   WASTE CONNECTIONS INCORPORATED<<+                                                                     7,949,950

                                                                                                                        26,343,847
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.38%
         373,000   ARRIS GROUP INCORPORATED<<+                                                                           5,527,860
       1,197,800   FINISAR CORPORATION<<+                                                                                4,348,014
         612,600   GSI TECHNOLOGY INCORPORATED+                                                                          2,928,228
         148,100   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                            2,409,587
         238,800   IPG PHOTONICS CORPORATION<<+                                                                          4,577,796
         418,500   MICROSEMI CORPORATION<<+                                                                              9,755,235
         216,200   QLOGIC CORPORATION+                                                                                   2,873,298
         436,400   VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                 5,014,236

                                                                                                                        37,434,254
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.01%
         200,500   DIAMOND MANAGEMENT & TECHNOLOGY CONSULTANTS INCORPORATED                                              2,167,405
         176,800   INFRASOURCE SERVICES INCORPORATED<<+                                                                  6,120,816
         563,400   LEXICON GENETICS INCORPORATED<<+                                                                      1,819,782
         159,800   LUMINEX CORPORATION<<+                                                                                1,908,012
         320,000   MTC TECHNOLOGIES INCORPORATED+                                                                        6,992,000
         150,500   WATSON WYATT & COMPANY HOLDINGS<<                                                                     6,704,775

                                                                                                                        25,712,790
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.76%
         105,900   MOBILE MINI INCORPORATED+                                                                             3,025,563
         225,500   SHAW GROUP INCORPORATED<<+                                                                           12,001,110

                                                                                                                        15,026,673
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS - 0.29%
         101,100   FLOWERS FOODS INCORPORATED                                                                      $     2,072,550
          38,700   SENOMYX INCORPORATED<<+                                                                                 429,183

                                                                                                                         2,501,733
                                                                                                                   ---------------
HEALTH SERVICES - 2.84%
         168,000   DIALYSIS CORPORATION OF AMERICA+                                                                      1,673,280
         124,600   PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                                 4,247,614
         173,700   SIRTRIS PHARMACEUTICALS INCORPORATED<<+                                                               2,164,302
         278,800   SKILLED HEALTHCARE GROUP INCORPORATED+                                                                3,872,532
         449,000   SUN HEALTHCARE GROUP INCORPORATED<<+                                                                  6,070,480
         290,444   SYMBION INCORPORATED+                                                                                 6,253,259

                                                                                                                        24,281,467
                                                                                                                   ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.02%
          11,000   NORTH AMERICAN ENERGY PARTNERS INCORPORATED                                                             189,640
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES - 2.14%
         350,450   ANNALY MORTGAGE MANAGEMENT INCORPORATED<<                                                             5,064,003
         159,000   CRYSTAL RIVER CAPITAL INCORPORATED                                                                    2,765,010
         111,000   DIGITAL REALITY TRUST INCORPORATED<<                                                                  3,679,650
         311,900   NATIONAL RETAIL PROPERTIES INCORPORATED                                                               6,755,754

                                                                                                                        18,264,417
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.94%
         138,700   GUITAR CENTER INCORPORATED<<+                                                                         8,051,535
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.28%
          79,200   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                  2,406,096
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.61%
          98,400   ACTUANT CORPORATION CLASS A<<                                                                         6,000,432
         439,800   CRAY INCORPORATED<<+                                                                                  3,188,550
         498,800   DRESSER RAND GROUP INCORPORATED+                                                                     18,505,480
         464,400   EMULEX CORPORATION<<+                                                                                 9,195,120
         135,100   IDEX CORPORATION                                                                                      4,891,971
          66,700   INTERMEC INCORPORATED<<+                                                                              1,709,521
          49,000   MANITOWOC COMPANY INCORPORATED                                                                        3,805,830
          77,704   RITCHIE BROTHERS AUCTIONEERS INCORPORATED                                                             5,066,301
         439,300   SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                              15,072,383
         212,529   SHAW INDUSTRIES LIMITED CLASS A                                                                       6,237,611

                                                                                                                        73,673,199
                                                                                                                   ---------------
INSURANCE CARRIERS - 3.52%
         204,800   ARGONAUT GROUP INCORPORATED+                                                                          5,638,144
         547,900   CONSECO INCORPORATED+                                                                                 9,966,301
          71,462   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  2,672,679
         222,000   REINSURANCE GROUP OF AMERICA INCORPORATED                                                            11,825,940

                                                                                                                        30,103,064
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.05%
         326,000   GEO GROUP INCORPORATED+                                                                               9,017,160
                                                                                                                   ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.44%
         111,400   LAIDLAW INTERNATIONAL INCORPORATED                                                                    3,787,600
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.18%
         413,600   BRUKER BIOSCIENCES CORPORATION<<+                                                               $     3,238,488
         359,100   CEPHEID INCORPORATED<<+                                                                               5,296,725
         166,200   COOPER COMPANIES INCORPORATED<<                                                                       8,331,606
         237,300   DJ ORTHOPEDICS INCORPORATED<<+                                                                       11,267,004
          77,500   DRS TECHNOLOGIES INCORPORATED                                                                         4,057,900
         242,200   FEI COMPANY<<+                                                                                        6,946,296
         108,800   HAEMONETICS CORPORATION<<+                                                                            5,376,896
         176,500   POLYMEDICA CORPORATION                                                                                7,128,835
         172,800   SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                 6,110,208
         148,800   TEKTRONIX INCORPORATED<<                                                                              4,888,080
          32,700   VARIAN INCORPORATED<<+                                                                                1,966,578
         292,200   VEECO INSTRUMENTS INCORPORATED<<+                                                                     5,347,260

                                                                                                                        69,955,876
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.13%
         109,200   NORTHSTAR NEUROSCIENCE INCORPORATED+                                                                  1,119,300
                                                                                                                   ---------------
METAL MINING - 0.99%
          79,400   AGNICO-EAGLE MINES LIMITED<<                                                                          3,377,676
         184,300   PAN AMERICAN SILVER CORPORATION+                                                                      5,118,011

                                                                                                                         8,495,687
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.36%
         406,700   ACCO BRANDS CORPORATION<<+                                                                            8,410,556
         265,800   CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                               3,253,392

                                                                                                                        11,663,948
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.10%
         314,803   APOLLO INVESTMENT CORPORATION<<                                                                       6,639,195
         104,700   COMPUCREDIT CORPORATION<<+                                                                            2,748,375

                                                                                                                         9,387,570
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 3.91%
          75,900   ARENA RESOURCES INCORPORATED<<+                                                                       4,122,129
         176,455   BIRCHCLIFF ENERGY LIMITED+                                                                              706,283
         160,594   DENBURY RESOURCES INCORPORATED+                                                                       6,423,760
         345,510   GALLEON ENERGY INCORPORATED A+                                                                        5,250,016
         260,800   HANOVER COMPRESSOR COMPANY<<+                                                                         6,214,864
         209,400   ST. MARY LAND & EXPLORATION COMPANY<<                                                                 6,970,926
         120,111   WILLBROS GROUP INCORPORATED<<+                                                                        3,785,899

                                                                                                                        33,473,877
                                                                                                                   ---------------
PERSONAL SERVICES - 0.52%
         128,200   REGIS CORPORATION                                                                                     4,469,052
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES - 0.78%
         122,300   SCHNITZER STEEL INDUSTRY                                                                              6,627,437
                                                                                                                   ---------------
RAILROAD TRANSPORTATION - 0.55%
         137,500   KANSAS CITY SOUTHERN<<+                                                                               4,745,125
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.89%
         206,811   HEALTH CARE REIT INCORPORATED                                                                         7,592,032
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
SOFTWARE - 0.45%
         117,800   MANTECH INTERNATIONAL CORPORATION CLASS A+                                                      $     3,847,348
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.57%
         108,800   CARBO CERAMICS INCORPORATED<<                                                                         4,904,704
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS - 0.88%
          97,000   ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                            3,635,560
         209,400   INTERFACE INCORPORATED                                                                                3,859,242

                                                                                                                         7,494,802
                                                                                                                   ---------------
TRANSPORTATION BY AIR - 0.63%
         278,100   REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                               5,364,549
                                                                                                                   ---------------
WATER TRANSPORTATION - 1.61%
         213,400   HORIZON LINES INCORPORATED                                                                            6,158,724
         215,700   SEASPAN CORPORATION<<                                                                                 7,635,780

                                                                                                                        13,794,504
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.31%
         145,700   AIRGAS INCORPORATED                                                                                   6,804,190
         110,500   MACQUARIE INFRASTRUCTURE COMPANY LLC<<                                                                4,396,795

                                                                                                                        11,200,985
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.65%
         306,000   GENESIS MICROCHIP INCORPORATED<<+                                                                     2,640,780
         102,600   LKQ CORPORATION<<+                                                                                    2,916,916

                                                                                                                         5,557,696
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $639,455,546)                                                                                736,839,048
                                                                                                                   ---------------
INVESTMENT COMPANIES - 1.15%
         107,300   ISHARES RUSSELL 2000 INDEX FUND<<                                                                     8,272,830
         117,088   TECHNOLOGY INVESTMENT CAPITAL CORPORATION<<                                                           1,605,276

TOTAL INVESTMENT COMPANIES (COST $10,771,217)                                                                            9,878,106
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 40.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.33%
       3,169,522   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                3,169,522
       8,219,875   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       8,219,875

                                                                                                                        11,389,397
                                                                                                                   ---------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 38.67%
$      2,920,714   AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47%       08/16/2007         2,920,802
       5,388,187   AQUIFER FUNDING LIMITED++                                              5.31        08/06/2007         5,384,254
       1,595,411   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.33        09/13/2007         1,585,423
       1,229,774   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.35        08/02/2007         1,229,590
         930,065   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.35        08/03/2007           929,795
       1,584,761   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.39        10/25/2007         1,584,904
       1,878,576   ATOMIUM FUNDING CORPORATION++                                          5.25        08/07/2007         1,876,941
       6,022,092   ATOMIUM FUNDING CORPORATION                                            5.26        08/15/2007         6,009,806
       1,584,761   BANCO SANTANDER TOTTA LOAN+/-++                                        5.33        08/15/2008         1,584,761
       1,584,761   BANK OF IRELAND SERIES EXTC+/-++                                       5.35        08/15/2008         1,584,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,169,522   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,170,000)            5.43%       08/01/2007   $     3,169,522
      11,093,327   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $11,094,997)                            5.42        08/01/2007        11,093,327
       1,267,809   BNP PARIBAS+/-                                                         5.33        05/07/2008         1,267,796
       3,083,779   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,084,242)                                            5.40        08/01/2007         3,083,779
       3,169,522   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,170,000)                                            5.43        08/01/2007         3,169,522
       2,408,837   BUCKINGHAM III CDO LLC                                                 5.33        08/21/2007         2,401,803
       1,965,104   BUCKINGHAM III CDO LLC                                                 5.37        09/17/2007         1,951,662
       2,535,618   CAIRN HIGH GRADE FUNDING I LLC++                                       5.29        08/03/2007         2,534,882
       1,901,713   CEDAR SPRINGS CAPITAL COMPANY++                                        5.31        08/24/2007         1,895,342
       1,584,761   CHARIOT FUNDING LLC++                                                  5.33        08/27/2007         1,578,755
       5,422,481   CHARIOT FUNDING LLC++                                                  5.33        08/28/2007         5,401,117
       4,120,378   CHEYNE FINANCE LLC+/-++                                                5.34        02/25/2008         4,120,378
       3,169,522   CHEYNE FINANCE LLC+/-++                                                5.42        05/19/2008         3,169,522
       7,275,321   CIESCO INCORPORATED                                                    5.29        08/31/2007         7,243,527
         633,904   CIT GROUP INCORPORATED+/-                                              5.43        12/19/2007           633,702
         677,327   CIT GROUP INCORPORATED+/-                                              5.59        09/20/2007           677,307
         698,880   CIT GROUP INCORPORATED+/-                                              5.60        11/23/2007           698,859
      12,449,564   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $12,451,438)                                                     5.42        08/01/2007        12,449,564
         316,952   COMERICA BANK+/-                                                       5.32        02/08/2008           316,436
       2,852,760   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                           5.28        08/13/2007         2,847,768
         633,904   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                   5.29        08/08/2007           633,258
      19,472,329   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $19,475,261)                            5.42        08/01/2007        19,472,329
       3,803,426   CULLINAN FINANCE CORPORATION+/-++                                      5.30        02/25/2008         3,803,426
       1,584,761   CULLINAN FINANCE CORPORATION+/-++                                      5.32        02/12/2008         1,584,571
         633,904   CULLINAN FINANCE CORPORATION                                           5.34        09/04/2007           630,767
       1,267,809   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,268,000)                                            5.43        08/01/2007         1,267,809
       3,169,522   EBBETS FUNDING LLC                                                     5.29        08/17/2007         3,162,137
       2,091,884   EBBETS FUNDING LLC++                                                   5.45        08/01/2007         2,091,884
         507,124   ERASMUS CAPITAL CORPORATION++                                          5.29        08/10/2007           506,459
         533,304   FAIRWAY FINANCE CORPORATION                                            5.33        08/31/2007           530,973
       3,699,212   FALCON ASSET SECURITIZATION CORPORATION                                5.29        08/07/2007         3,695,994
       3,359,693   FALCON ASSET SECURITIZATION CORPORATION                                5.32        09/14/2007         3,338,191
       3,257,698   FALCON ASSET SECURITIZATION CORPORATION                                5.35        08/22/2007         3,247,729
       6,339,044   FIVE FINANCE INCORPORATED+/-++                                         5.30        07/09/2008         6,338,093
       1,245,115   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.26        08/15/2007         1,242,575
       3,549,865   GALLEON CAPITAL LLC                                                    5.29        08/09/2007         3,545,711
       1,899,431   GEMINI SECURITIZATION CORPORATION                                      5.29        08/09/2007         1,897,209
       2,820,874   GEMINI SECURITIZATION CORPORATION                                      5.29        08/15/2007         2,815,120
       1,748,879   GEMINI SECURITIZATION CORPORATION                                      5.36        08/01/2007         1,748,879
       3,930,207   GEORGE STREET FINANCE LLC++                                            5.31        08/23/2007         3,917,591
       2,160,670   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,160,989)                             5.32        08/01/2007         2,160,670
       9,508,566   GRAMPIAN FUNDING LLC                                                   5.29        08/20/2007         9,482,227
       3,169,522   HARRIER FINANCE FUNDING LLC                                            5.29        08/17/2007         3,162,137
       1,077,637   HARRIER FINANCE FUNDING LLC                                            5.29        08/20/2007         1,074,652
       1,584,761   HARRIER FINANCE FUNDING LLC+/-++                                       5.31        01/11/2008         1,584,919
         633,904   HARRIER FINANCE FUNDING LLC+/-                                         5.34        04/25/2008           633,904
         725,821   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                       5.29        08/07/2007           725,189
       3,864,471   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                       5.30        08/08/2007         3,860,529
       3,169,522   HUDSON-THAMES LLC+/-++                                                 5.33        06/16/2008         3,169,332
       4,120,378   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39        08/16/2008         4,120,378
       1,584,761   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.33        08/22/2008         1,584,856
       3,803,426   JUPITER SECURITIZATION CORPORATION++                                   5.29        08/06/2007         3,800,650
      10,647,248   JUPITER SECURITIZATION CORPORATION++                                   5.29        08/14/2007        10,627,018
         633,904   K2 (USA) LLC+/-++                                                      5.33        09/28/2007           633,904
       3,644,950   KESTREL FUNDING US LLC+/-++                                            5.29        02/25/2008         3,645,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,535,618   KESTREL FUNDING US LLC                                                 5.32%       08/13/2007   $     2,531,180
         633,904   KESTREL FUNDING US LLC+/-                                              5.34        04/25/2008           633,904
       1,571,005   LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30        08/02/2007         1,570,770
       1,284,354   LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30        08/14/2007         1,281,913
       1,039,286   LEGACY CAPITAL CORPORATION                                             5.40        08/01/2007         1,039,286
       1,267,809   LIBERTY HARBOUR CDO II LIMITED                                         5.39        08/23/2007         1,263,739
       2,535,618   LIBERTY STREET FUNDING CORPORATION++                                   5.29        08/09/2007         2,532,651
       1,538,993   LIBERTY STREET FUNDING CORPORATION                                     5.34        08/29/2007         1,532,714
       4,690,892   LIQUID FUNDING LIMITED+/-++                                            5.33        06/11/2008         4,690,048
       4,247,159   LIQUID FUNDING LIMITED+/-++                                            5.34        11/13/2007         4,247,159
       1,337,538   METLIFE GLOBAL FUNDING I+/-++                                          5.43        10/05/2007         1,337,766
       1,584,761   MORGAN STANLEY+/-                                                      5.45        08/07/2007         1,584,761
      13,073,780   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $13,075,748)                                           5.42        08/01/2007        13,073,780
         293,181   MORGAN STANLEY SERIES EXL+/-                                           5.38        08/15/2008           293,081
         253,562   NATIONAL CITY BANK+/-                                                  5.46        09/04/2007           253,569
         950,857   NEWPORT FUNDING CORPORATION                                            5.30        08/24/2007           947,671
       3,968,305   NEWPORT FUNDING CORPORATION                                            5.30        09/04/2007         3,948,662
       3,169,522   NORTH SEA FUNDING LLC                                                  5.32        08/27/2007         3,157,509
       3,169,522   NORTHERN ROCK PLC+/-++                                                 5.34        08/05/2008         3,170,441
       1,806,627   PREMIUM ASSET TRUST+/-++                                               5.48        12/21/2007         1,806,555
       1,584,761   PREMIUM ASSET TRUST SERIES 06-B+/-++                                   5.37        12/16/2007         1,584,761
       1,204,418   PYXIS MASTER TRUST SERIES 2007-3+/-++                                  5.37        11/27/2007         1,204,418
         256,414   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.37        01/22/2008           256,474
       1,412,339   RANGER FUNDING CORPORATION                                             5.29        08/24/2007         1,407,608
       1,264,069   RANGER FUNDING CORPORATION                                             5.30        08/31/2007         1,258,545
       6,339,044   SAINT GERMAIN FUNDING                                                  5.30        08/02/2007         6,338,093
       2,282,056   SEDNA FINANCE INCORPORATED+/-++                                        5.29        04/10/2008         2,281,942
       2,218,665   SHEFFIELD RECEIVABLES CORPORATION++                                    5.28        08/03/2007         2,218,022
       1,616,456   SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.39        04/11/2008         1,616,456
       3,154,752   SIMBA FUNDING CORPORATION                                              5.28        08/16/2007         3,147,843
         253,562   SKANDINAVISKA ENSKILDA BANKEN AB                                       5.16        08/20/2007           252,859
       1,584,761   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.30        02/04/2008         1,583,176
       1,236,114   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.30        02/29/2008         1,236,114
       1,267,809   SLM CORPORATION+/-++                                                   5.32        05/12/2008         1,257,780
         570,514   STANFIELD VICTORIA FUNDING LLC++                                       5.28        08/20/2007           568,934
       1,965,104   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36        04/03/2008         1,965,929
       3,169,522   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.37        02/15/2008         3,170,758
       2,374,733   TARGET CORPORATION                                                     5.37        08/01/2007         2,374,733
       2,044,595   TASMAN FUNDING INCORPORATED++                                          5.31        09/28/2007         2,027,339
         179,965   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.30        08/21/2007           179,440
         366,460   TRAVELERS INSURANCE COMPANY+/-                                         5.39        02/08/2008           366,453
       6,339,044   UBS FINANCE (DELAWARE) LLC                                             5.28        08/30/2007         6,312,230
       2,535,618   UNICREDITO ITALIANO BANK (IRELAND)                                     5.34        08/09/2007         2,532,651
       1,584,761   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.34        08/14/2008         1,585,030
       1,584,761   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.34        08/08/2008         1,585,173
       1,544,825   VERSAILLES CDS LLC                                                     5.29        08/03/2007         1,544,377
         855,771   VERSAILLES CDS LLC                                                     5.34        09/07/2007           851,158
       1,267,809   VETRA FINANCE INCORPORATED++                                           5.32        09/28/2007         1,257,108
       2,725,789   VICTORIA FINANCE LLC+/-++                                              5.45        07/28/2008         2,725,026
       3,549,865   WHISTLEJACKET CAPITAL LIMITED                                          5.31        08/15/2007         3,542,623
       3,169,522   WHITE PINE FINANCE LLC+/-++                                            5.32        02/22/2008         3,170,758
       1,377,791   WINDMILL FUNDING CORPORATION++                                         5.29        08/08/2007         1,376,386
       5,755,028   WORLD OMNI VEHICLE LEASING++                                           5.29        08/10/2007         5,747,489
       1,267,809   ZELA FINANCE CORPORATION                                               5.37        10/26/2007         1,251,934

                                                                                                                       330,808,552
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $342,197,949)                                                            342,197,949
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
SHORT-TERM INVESTMENTS - 12.95%
     110,795,114   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    $   110,795,114
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $110,795,114)                                                                       110,795,114
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,103,219,826)*                                            140.24%                                          $ 1,199,710,217

OTHER ASSETS AND LIABILITIES, NET                                 (40.24)                                             (344,263,186)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   855,447,031
                                                                  ------                                           ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $110,795,114.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 92.39%

APPAREL & ACCESSORY STORES: 0.54%
         79,700   PAYLESS SHOESOURCE INCORPORATED+#                                                                $     2,121,614
        496,000   TWEEN BRANDS INCORPORATED+#                                                                           18,976,960

                                                                                                                        21,098,574
                                                                                                                   ---------------
BUSINESS SERVICES: 7.32%
     15,721,200   3COM CORPORATION+                                                                                     62,884,800
      2,258,100   ABM INDUSTRIES INCORPORATED                                                                           56,813,796
      1,469,200   COGNEX CORPORATION#                                                                                   30,897,276
        562,600   DELUXE CORPORATION#                                                                                   21,243,776
        774,300   ELECTRONICS FOR IMAGING INCORPORATED+#                                                                20,333,118
      1,450,400   EVERGREEN ENERGY INCORPORATED+                                                                         5,322,968
        574,800   HEALTHCARE SERVICES GROUP                                                                             15,933,456
      1,702,022   KFORCE INCORPORATED+                                                                                  24,662,299
      1,253,700   MPS GROUP INCORPORATED+                                                                               16,711,821
         59,700   SRA INTERNATIONAL INCORPORATED CLASS A+#                                                               1,422,054
      1,444,800   VIGNETTE CORPORATION+**                                                                               30,398,592

                                                                                                                       286,623,956
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 3.90%
      1,598,000   ALPHARMA INCORPORATED CLASS A+                                                                        39,614,420
        966,300   CALGON CARBON CORPORATION+                                                                            10,629,300
        429,300   OM GROUP INCORPORATED+#                                                                               20,795,292
      5,101,200   ORASURE TECHNOLOGIES INCORPORATED+**                                                                  40,860,612
      1,703,900   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                21,315,789
      1,244,825   SALIX PHARMACEUTICALS LIMITED+                                                                        13,717,972
      2,097,300   WELLMAN INCORPORATED**                                                                                 5,767,575

                                                                                                                       152,700,960
                                                                                                                   ---------------
COMMUNICATIONS: 2.19%
      2,600,195   CHINA GRENTECH CORPORATION LIMITED ADR+**                                                             23,661,775
      5,001,700   CINCINNATI BELL INCORPORATED+                                                                         25,808,772
        569,300   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                        5,328,648
      2,267,600   MASTEC INCORPORATED+                                                                                  30,998,092

                                                                                                                        85,797,287
                                                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.34%
      3,059,800   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES#                                                    124,227,880
         15,500   LAYNE CHRISTENSEN COMPANY+                                                                               700,135
        252,100   MATRIX SERVICE COMPANY+#                                                                               5,820,989

                                                                                                                       130,749,004
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 0.03%
         58,800   THE COLONIAL BANCGROUP INCORPORATED                                                                    1,282,428
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.18%
        426,300   EL PASO CORPORATION                                                                                    7,097,895
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.33%
      3,258,500   ANDREW CORPORATION+                                                                                   45,814,510
      5,481,600   FINISAR CORPORATION+                                                                                  19,898,208
      3,020,100   GRAFTECH INTERNATIONAL LIMITED+#                                                                      46,781,349
      7,258,010   MRV COMMUNICATIONS INCORPORATED+                                                                      19,233,727
      1,190,300   NORTEL NETWORKS CORPORATION ADR+                                                                      25,758,092
      1,117,015   OSI SYSTEMS INCORPORATED+**                                                                           27,657,291

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      5,930,100   POWER-ONE INCORPORATED+**                                                                        $    23,483,196

                                                                                                                       208,626,373
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.29%
        283,700   CDI CORPORATION                                                                                        8,025,873
      3,025,000   CV THERAPEUTICS INCORPORATED+#**                                                                      29,977,750
        558,400   INFINITY PHARMACEUTICALS INCORPORATED+                                                                 5,974,880
        747,000   SYMYX TECHNOLOGIES INCORPORATED+                                                                       6,663,240

                                                                                                                        50,641,743
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.28%
      4,327,500   DEL MONTE FOODS COMPANY                                                                               50,199,000
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 0.45%
        955,100   FOOT LOCKER INCORPORATED#                                                                             17,726,656
                                                                                                                   ---------------
HEALTH SERVICES: 3.71%
      2,574,400   CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                              42,142,928
      1,787,700   GENTIVA HEALTH SERVICES INCORPORATED+**                                                               35,700,369
        687,500   MANOR CARE INCORPORATED#                                                                              43,553,125
      1,240,900   MDS INCORPORATED+                                                                                     23,688,781

                                                                                                                       145,085,203
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.06%
        660,900   AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                       7,507,824
      3,707,450   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                               53,572,653
        818,300   DISCOVERY HOLDING COMPANY CLASS A+#                                                                   19,410,076

                                                                                                                        80,490,553
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
      1,741,600   EMPIRE RESORTS INCORPORATED+                                                                           7,993,944
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.93%
      3,226,700   CRAY INCORPORATED+**                                                                                  23,393,575
      4,106,100   INTERMEC INCORPORATED+#**                                                                            105,239,343
        224,200   SMITH INTERNATIONAL INCORPORATED#                                                                     13,768,122
      1,207,100   VOYAGER LEARNING COMPANY+                                                                             11,213,959

                                                                                                                       153,614,999
                                                                                                                   ---------------
INSURANCE CARRIERS: 1.77%
      1,632,500   ARGONAUT GROUP INCORPORATED+                                                                          44,942,725
        168,000   DONEGAL GROUP INCORPORATED CLASS A                                                                     2,422,560
        425,400   MERCURY GENERAL CORPORATION                                                                           22,027,212

                                                                                                                        69,392,497
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.86%
      2,625,000   GEO GROUP INCORPORATED+#**                                                                            72,607,500
                                                                                                                   ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 2.25%
      7,496,320   CHAMPION ENTERPRISES INCORPORATED+#**                                                                 87,856,870
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.59%
        402,100   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP#                                                         12,553,562
         50,000   ARMOR HOLDINGS INCORPORATED+                                                                           4,399,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      1,179,200   COHERENT INCORPORATED+                                                                           $    34,137,840
      5,662,600   CREDENCE SYSTEMS CORPORATION+                                                                         20,102,230
      1,039,800   INPUT/OUTPUT INCORPORATED+                                                                            14,817,150
      1,033,600   SYMMETRY MEDICAL INCORPORATED+                                                                        15,431,648

                                                                                                                       101,441,430
                                                                                                                   ---------------
METAL MINING: 9.76%
      4,830,300   APEX SILVER MINES LIMITED+#**                                                                         81,052,434
      6,056,300   GOLDCORP INCORPORATED                                                                                153,890,583
      1,129,310   MERIDIAN GOLD INCORPORATED+#                                                                          31,880,421
      5,028,600   RANDGOLD RESOURCES LIMITED ADR+**                                                                    115,154,940

                                                                                                                       381,978,378
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.72%
      1,370,800   ACCO BRANDS CORPORATION+                                                                              28,348,144
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 0.15%
        693,700   SHARPER IMAGE CORPORATION+#                                                                            5,653,655
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.21%
        950,700   COVENANT TRANSPORT INCORPORATED CLASS A+**                                                             8,118,978
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 23.58%
        855,500   BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                      1,249,030
        811,100   FOREST OIL CORPORATION+#                                                                              32,825,217
      6,521,000   GLOBAL INDUSTRIES LIMITED+#**                                                                        168,893,900
      1,267,600   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            49,373,020
      1,860,300   HELMERICH & PAYNE INCORPORATED#                                                                       60,217,911
      3,500,300   KEY ENERGY SERVICES INCORPORATED+                                                                     53,379,575
        376,300   MARINER ENERGY INCORPORATED+                                                                           7,951,219
      3,023,900   MCMORAN EXPLORATION COMPANY+                                                                          43,090,575
        660,500   NEWFIELD EXPLORATION COMPANY+#                                                                        31,737,025
      6,471,800   NEWPARK RESOURCES INCORPORATED+**                                                                     40,966,494
        428,900   NOBLE ENERGY INCORPORATED#                                                                            26,222,946
      1,121,600   OCEANEERING INTERNATIONAL INCORPORATED+#                                                              62,989,056
        220,400   PARKER DRILLING COMPANY+#                                                                              2,076,168
         47,000   PETROHAWK ENERGY CORPORATION+                                                                            704,530
        474,600   PETROHAWK ENERGY CORPORATION                                                                           7,114,254
        915,100   PETROQUEST ENERGY INCORPORATED+                                                                       11,447,901
        314,000   PIONEER NATURAL RESOURCES COMPANY                                                                     14,287,000
        850,500   PRIDE INTERNATIONAL INCORPORATED+                                                                     29,810,025
      4,654,100   RANGE RESOURCES CORPORATION#                                                                         172,853,274
        315,100   TRANSOCEAN INCORPORATED+#                                                                             33,857,495
      2,225,560   TRILOGY ENERGY TRUST                                                                                  18,567,195
      1,698,810   WILLBROS GROUP INCORPORATED+#**                                                                       53,546,491

                                                                                                                       923,160,301
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.83%
        808,600   CHESAPEAKE CORPORATION+#                                                                               9,015,890
      2,107,800   WAUSAU PAPER CORPORATION                                                                              23,586,282

                                                                                                                        32,602,172
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.47%
        259,400   ASHLAND INCORPORATED#                                                                                 15,838,964
      1,940,100   INTEROIL CORPORATION+#**                                                                              41,770,353

                                                                                                                        57,609,317
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES: 4.39%
        460,000   CARPENTER TECHNOLOGY CORPORATION                                                                 $    54,597,400
        695,000   ENCORE WIRE CORPORATION#                                                                              21,232,250
      1,753,200   STEEL DYNAMICS INCORPORATED#                                                                          73,511,676
        140,000   UNITED STATES STEEL CORPORATION#                                                                      13,760,600
         99,270   WEBCO INDUSTRIES INCORPORATED+**                                                                       8,735,716

                                                                                                                       171,837,642
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.38%
        716,900   MCCLATCHY COMPANY CLASS A                                                                             17,506,698
        586,100   R.H. DONNELLEY CORPORATION+#                                                                          36,648,833

                                                                                                                        54,155,531
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.77%
        854,000   CONSTAR INTERNATIONAL INCORPORATED+**                                                                  4,637,220
      4,517,400   INTERTAPE POLYMER GROUP INCORPORATED+**                                                               15,133,290
        285,200   JARDEN CORPORATION+#                                                                                  10,304,276

                                                                                                                        30,074,786
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.57%
      2,936,600   US CONCRETE INCORPORATED+**                                                                           22,288,794
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 1.38%
        240,900   AIR CANADA CLASS A+                                                                                    2,924,311
        309,200   EGL INCORPORATED+                                                                                     14,584,964
        117,800   LAN AIRLINES SA ADR+                                                                                   9,432,246
        131,900   PHI INCORPORATED+                                                                                      3,768,383
        770,400   PHI INCORPORATED (NON-VOTING)+**                                                                      23,135,112

                                                                                                                        53,845,016
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.61%
      6,644,900   FLEETWOOD ENTERPRISES INCORPORATED+**                                                                 62,860,754
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.06%
         74,800   OMNICARE INCORPORATED#                                                                                 2,480,368
                                                                                                                   ---------------
WIRELESS COMMUNICATIONS: 1.29%
      2,920,300   AUTHORIZE.NET HOLDINGS INCORPORATED+#**                                                               50,608,797
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $2,719,260,670)                                                                            3,616,649,505
                                                                                                                   ---------------

PRINCIPAL                                                                        INTEREST RATE    MATURITY DATE
US TREASURY SECURITIES: 0.14%

US TREASURY BILLS: 0.14%
$       420,000   US TREASURY BILL^                                                   4.78%         10/04/2007             416,427
      2,860,000   US TREASURY BILL^                                                   4.82          10/04/2007           2,835,670
      1,103,000   US TREASURY BILL^                                                   4.84          10/04/2007           1,093,617
      1,050,000   US TREASURY BILL^                                                   4.95          10/04/2007           1,041,068

TOTAL US TREASURY SECURITIES (COST $5,386,811)                                                                           5,386,782
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 8.80%
    344,480,264   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          344,480,264
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $344,480,264)                                                                   $   344,480,264
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,069,127,745)*                                   101.33%                                                   $ 3,966,516,551

OTHER ASSETS AND LIABILITIES, NET                         (1.33)                                                       (52,219,234)
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $ 3,914,297,317
                                                         ------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE 1940 ACT AS FUND HOLDS 5% OR MORE TO THE ISSUER'S OUTSTANDING VOTING SHARES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $344,480,264.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS         SECURITY NAME                                                   STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS: (1.22%)
           (250)  APEX SILVER MINES LIMITED CALL+                                   $  22.50        10/20/2007     $       (11,250)
           (100)  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP CALL+                 30.00        08/18/2007             (20,500)
           (100)  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP CALL+                 30.00        09/22/2007             (24,500)
           (350)  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP CALL+                 30.00        12/22/2007            (119,000)
           (200)  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP CALL+                 35.00        12/22/2007             (27,000)
           (400)  ARMOR HOLDINGS INCORPORATED CALL+                                    70.00        08/18/2007            (716,000)
           (100)  ARMOR HOLDINGS INCORPORATED CALL+                                    75.00        08/18/2007            (131,000)
           (150)  ASHLAND INCORPORATED CALL+                                           65.00        08/18/2007              (6,000)
           (350)  ASHLAND INCORPORATED CALL+                                           65.00        10/20/2007             (66,500)
           (500)  AUTHORIZE.NET HOLDINGS INCORPORATED CALL+                            17.50        10/20/2007             (62,500)
           (300)  AUTHORIZE.NET HOLDINGS INCORPORATED CALL+                            20.00        10/20/2007              (9,000)
         (1,700)  CARPENTER TECHNOLOGY CORPORATION CALL+                              100.00        09/22/2007          (3,434,000)
         (1,150)  CARPENTER TECHNOLOGY CORPORATION CALL+                              105.00        09/22/2007          (1,863,000)
           (850)  CARPENTER TECHNOLOGY CORPORATION CALL+                              110.00        09/22/2007          (1,190,000)
           (600)  CARPENTER TECHNOLOGY CORPORATION CALL+                              105.00        12/22/2007          (1,212,000)
           (300)  CARPENTER TECHNOLOGY CORPORATION CALL+                              110.00        12/22/2007            (565,500)
         (3,325)  CHAMPION ENTERPRISES INCORPORATED CALL+                              12.50        10/20/2007            (299,250)
         (1,000)  CHESAPEAKE CORPORATION CALL+                                         15.00        11/16/2007             (30,000)
         (1,500)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+               40.00        10/19/2007            (585,000)
           (500)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+               30.00        10/20/2007            (560,000)
         (1,900)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+               35.00        10/20/2007          (1,368,000)
           (500)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+               35.00        01/19/2008            (415,000)
           (300)  COGNEX CORPORATION CALL+                                             25.00        11/17/2007              (7,500)
         (1,000)  CV THERAPEUTICS INCORPORATED CALL+                                   12.50        08/18/2007             (15,000)
         (2,000)  CV THERAPEUTICS INCORPORATED CALL+                                   10.00        10/20/2007            (230,000)
         (2,800)  CV THERAPEUTICS INCORPORATED CALL+                                   12.50        10/20/2007            (168,000)
           (800)  CV THERAPEUTICS INCORPORATED CALL+                                   15.00        10/20/2007             (24,000)
           (500)  CV THERAPEUTICS INCORPORATED CALL+                                   10.00        01/19/2008             (95,000)
           (200)  CV THERAPEUTICS INCORPORATED CALL+                                   12.50        01/19/2008             (21,000)
           (100)  CV THERAPEUTICS INCORPORATED CALL+                                   15.00        01/19/2008              (6,500)
           (200)  CV THERAPEUTICS INCORPORATED CALL+                                   17.50        01/19/2008              (6,000)
           (700)  DELUXE CORPORATION CALL+                                             40.00        10/20/2007            (115,500)
           (400)  DISCOVERY HOLDING COMPANY CALL+                                      22.50        10/20/2007             (78,000)
           (300)  DISCOVERY HOLDING COMPANY CALL+                                      22.50        01/19/2008             (78,000)
           (250)  ELECTRONICS FOR IMAGING INCORPORATED CALL+                           30.00        09/22/2007              (2,500)
         (1,000)  ENCORE WIRE CORPORATION CALL+                                        25.00        08/18/2007            (590,000)
         (2,400)  ENCORE WIRE CORPORATION CALL+                                        30.00        08/18/2007            (432,000)
           (500)  ENCORE WIRE CORPORATION CALL+                                        25.00        11/17/2007            (325,000)
         (2,050)  ENCORE WIRE CORPORATION CALL+                                        30.00        11/17/2007            (594,500)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS         SECURITY NAME                                                   STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS (continued)
         (1,000)  ENCORE WIRE CORPORATION CALL+                                     $  35.00        11/17/2007     $      (130,000)
           (150)  FOOT LOCKER INCORPORATED CALL+                                       22.50        11/17/2007              (8,250)
           (100)  FOREST OIL CORPORATION CALL+                                         45.00        11/17/2007             (14,500)
           (200)  GEO GROUP INCORPORATED CALL+                                         25.00        09/22/2007             (66,000)
           (100)  GEO GROUP INCORPORATED CALL+                                         27.50        09/22/2007             (13,500)
           (300)  GLOBAL INDUSTRIES LIMITED CALL+                                      25.00        08/18/2007             (57,000)
           (400)  GLOBAL INDUSTRIES LIMITED CALL+                                      17.50        09/22/2007            (348,000)
         (1,795)  GLOBAL INDUSTRIES LIMITED CALL+                                      20.00        09/22/2007          (1,134,440)
           (500)  GLOBAL INDUSTRIES LIMITED CALL+                                      22.50        09/22/2007            (220,000)
           (450)  GLOBAL INDUSTRIES LIMITED CALL+                                      25.00        09/22/2007            (108,900)
           (400)  GLOBAL INDUSTRIES LIMITED CALL+                                      25.00        12/22/2007            (148,000)
         (4,000)  GLOBAL INDUSTRIES LIMITED CALL+                                      30.00        12/22/2007            (720,000)
           (200)  GLOBAL INDUSTRIES LIMITED CALL+                                      35.00        12/22/2007             (16,400)
         (1,000)  GRAFTECH INTERNATIONAL LIMITED CALL+                                 17.50        12/22/2007            (155,000)
           (200)  HELIX ENERGY SOLUTIONS GROUP INCORPORATED CALL+                      45.00        12/22/2007             (35,500)
           (200)  HELMERICH & PAYNE INCORPORATED CALL+                                 35.00        12/22/2007             (35,000)
           (500)  HELMERICH & PAYNE INCORPORATED CALL+                                 35.00        08/18/2007             (20,000)
           (500)  HELMERICH & PAYNE INCORPORATED CALL+                                 35.00        09/22/2007             (55,000)
           (300)  HELMERICH & PAYNE INCORPORATED CALL+                                 40.00        12/22/2007             (18,000)
           (500)  INTERMEC INCORPORATED CALL+                                          22.50        09/22/2007            (190,000)
           (600)  INTERMEC INCORPORATED CALL+                                          25.00        09/22/2007            (144,000)
           (400)  INTERMEC INCORPORATED CALL+                                          25.00        12/22/2007            (128,000)
         (1,000)  INTERMEC INCORPORATED CALL+                                          30.00        12/22/2007            (130,000)
         (1,350)  INTEROIL CORPORATION CALL+                                           35.00        09/22/2007            (162,000)
         (1,040)  INTEROIL CORPORATION CALL+                                           40.00        09/22/2007             (72,800)
           (500)  INTEROIL CORPORATION CALL+                                           40.00        12/22/2007             (67,500)
           (500)  INTEROIL CORPORATION CALL+                                           45.00        12/22/2007             (57,500)
           (200)  INTEROIL CORPORATION CALL+                                           50.00        12/22/2007             (12,000)
           (300)  INTEROIL CORPORATION CALL+                                           60.00        01/19/2008              (7,500)
           (200)  INTEROIL CORPORATION PUT+                                            17.50        08/18/2007             (24,000)
         (1,200)  INTEROIL CORPORATION PUT+                                            20.00        08/18/2007            (270,000)
         (1,300)  INTEROIL CORPORATION PUT+                                            15.00        09/22/2007            (208,000)
           (200)  INTEROIL CORPORATION PUT+                                            17.50        09/22/2007             (51,000)
             (8)  IPSCO INCORPORATED CALL+                                            115.00        09/22/2007             (35,760)
             (2)  IPSCO INCORPORATED CALL+                                            120.00        09/22/2007              (7,940)
         (1,200)  JARDEN CORPORATION CALL+                                             30.00        01/19/2008            (888,000)
         (1,300)  JARDEN CORPORATION CALL+                                             35.00        01/19/2008            (546,000)
           (350)  JARDEN CORPORATION CALL+                                             40.00        01/19/2008             (63,000)
           (600)  MANOR CARE INCORPORATED CALL+                                        65.00        08/18/2007             (15,000)
           (200)  MANOR CARE INCORPORATED CALL+                                        70.00        08/18/2007              (1,000)
           (500)  MANOR CARE INCORPORATED CALL+                                        70.00        11/17/2007              (5,000)
           (900)  MATRIX SERVICE COMPANY CALL+                                         22.50        08/18/2007            (166,500)
           (300)  MATRIX SERVICE COMPANY CALL+                                         25.00        08/18/2007             (15,000)
           (600)  MERIDIAN GOLD INCORPORATED CALL+                                     30.00        10/20/2007             (87,000)
           (500)  NEWFIELD EXPLORATION COMPANY CALL+                                   50.00        09/22/2007            (105,000)
           (300)  NEWFIELD EXPLORATION COMPANY CALL+                                   55.00        12/22/2007             (70,500)
           (600)  NOBEL ENERGY INCORPORATED CALL+                                      65.00        08/18/2007             (54,000)
           (300)  NOBEL ENERGY INCORPORATED CALL+                                      70.00        11/17/2007             (40,500)
           (150)  NOBLE ENERGY INCORPORATED CALL+                                      45.00        08/18/2007            (237,000)
           (400)  NOBLE ENERGY INCORPORATED CALL+                                      50.00        08/18/2007            (436,000)
           (450)  NOBLE ENERGY INCORPORATED CALL+                                      55.00        08/18/2007            (279,000)
           (300)  NOBLE ENERGY INCORPORATED CALL+                                      60.00        08/18/2007            (120,000)
           (175)  NOBLE ENERGY INCORPORATED CALL+                                      50.00        11/17/2007            (213,500)
           (200)  NOBLE ENERGY INCORPORATED CALL+                                      65.00        11/17/2007             (56,000)
           (150)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                         60.00        10/20/2007             (46,500)
           (150)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                         65.00        01/19/2008             (40,500)
           (400)  OM GROUP INCORPORATED CALL+                                          35.00        09/22/2007            (548,000)
         (1,000)  OM GROUP INCORPORATED CALL+                                          40.00        09/22/2007            (940,000)
         (1,093)  OM GROUP INCORPORATED CALL+                                          50.00        09/22/2007            (415,340)
           (800)  OM GROUP INCORPORATED CALL+                                          40.00        12/22/2007            (896,000)
         (1,000)  OM GROUP INCORPORATED CALL+                                          45.00        12/22/2007            (870,000)
           (374)  OMNICARE INCORPORATED CALL+                                          35.00        09/21/2007             (52,360)
           (374)  OMNICARE INCORPORATED CALL+                                          37.50        09/21/2007             (22,440)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS         SECURITY NAME                                                   STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS (continued)
           (200)  PARKER DRILLING COMPANY CALL+                                     $  10.00        10/20/2007     $       (15,000)
           (300)  PARKER DRILLING COMPANY CALL+                                        12.50        01/19/2008             (12,000)
           (447)  PAYLESS SHOESOURCE INCORPORATED CALL+                                30.00        12/22/2007             (78,225)
           (350)  PAYLESS SHOESOURCE INCORPORATED CALL+                                30.00        01/19/2008             (71,750)
            (50)  R.H. DONNELLEY CORPORATION CALL+                                     70.00        08/18/2007              (1,250)
           (150)  R.H. DONNELLEY CORPORATION CALL+                                     75.00        08/18/2007                (750)
            (50)  R.H. DONNELLEY CORPORATION CALL+                                     80.00        08/18/2007                (500)
           (100)  R.H. DONNELLEY CORPORATION CALL+                                     75.00        09/22/2007              (7,500)
           (100)  R.H. DONNELLEY CORPORATION CALL+                                     80.00        09/22/2007              (3,000)
            (50)  R.H. DONNELLEY CORPORATION CALL+                                     70.00        11/16/2007             (12,500)
           (100)  R.H. DONNELLEY CORPORATION CALL+                                     75.00        11/17/2007             (17,000)
            (50)  R.H. DONNELLEY CORPORATION CALL+                                     80.00        11/17/2007              (4,250)
         (1,100)  RANGE RESOURCES CORPORATION CALL+                                    35.00        09/22/2007            (434,500)
         (1,200)  RANGE RESOURCES CORPORATION CALL+                                    37.50        09/22/2007            (276,000)
           (200)  RANGE RESOURCES CORPORATION CALL+                                    40.00        12/21/2007             (58,000)
           (300)  RANGE RESOURCES CORPORATION CALL+                                    42.50        12/21/2007             (54,000)
           (200)  SHARPER IMAGE CORPORATION CALL+                                      10.00        11/17/2007              (6,000)
           (400)  SMITH INTERNATIONAL INCORPORATED CALL+                               55.00        10/20/2007            (380,000)
           (400)  SMITH INTERNATIONAL INCORPORATED CALL+                               50.00        01/19/2008            (576,000)
           (250)  SRA INTERNATIONAL INCORPORATED CALL+                                 22.50        09/22/2007             (50,000)
           (150)  SRA INTERNATIONAL INCORPORATED CALL+                                 25.00        09/22/2007             (15,000)
           (109)  SRA INTERNATIONAL INCORPORATED CALL+                                 25.00        12/22/2007             (16,895)
           (590)  STEEL DYNAMICS INCORPORATED CALL+                                    30.00        08/18/2007            (702,100)
         (4,900)  STEEL DYNAMICS INCORPORATED CALL+                                    35.00        08/18/2007          (3,675,000)
         (2,000)  STEEL DYNAMICS INCORPORATED CALL+                                    40.00        08/18/2007            (600,000)
           (300)  STEEL DYNAMICS INCORPORATED CALL+                                    45.00        08/18/2007             (21,000)
         (6,000)  STEEL DYNAMICS INCORPORATED CALL+                                    30.00        11/17/2007          (7,500,000)
         (1,500)  STEEL DYNAMICS INCORPORATED CALL+                                    35.00        11/17/2007          (1,435,500)
           (200)  STEEL DYNAMICS INCORPORATED CALL+                                    40.00        11/17/2007            (120,000)
           (100)  STEEL DYNAMICS INCORPORATED CALL+                                    45.00        11/17/2007             (34,000)
            (50)  TRANSOCEAN INCORPORATED CALL+                                       105.00        09/22/2007             (39,500)
           (100)  TRANSOCEAN INCORPORATED CALL+                                       110.00        09/22/2007             (55,000)
           (200)  TRANSOCEAN INCORPORATED CALL+                                       125.00        11/17/2007             (70,000)
           (200)  TRANSOCEAN INCORPORATED CALL+                                       135.00        01/19/2008             (56,000)
           (500)  TWEEN BRANDS INCORPORATED CALL+                                      35.00        08/18/2007             (42,500)
           (250)  TWEEN BRANDS INCORPORATED CALL+                                      35.00        08/18/2007             (87,500)
           (100)  UNITED STATES STEEL CORPORATION CALL+                                85.00        10/20/2007            (169,000)
           (100)  UNITED STATES STEEL CORPORATION CALL+                                90.00        10/20/2007            (146,000)
           (400)  UNITED STATES STEEL CORPORATION CALL+                                70.00        01/19/2008          (1,232,000)
           (500)  UNITED STATES STEEL CORPORATION CALL+                                75.00        01/19/2008          (1,335,000)
           (300)  UNITED STATES STEEL CORPORATION CALL+                                80.00        01/19/2008            (687,000)
           (200)  WILLBROS GROUP INCORPORATED CALL+                                    35.00        09/22/2007             (17,000)
           (300)  WILLBROS GROUP INCORPORATED CALL+                                    35.00        12/22/2007             (57,000)
           (100)  WILLBROS GROUP INCORPORATED CALL+                                    35.00        01/19/2008             (19,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(62,776,652))                                                            $   (47,794,350)
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 87.12%

AEROSPACE, DEFENSE: 1.90%
         172,719   BE AEROSPACE INCORPORATED+                                                                      $     7,005,483
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES: 2.16%
         154,386   LIFE TIME FITNESS INCORPORATED+<<                                                                     7,938,528
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 6.00%
          68,500   AEROPOSTALE INCORPORATED+<<                                                                           2,608,480
         145,700   COLDWATER CREEK INCORPORATED+<<                                                                       2,868,833
          93,761   DSW INCORPORATED CLASS A+<<                                                                           3,116,616
         125,500   GUESS? INCORPORATED                                                                                   5,959,995
          91,400   PHILLIPS-VAN HEUSEN CORPORATION<<                                                                     4,758,284
         138,400   URBAN OUTFITTERS INCORPORATED+<<                                                                      2,776,304

                                                                                                                        22,088,512
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.66%
         125,400   PENSKE AUTO GROUP INCORPORATED                                                                        2,442,792
                                                                                                                   ---------------

BUSINESS SERVICES: 12.37%
         243,800   ACTIVISION INCORPORATED+                                                                              4,171,418
          96,600   CERNER CORPORATION+<<                                                                                 5,107,242
          87,000   CITRIX SYSTEMS INCORPORATED+                                                                          3,146,790
         129,700   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  10,503,106
         123,700   CONCUR TECHNOLOGIES INCORPORATED+                                                                     2,951,482
          72,401   F5 NETWORKS INCORPORATED+                                                                             6,276,443
          42,312   MANPOWER INCORPORATED                                                                                 3,344,764
         232,400   QUEST SOFTWARE INCORPORATED+                                                                          3,439,520
         411,500   THE TRIZETTO GROUP INCORPORATED+<<                                                                    6,596,345

                                                                                                                        45,537,110
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 2.10%
         137,500   CHATTEM INCORPORATED+<<                                                                               7,722,000
                                                                                                                   ---------------

COAL MINING: 1.24%
         152,700   ARCH COAL INCORPORATED                                                                                4,564,203
                                                                                                                   ---------------
COMMUNICATIONS: 13.44%
         158,100   AMERICAN TOWER CORPORATION CLASS A+                                                                   6,586,446
         109,000   EQUINIX INCORPORATED+<<                                                                               9,473,190
         207,100   FOUNDRY NETWORKS INCORPORATED+                                                                        3,642,889
          66,200   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                             5,852,080
         142,631   NII HOLDINGS INCORPORATED+                                                                           11,983,857
          94,450   SAVVIS INCORPORATED+<<                                                                                3,547,542
         252,300   SBA COMMUNICATIONS CORPORATION+<<                                                                     8,406,636

                                                                                                                        49,492,640
                                                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.98%
         104,200   DREW INDUSTRIES INCORPORATED+                                                                         3,624,073
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.21%
          71,057   CIENA CORPORATION+<<                                                                                  2,595,712
         154,500   INTERSIL CORPORATION CLASS A                                                                          4,519,125
          64,389   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               3,948,333
         116,100   MICROSEMI CORPORATION+<<                                                                              2,706,291
         139,400   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                 4,248,912
          62,800   NVIDIA CORPORATION+                                                                                   2,873,728

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         137,700   TESSERA TECHNOLOGIES INCORPORATED+                                                              $     5,663,601

                                                                                                                        26,555,702
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.77%
          45,000   GEN-PROBE INCORPORATED+                                                                               2,835,450
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.67%
         152,300   LADISH COMPANY INCORPORATED+                                                                          7,385,027
         130,311   SMITH & WESSON HOLDING CORPORATION+<<                                                                 2,449,847

                                                                                                                         9,834,874
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 2.00%
         179,000   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                          7,369,430
                                                                                                                   ---------------
FOOD STORES: 0.55%
          69,825   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                  2,035,399
                                                                                                                   ---------------
HEALTH SERVICES: 2.72%
          79,000   COVANCE INCORPORATED+<<                                                                               5,575,030
          82,000   PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                               4,424,720

                                                                                                                         9,999,750
                                                                                                                   ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.49%
          51,051   FOSTER WHEELER LIMITED+                                                                               5,737,622
          85,700   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                 7,107,958

                                                                                                                        12,845,580
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.93%
         214,000   KITE REALTY GROUP TRUST                                                                               3,415,440
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.61%
         156,500   HHGREGG INCORPORATED+                                                                                 2,230,125
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.45%
          35,600   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                               1,653,620
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.18%
         199,100   GAMESTOP CORPORATION CLASS A+                                                                         8,033,685
                                                                                                                   ---------------
INSURANCE CARRIERS: 1.84%
          65,200   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  2,438,480
         126,900   PMI GROUP INCORPORATED                                                                                4,323,483

                                                                                                                         6,761,963
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.11%
          22,718   CORNELL COMPANIES INCORPORATED+                                                                         500,705
         124,800   CORRECTIONS CORPORATION OF AMERICA+                                                                   3,600,480

                                                                                                                         4,101,185
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.86%
         228,300   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                     4,173,324
          69,600   C.R. BARD INCORPORATED                                                                                5,461,512
         303,100   EV3 INCORPORATED+<<                                                                                   4,992,057
          62,600   HAEMONETICS CORPORATION+<<                                                                            3,093,692

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         117,100   TRIMBLE NAVIGATION LIMITED+                                                                     $     3,867,813

                                                                                                                        21,588,398
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.95%
          82,700   CYTYC CORPORATION+                                                                                    3,481,670
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 1.21%
          80,100   COVENTRY HEALTH CARE INCORPORATED+<<                                                                  4,470,381
                                                                                                                   ---------------
METAL MINING: 1.36%
         180,200   PAN AMERICAN SILVER CORPORATION+                                                                      5,004,154
                                                                                                                   ---------------

OIL & GAS EXTRACTION: 5.19%
          82,700   FOREST OIL CORPORATION+<<                                                                             3,346,869
          93,200   NEWFIELD EXPLORATION COMPANY+                                                                         4,478,260
          78,600   OCEANEERING INTERNATIONAL INCORPORATED+                                                               4,414,176
         246,735   TETRA TECHNOLOGIES INCORPORATED+<<                                                                    6,861,700

                                                                                                                        19,101,005
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.77%
          20,800   PRECISION CASTPARTS CORPORATION                                                                       2,850,848
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.54%
          86,000   COOPER TIRE & RUBBER COMPANY<<                                                                        1,977,140
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.89%
          43,300   LOEWS CORPORATION - CAROLINA GROUP                                                                    3,281,707
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 2.39%
         242,750   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                             8,811,825
                                                                                                                   ---------------
WATER TRANSPORTATION: 0.58%
         102,450   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                          2,146,328
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $257,323,005)                                                                                320,801,000
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 20.26%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.67%
         691,123   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  691,123
       1,792,368   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,792,368

                                                                                                                         2,483,491
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 19.59%
$        636,870   AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47%         08/16/2007            636,889
       1,174,910   AQUIFER FUNDING LIMITED++                                           5.31          08/06/2007          1,174,052
         347,884   ATLANTIC ASSET SECURITIZATION CORPORATION                           5.33          09/13/2007            345,706
         268,156   ATLANTIC ASSET SECURITIZATION CORPORATION                           5.35          08/02/2007            268,116
         202,803   ATLANTIC ASSET SECURITIZATION CORPORATION++                         5.35          08/03/2007            202,744
         345,562   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.39          10/25/2007            345,593
         409,629   ATOMIUM FUNDING CORPORATION++                                       5.25          08/07/2007            409,272
       1,313,135   ATOMIUM FUNDING CORPORATION                                         5.26          08/15/2007          1,310,456
         345,562   BANCO SANTANDER TOTTA LOAN+/-++                                     5.33          08/15/2008            345,562
         345,562   BANK OF IRELAND SERIES EXTC+/-++                                    5.35          08/15/2008            345,562
       2,418,932   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                   (MATURITY VALUE $2,419,296)                                         5.42          08/01/2007          2,418,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        691,123   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
                   REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $691,228)                                           5.43%         08/01/2007    $       691,123
         276,449   BNP PARIBAS+/-                                                      5.33          05/07/2008            276,447
         672,427   BNP PARIBAS REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $672,528)                            5.40          08/01/2007            672,427
         691,123   BNP PARIBAS REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $691,228)                            5.43          08/01/2007            691,123
         525,254   BUCKINGHAM III CDO LLC                                              5.33          08/21/2007            523,720
         428,497   BUCKINGHAM III CDO LLC                                              5.37          09/17/2007            425,566
         552,899   CAIRN HIGH GRADE FUNDING I LLC++                                    5.29          08/03/2007            552,738
         414,674   CEDAR SPRINGS CAPITAL COMPANY++                                     5.31          08/24/2007            413,285
         345,562   CHARIOT FUNDING LLC++                                               5.33          08/27/2007            344,252
       1,182,388   CHARIOT FUNDING LLC++                                               5.33          08/28/2007          1,177,729
         898,460   CHEYNE FINANCE LLC+/-++                                             5.34          02/25/2008            898,460
         691,123   CHEYNE FINANCE LLC+/-++                                             5.42          05/19/2008            691,123
       1,586,405   CIESCO INCORPORATED                                                 5.29          08/31/2007          1,579,472
         138,225   CIT GROUP INCORPORATED+/-                                           5.43          12/19/2007            138,180
         147,693   CIT GROUP INCORPORATED+/-                                           5.59          09/20/2007            147,689
         152,393   CIT GROUP INCORPORATED+/-                                           5.60          11/23/2007            152,388
       2,714,663   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,715,072)                                         5.42          08/01/2007          2,714,663
          69,112   COMERICA BANK+/-                                                    5.32          02/08/2008             69,000
         622,053   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                      5.28          08/13/2007            620,964
         138,225   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                5.29          08/08/2007            138,084
       4,245,998   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $4,246,637)                     5.42          08/01/2007          4,245,998
         829,348   CULLINAN FINANCE CORPORATION+/-++                                   5.30          02/25/2008            829,348
         345,562   CULLINAN FINANCE CORPORATION+/-++                                   5.32          02/12/2008            345,520
         138,225   CULLINAN FINANCE CORPORATION                                        5.34          09/04/2007            137,540
         276,449   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $276,491)                            5.43          08/01/2007            276,449
         691,123   EBBETS FUNDING LLC                                                  5.29          08/17/2007            689,513
         456,141   EBBETS FUNDING LLC++                                                5.45          08/01/2007            456,141
         110,580   ERASMUS CAPITAL CORPORATION++                                       5.29          08/10/2007            110,435
         116,288   FAIRWAY FINANCE CORPORATION                                         5.33          08/31/2007            115,780
         806,624   FALCON ASSET SECURITIZATION CORPORATION                             5.29          08/07/2007            805,922
         732,591   FALCON ASSET SECURITIZATION CORPORATION                             5.32          09/14/2007            727,902
         710,350   FALCON ASSET SECURITIZATION CORPORATION                             5.35          08/22/2007            708,177
       1,382,247   FIVE FINANCE INCORPORATED+/-++                                      5.30          07/09/2008          1,382,040
         271,501   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.26          08/15/2007            270,947
         774,058   GALLEON CAPITAL LLC                                                 5.29          08/09/2007            773,153
         414,176   GEMINI SECURITIZATION CORPORATION                                   5.29          08/09/2007            413,692
         615,100   GEMINI SECURITIZATION CORPORATION                                   5.29          08/15/2007            613,845
         381,348   GEMINI SECURITIZATION CORPORATION                                   5.36          08/01/2007            381,348
         856,993   GEORGE STREET FINANCE LLC++                                         5.31          08/23/2007            854,242
         471,140   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $471,210)           5.32          08/01/2007            471,140
       2,073,370   GRAMPIAN FUNDING LLC                                                5.29          08/20/2007          2,067,627
         691,123   HARRIER FINANCE FUNDING LLC                                         5.29          08/17/2007            689,513
         234,982   HARRIER FINANCE FUNDING LLC                                         5.29          08/20/2007            234,331
         345,562   HARRIER FINANCE FUNDING LLC+/-++                                    5.31          01/11/2008            345,596
         138,225   HARRIER FINANCE FUNDING LLC+/-                                      5.34          04/25/2008            138,225
         158,267   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                    5.29          08/07/2007            158,130
         842,659   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                    5.30          08/08/2007            841,800
         691,123   HUDSON-THAMES LLC+/-++                                              5.33          06/16/2008            691,082
         898,460   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39          08/16/2008            898,460
         345,562   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                          5.33          08/22/2008            345,582
         829,348   JUPITER SECURITIZATION CORPORATION++                                5.29          08/06/2007            828,743
       2,321,663   JUPITER SECURITIZATION CORPORATION++                                5.29          08/14/2007          2,317,252
         138,225   K2 (USA) LLC+/-++                                                   5.33          09/28/2007            138,225
         794,792   KESTREL FUNDING US LLC+/-++                                         5.29          02/25/2008            794,824
         552,899   KESTREL FUNDING US LLC                                              5.32          08/13/2007            551,931
         138,225   KESTREL FUNDING US LLC+/-                                           5.34          04/25/2008            138,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
   DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        342,562   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.30%         08/02/2007    $       342,511
         280,057   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.30          08/14/2007            279,525
         226,619   LEGACY CAPITAL CORPORATION                                          5.40          08/01/2007            226,619
         276,449   LIBERTY HARBOUR CDO II LIMITED                                      5.39          08/23/2007            275,562
         552,899   LIBERTY STREET FUNDING CORPORATION++                                5.29          08/09/2007            552,252
         335,582   LIBERTY STREET FUNDING CORPORATION                                  5.34          08/29/2007            334,213
       1,022,863   LIQUID FUNDING LIMITED+/-++                                         5.33          06/11/2008          1,022,679
         926,105   LIQUID FUNDING LIMITED+/-++                                         5.34          11/13/2007            926,105
         291,654   METLIFE GLOBAL FUNDING I+/-++                                       5.43          10/05/2007            291,704
         345,562   MORGAN STANLEY+/-                                                   5.45          08/07/2007            345,562
       2,850,776   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,851,205)                          5.42          08/01/2007          2,850,776
          63,929   MORGAN STANLEY SERIES EXL+/-                                        5.38          08/15/2008             63,907
          55,290   NATIONAL CITY BANK+/-                                               5.46          09/04/2007             55,292
         207,337   NEWPORT FUNDING CORPORATION                                         5.30          08/24/2007            206,642
         865,300   NEWPORT FUNDING CORPORATION                                         5.30          09/04/2007            861,017
         691,123   NORTH SEA FUNDING LLC                                               5.32          08/27/2007            688,504
         691,123   NORTHERN ROCK PLC+/-++                                              5.34          08/05/2008            691,324
         393,940   PREMIUM ASSET TRUST+/-++                                            5.48          12/21/2007            393,925
         345,562   PREMIUM ASSET TRUST SERIES 06-B+/-++                                5.37          12/16/2007            345,562
         262,627   PYXIS MASTER TRUST SERIES 2007-3+/-++                               5.37          11/27/2007            262,627
          55,912   RACERS TRUST SERIES 2004-6-MM+/-++                                  5.37          01/22/2008             55,925
         307,965   RANGER FUNDING CORPORATION                                          5.29          08/24/2007            306,933
         275,634   RANGER FUNDING CORPORATION                                          5.30          08/31/2007            274,429
       1,382,247   SAINT GERMAIN FUNDING                                               5.30          08/02/2007          1,382,040
         497,609   SEDNA FINANCE INCORPORATED+/-++                                     5.29          04/10/2008            497,584
         483,786   SHEFFIELD RECEIVABLES CORPORATION++                                 5.28          08/03/2007            483,646
         352,473   SHIPROCK FINANCE SERIES 2007-4A+/-++                                5.39          04/11/2008            352,473
         687,903   SIMBA FUNDING CORPORATION                                           5.28          08/16/2007            686,396
          55,290   SKANDINAVISKA ENSKILDA BANKEN AB                                    5.16          08/20/2007             55,137
         345,562   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                      5.30          02/04/2008            345,216
         269,538   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                      5.30          02/29/2008            269,538
         276,449   SLM CORPORATION+/-++                                                5.32          05/12/2008            274,263
         124,402   STANFIELD VICTORIA FUNDING LLC++                                    5.28          08/20/2007            124,058
         428,497   STANFIELD VICTORIA FUNDING LLC+/-++                                 5.36          04/03/2008            428,677
         691,123   STANFIELD VICTORIA FUNDING LLC+/-++                                 5.37          02/15/2008            691,393
         517,817   TARGET CORPORATION                                                  5.37          08/01/2007            517,817
         445,830   TASMAN FUNDING INCORPORATED++                                       5.31          09/28/2007            442,067
          39,242   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  5.30          08/21/2007             39,127
          79,908   THE TRAVELERS INSURANCE COMPANY+/-                                  5.39          02/08/2008             79,906
       1,382,247   UBS FINANCE (DELAWARE) LLC                                          5.28          08/30/2007          1,376,400
         552,899   UNICREDITO ITALIANO BANK (IRELAND)                                  5.34          08/09/2007            552,252
         345,562   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                  5.34          08/14/2008            345,620
         345,562   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.34          08/08/2008            345,652
         336,854   VERSAILLES CDS LLC                                                  5.29          08/03/2007            336,756
         186,603   VERSAILLES CDS LLC                                                  5.34          09/07/2007            185,598
         276,449   VETRA FINANCE INCORPORATED++                                        5.32          09/28/2007            274,116
         594,366   VICTORIA FINANCE LLC+/-++                                           5.45          07/28/2008            594,200
         774,058   WHISTLEJACKET CAPITAL LIMITED                                       5.31          08/15/2007            772,479
         691,123   WHITE PINE FINANCE LLC+/-++                                         5.32          02/22/2008            691,393
         300,431   WINDMILL FUNDING CORPORATION++                                      5.29          08/08/2007            300,125
       1,254,900   WORLD OMNI VEHICLE LEASING++                                        5.29          08/10/2007          1,253,257
         276,449   ZELA FINANCE CORPORATION                                            5.37          10/26/2007            272,988

                                                                                                                        72,133,764
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,617,255)                                                              74,617,255
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 9.62%
      35,409,885   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         35,409,885
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $35,409,885)                                                                    $    35,409,885
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $367,350,145)*                                                      117.00%                                      430,828,140

OTHER ASSETS AND LIABILITIES, NET                                         (17.00)                                      (62,596,060)
                                                                          ------                                   ---------------

TOTAL NET ASSETS                                                          100.00%                                  $   368,232,080
                                                                          ------                                   ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $35,409,885.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 95.20%

AEROSPACE, DEFENSE: 1.82%
         136,952   BE AEROSPACE INCORPORATED+                                                                      $     5,554,773
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES: 1.59%
          94,603   LIFE TIME FITNESS INCORPORATED+<<                                                                     4,864,486
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES:5.46%
          47,300   AEROPOSTALE INCORPORATED+                                                                             1,801,184
         125,400   COLDWATER CREEK INCORPORATED+<<                                                                       2,469,126
          80,891   DSW INCORPORATED CLASS A+<<                                                                           2,688,817
          68,400   GUESS? INCORPORATED<<                                                                                 3,248,316
          50,600   NORDSTROM INCORPORATED                                                                                2,407,548
          50,200   PHILLIPS-VAN HEUSEN CORPORATION<<                                                                     2,613,412
          71,700   URBAN OUTFITTERS INCORPORATED+<<                                                                      1,438,302

                                                                                                                        16,666,705
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.69%
         108,000   PENSKE AUTO GROUP INCORPORATED                                                                        2,103,840
                                                                                                                   ---------------
BIOPHARMACEUTICALS: 3.58%
          80,900   CELGENE CORPORATION+<<                                                                                4,899,304
         161,700   GILEAD SCIENCES INCORPORATED+                                                                         6,020,091

                                                                                                                        10,919,395
                                                                                                                   ---------------
BUSINESS SERVICES: 9.87%
         168,600   ADOBE SYSTEMS INCORPORATED+                                                                           6,792,894
          78,900   CERNER CORPORATION+<<                                                                                 4,171,443
          75,100   CITRIX SYSTEMS INCORPORATED+                                                                          2,716,367
         111,600   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   9,037,368
          51,601   F5 NETWORKS INCORPORATED+                                                                             4,473,291
          36,655   MANPOWER INCORPORATED                                                                                 2,897,578

                                                                                                                        30,088,941
                                                                                                                   ---------------
CASINO & GAMING: 0.45%
          18,700   MGM MIRAGE+                                                                                           1,367,157
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.78%
          96,887   CHATTEM INCORPORATED+<<                                                                               5,441,174
                                                                                                                   ---------------
COAL MINING: 0.45%
          32,400   PEABODY ENERGY CORPORATION                                                                            1,369,224
                                                                                                                   ---------------
COMMUNICATIONS: 10.36%
         156,800   AMERICAN TOWER CORPORATION CLASS A+                                                                   6,532,288
          81,300   EQUINIX INCORPORATED+<<                                                                               7,065,783
         133,800   FOUNDRY NETWORKS INCORPORATED+                                                                        2,353,542
         120,190   NII HOLDINGS INCORPORATED+                                                                           10,098,364
          85,000   SAVVIS INCORPORATED+<<                                                                                3,192,600
          70,700   SBA COMMUNICATIONS CORPORATION+<<                                                                     2,355,724

                                                                                                                        31,598,301
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.64%
          59,957   CIENA CORPORATION+<<                                                                                  2,190,229
          68,600   COOPER INDUSTRIES LIMITED CLASS A                                                                     3,630,312
         130,400   INTERSIL CORPORATION CLASS A                                                                          3,814,200
          54,511   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               3,342,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          53,000   NVIDIA CORPORATION+                                                                             $     2,425,280
         118,245   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                  4,863,417

                                                                                                                        20,266,053
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.76%
          37,000   GEN-PROBE INCORPORATED+                                                                               2,331,370
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.83%
         135,250   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                          5,568,240
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES:1.19%
          53,300   JC PENNEY COMPANY INCORPORATED                                                                        3,626,532
                                                                                                                   ---------------
HEALTH SERVICES: 2.89%
          66,600   COVANCE INCORPORATED+<<                                                                               4,699,962
          76,100   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                 4,106,356

                                                                                                                         8,806,318
                                                                                                                   ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.63%
          44,018   FOSTER WHEELER LIMITED+                                                                               4,947,183
          73,674   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                 6,110,522

                                                                                                                        11,057,705
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 3.79%
         165,200   HILTON HOTELS CORPORATION<<                                                                           7,303,492
         102,200   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           4,246,410

                                                                                                                        11,549,902
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
          44,200   DEERE & COMPANY                                                                                       5,322,564
         153,100   GAMESTOP CORPORATION CLASS A+                                                                         6,177,585

                                                                                                                        11,500,149
                                                                                                                   ---------------
INSURANCE CARRIERS: 1.49%
          55,900   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  2,090,660
          72,100   PMI GROUP INCORPORATED                                                                                2,456,447

                                                                                                                         4,547,107
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.32%
         200,100   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                     3,657,828
          58,700   C.R. BARD INCORPORATED                                                                                4,606,189
          55,500   HAEMONETICS CORPORATION+<<                                                                            2,742,810
          95,200   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                4,970,392
          99,600   TRIMBLE NAVIGATION LIMITED+<<                                                                         3,289,788

                                                                                                                        19,267,007
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.97%
          70,300   CYTYC CORPORATION+                                                                                    2,959,630
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 1.50%
          82,250   COVENTRY HEALTH CARE INCORPORATED+<<                                                                  4,590,373
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEDICAL PRODUCTS: 1.83%
          95,800   ALLERGAN INCORPORATED<<                                                                         $     5,568,854
                                                                                                                   ---------------
METAL MINING: 2.90%
         173,400   GOLDCORP INCORPORATED                                                                                 4,406,094
         159,600   PAN AMERICAN SILVER CORPORATION+                                                                      4,432,092

                                                                                                                         8,838,186
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.46%
         126,782   CVS CAREMARK CORPORATION                                                                              4,461,459
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 7.34%
          57,900   CANADIAN NATURAL RESOURCES LIMITED                                                                    3,960,939
         145,910   CHESAPEAKE ENERGY CORPORATION<<                                                                       4,966,776
         100,500   NEWFIELD EXPLORATION COMPANY+                                                                         4,829,025
          24,000   NOBLE CORPORATION                                                                                     2,459,040
         222,300   TETRA TECHNOLOGIES INCORPORATED+<<                                                                    6,182,163

                                                                                                                        22,397,943
                                                                                                                   ---------------
PIPELINES: 1.64%
         155,400   THE WILLIAMS COMPANIES INCORPORATED                                                                   5,011,650
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 1.58%
          35,150   PRECISION CASTPARTS CORPORATION                                                                       4,817,659
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.55%
          72,900   COOPER TIRE & RUBBER COMPANY<<                                                                        1,675,971
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.74%
          43,299   T. ROWE PRICE GROUP INCORPORATED                                                                      2,257,177
                                                                                                                   ---------------
TOBACCO PRODUCTS: 1.87%
          75,200  LOEWS CORPORATION - CAROLINA GROUP                                                                     5,699,408
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 4.46%
          48,325   GOODRICH CORPORATION                                                                                  3,040,126
         173,700   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                             6,305,310
          37,600   TEXTRON INCORPORATED                                                                                  4,244,664

                                                                                                                        13,590,100
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $246,065,398)                                                                                290,362,789
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 20.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.68%
         577,761   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  577,761
       1,498,372   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,498,372

                                                                                                                         2,076,133
                                                                                                                   ---------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 19.77%
$        532,407   AMERICAN GENERAL FINANCE CORPORATION+/-                            5.47%         08/16/2007             532,423
         982,193   AQUIFER FUNDING LIMITED++                                          5.31          08/06/2007             981,476
         290,822   ATLANTIC ASSET SECURITIZATION CORPORATION                          5.33          09/13/2007             289,001
         224,171   ATLANTIC ASSET SECURITIZATION CORPORATION                          5.35          08/02/2007             224,138
         169,538   ATLANTIC ASSET SECURITIZATION CORPORATION++                        5.35          08/03/2007             169,489
         288,880   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.39          10/25/2007             288,906

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        342,439   ATOMIUM FUNDING CORPORATION++                                      5.25%         08/07/2007     $       342,141
       1,097,746   ATOMIUM FUNDING CORPORATION                                        5.26          08/15/2007           1,095,506
         288,880   BANCO SANTANDER TOTTA LOAN+/-++                                    5.33          08/15/2008             288,880
         288,880   BANK OF IRELAND SERIES EXTC+/-++                                   5.35          08/15/2008             288,880
       2,022,163   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                   (MATURITY VALUE $2,022,467)                                        5.42          08/01/2007           2,022,163
         577,761   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $577,848)          5.43          08/01/2007             577,761
         231,104   BNP PARIBAS+/-                                                     5.33          05/07/2008             231,102
         562,131   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $562,215)                                          5.40          08/01/2007             562,131
         577,761   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $577,848)                                          5.43          08/01/2007             577,761
         439,098   BUCKINGHAM III CDO                                                 5.33          08/21/2007             437,816
         358,212   BUCKINGHAM III CDO                                                 5.37          09/17/2007             355,762
         462,209   CAIRN HIGH GRADE FUNDING I LLC++                                   5.29          08/03/2007             462,075
         346,656   CEDAR SPRINGS CAPITAL COMPANY++                                    5.31          08/24/2007             345,495
         288,880   CHARIOT FUNDING LLC++                                              5.33          08/27/2007             287,786
         988,445   CHARIOT FUNDING LLC++                                              5.33          08/28/2007             984,550
         751,089   CHEYNE FINANCE LLC+/-++                                            5.34          02/25/2008             751,089
         577,761   CHEYNE FINANCE LLC+/-++                                            5.42          05/19/2008             577,761
       1,326,192   CIESCO INCORPORATED                                                5.29          08/31/2007           1,320,397
         115,552   CIT GROUP INCORPORATED+/-                                          5.43          12/19/2007             115,515
         123,467   CIT GROUP INCORPORATED+/-                                          5.59          09/20/2007             123,464
         127,396   CIT GROUP INCORPORATED+/-                                          5.60          11/23/2007             127,392
       2,269,386   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,269,728)                                        5.42          08/01/2007           2,269,386
          57,776   COMERICA BANK+/-                                                   5.32          02/08/2008              57,682
         520,019   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                     5.28          08/13/2007             519,109
         115,552   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++               5.29          08/08/2007             115,434
       3,549,541   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $3,550,076)                         5.42          08/01/2007           3,549,541
         693,313   CULLINAN FINANCE CORPORATION+/-++                                  5.30          02/25/2008             693,313
         288,880   CULLINAN FINANCE CORPORATION+/-++                                  5.32          02/12/2008             288,846
         115,552   CULLINAN FINANCE CORPORATION                                       5.34          09/04/2007             114,980
         231,104   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $231,139)                                          5.43          08/01/2007             231,104
         577,761   EBBETS FUNDING LLC                                                 5.29          08/17/2007             576,415
         381,322   EBBETS FUNDING LLC++                                               5.45          08/01/2007             381,322
          92,442   ERASMUS CAPITAL CORPORATION++                                      5.29          08/10/2007              92,321
          97,214   FAIRWAY FINANCE CORPORATION                                        5.33          08/31/2007              96,789
         674,316   FALCON ASSET SECURITIZATION CORPORATION                            5.29          08/07/2007             673,730
         612,426   FALCON ASSET SECURITIZATION CORPORATION                            5.32          09/14/2007             608,507
         593,834   FALCON ASSET SECURITIZATION CORPORATION                            5.35          08/22/2007             592,017
       1,155,522   FIVE FINANCE INCORPORATED+/-++                                     5.30          07/09/2008           1,155,348
         226,968   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.26          08/15/2007             226,505
         647,092   GALLEON CAPITAL LLC                                                5.29          08/09/2007             646,335
         346,240   GEMINI SECURITIZATION CORPORATION                                  5.29          08/09/2007             345,835
         514,207   GEMINI SECURITIZATION CORPORATION                                  5.29          08/15/2007             513,158
         318,797   GEMINI SECURITIZATION CORPORATION                                  5.36          08/01/2007             318,797
         716,423   GEORGE STREET FINANCE LLC++                                        5.31          08/23/2007             714,124
         393,861   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $393,919)                           5.32          08/01/2007             393,861
       1,733,282   GRAMPIAN FUNDING LLC                                               5.29          08/20/2007           1,728,481
         577,761   HARRIER FINANCE FUNDING LLC                                        5.29          08/17/2007             576,415
         196,439   HARRIER FINANCE FUNDING LLC                                        5.29          08/20/2007             195,895
         288,880   HARRIER FINANCE FUNDING LLC+/-++                                   5.31          01/11/2008             288,909
         115,552   HARRIER FINANCE FUNDING LLC+/-                                     5.34          04/25/2008             115,552
         132,307   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                   5.29          08/07/2007             132,192
         704,441   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                   5.30          08/08/2007             703,722
         577,761   HUDSON-THAMES LLC+/-++                                             5.33          06/16/2008             577,726
         751,089   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39          08/16/2008             751,089
         288,880   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                         5.33          08/22/2008             288,898

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        693,313   JUPITER SECURITIZATION CORPORATION++                               5.29%         08/06/2007     $       692,807
       1,940,849   JUPITER SECURITIZATION CORPORATION++                               5.29          08/14/2007           1,937,161
         115,552   K2 (USA) LLC+/-++                                                  5.33          09/28/2007             115,552
         664,425   KESTREL FUNDING US LLC+/-++                                        5.29          02/25/2008             664,451
         462,209   KESTREL FUNDING US LLC                                             5.32          08/13/2007             461,400
         115,552   KESTREL FUNDING US LLC+/-                                          5.34          04/25/2008             115,552
         286,373   LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.30          08/02/2007             286,330
         234,120   LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.30          08/14/2007             233,675
         189,448   LEGACY CAPITAL CORPORATION                                         5.40          08/01/2007             189,448
         231,104   LIBERTY HARBOUR CDO II LIMITED                                     5.39          08/23/2007             230,362
         462,209   LIBERTY STREET FUNDING CORPORATION++                               5.29          08/09/2007             461,668
         280,538   LIBERTY STREET FUNDING CORPORATION                                 5.34          08/29/2007             279,393
         855,086   LIQUID FUNDING LIMITED+/-++                                        5.33          06/11/2008             854,932
         774,199   LIQUID FUNDING LIMITED+/-++                                        5.34          11/13/2007             774,199
         243,815   METLIFE GLOBAL FUNDING I+/-++                                      5.43          10/05/2007             243,857
         288,880   MORGAN STANLEY+/-                                                  5.45          08/07/2007             288,880
       2,383,173   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,383,531)                                        5.42          08/01/2007           2,383,173
          53,443   MORGAN STANLEY SERIES EXL+/-                                       5.38          08/15/2008              53,425
          46,221   NATIONAL CITY BANK+/-                                              5.46          09/04/2007              46,222
         173,328   NEWPORT FUNDING CORPORATION                                        5.30          08/24/2007             172,748
         723,368   NEWPORT FUNDING CORPORATION                                        5.30          09/04/2007             719,787
         577,761   NORTH SEA FUNDING LLC                                              5.32          08/27/2007             575,571
         577,761   NORTHERN ROCK PLC+/-++                                             5.34          08/05/2008             577,928
         329,324   PREMIUM ASSET TRUST+/-++                                           5.48          12/21/2007             329,310
         288,880   PREMIUM ASSET TRUST SERIES 06-B+/-++                               5.37          12/16/2007             288,880
         219,549   PYXIS MASTER TRUST SERIES 2007-3+/-++                              5.37          11/27/2007             219,549
          46,741   RACERS TRUST SERIES 2004-6-MM+/-++                                 5.37          01/22/2008              46,752
         257,450   RANGER FUNDING CORPORATION                                         5.29          08/24/2007             256,588
         230,423   RANGER FUNDING CORPORATION                                         5.30          08/31/2007             229,416
       1,155,522   SAINT GERMAIN FUNDING                                              5.30          08/02/2007           1,155,348
         415,988   SEDNA FINANCE INCORPORATED+/-++                                    5.29          04/10/2008             415,967
         404,433   SHEFFIELD RECEIVABLES CORPORATION++                                5.28          08/03/2007             404,315
         294,658   SHIPROCK FINANCE SERIES 2007-4A+/-++                               5.39          04/11/2008             294,658
         575,068   SIMBA FUNDING CORPORATION                                          5.28          08/16/2007             573,809
          46,221   SKANDINAVISKA ENSKILDA BANKEN AB                                   5.16          08/20/2007              46,093
         288,880   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                     5.30          02/04/2008             288,592
         225,327   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                     5.30          02/29/2008             225,327
         231,104   SLM CORPORATION+/-++                                               5.32          05/12/2008             229,276
         103,997   STANFIELD VICTORIA FUNDING LLC++                                   5.28          08/20/2007             103,709
         358,212   STANFIELD VICTORIA FUNDING LLC+/-++                                5.36          04/03/2008             358,362
         577,761   STANFIELD VICTORIA FUNDING LLC+/-++                                5.37          02/15/2008             577,986
         432,882   TARGET CORPORATION                                                 5.37          08/01/2007             432,882
         372,702   TASMAN FUNDING INCORPORATED++                                      5.31          09/28/2007             369,556
          32,805   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                 5.30          08/21/2007              32,709
          66,801   THE TRAVELERS INSURANCE COMPANY+/-                                 5.39          02/08/2008              66,799
       1,155,522   UBS FINANCE (DELAWARE) LLC                                         5.28          08/30/2007           1,150,634
         462,209   UNICREDITO ITALIANO BANK (IRELAND)                                 5.34          08/09/2007             461,668
         288,880   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                 5.34          08/14/2008             288,930
         288,880   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.34          08/08/2008             288,956
         281,601   VERSAILLES CDS LLC                                                 5.29          08/03/2007             281,519
         155,995   VERSAILLES CDS LLC                                                 5.34          09/07/2007             155,155
         231,104   VETRA FINANCE INCORPORATED++                                       5.32          09/28/2007             229,154
         496,874   VICTORIA FINANCE LLC+/-++                                          5.45          07/28/2008             496,735
         647,092   WHISTLEJACKET CAPITAL LIMITED                                      5.31          08/15/2007             645,772
         577,761   WHITE PINE FINANCE LLC+/-++                                        5.32          02/22/2008             577,986
         251,153   WINDMILL FUNDING CORPORATION++                                     5.29          08/08/2007             250,896
       1,049,063   WORLD OMNI VEHICLE LEASING++                                       5.29          08/10/2007           1,047,689

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        231,104   ZELA FINANCE CORPORATION                                           5.37%         10/26/2007     $       228,210

                                                                                                                        60,301,906
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $62,378,039)                                                              62,378,039
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 1.74%
       5,293,422   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          5,293,422
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,293,422)                                                                           5,293,422
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $313,736,859)*                                                     117.39%                                   $   358,034,250

OTHER ASSETS AND LIABILITIES, NET                                        (17.39)                                       (53,041,049)
                                                                         ------                                    ---------------

TOTAL NET ASSETS                                                         100.00%                                   $   304,993,201
                                                                         ------                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,293,422.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 93.08%

BIOPHARMACEUTICALS: 0.01%
           5,800   PDL BIOPHARMA INCORPORATED+                                                                     $       136,242
                                                                                                                   ---------------
BUSINESS SERVICES: 7.08%
       1,102,500   BEA SYSTEMS INCORPORATED+                                                                            13,648,950
         830,000   CA INCORPORATED<<                                                                                    20,816,400
         835,000   ELECTRONIC ARTS INCORPORATED+<<                                                                      40,614,400
         510,000   ELECTRONIC DATA SYSTEMS CORPORATION                                                                  13,764,900
           5,000   SYMANTEC CORPORATION+<<                                                                                  96,000

                                                                                                                        88,940,650
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.25%
         405,000   HOSPIRA INCORPORATED+                                                                                15,661,350
                                                                                                                   ---------------
COMMUNICATIONS: 2.10%
          28,600   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             1,055,340
         785,000   IAC/INTERACTIVECORP+                                                                                 22,560,900
             368   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                              42,118
         130,200   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                       2,727,690

                                                                                                                        26,386,048
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 1.73%
          28,302   BANK OF NEW YORK MELLON CORPORATION                                                                   1,204,250
         305,700   CITIZENS REPUBLIC BANKCORP INCORPORATED                                                               4,921,770
         360,000   COMMERCE BANCORP INCORPORATED<<                                                                      12,042,000
          89,359   FIRST FINANCIAL BANCORP                                                                               1,092,861
         185,000   POPULAR INCORPORATED<<                                                                                2,440,150

                                                                                                                        21,701,031
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 3.15%
          55,000   APOLLO GROUP INCORPORATED CLASS A+<<                                                                  3,251,050
       2,695,000   CORINTHIAN COLLEGES INCORPORATED+<<                                                                  36,301,650

                                                                                                                        39,552,700
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.99%
         420,000   KEYSPAN CORPORATION                                                                                  17,451,000
         819,000   NISOURCE INCORPORATED                                                                                15,618,330
         130,000   PNM RESOURCES INCORPORATED                                                                            3,357,900
       1,350,000   WASTE MANAGEMENT INCORPORATED                                                                        51,340,500

                                                                                                                        87,767,730
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.78%
       1,750,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                   19,547,500
          40,000   KLA-TENCOR CORPORATION<<                                                                              2,271,600
         958,000   MOLEX INCORPORATED CLASS A                                                                           25,655,240
         593,474   NORTEL NETWORKS CORPORATION ADR+<<                                                                   12,842,777
         490,000   XILINX INCORPORATED<<                                                                                12,250,000

                                                                                                                        72,567,117
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 20.13%
       2,311,000   COCA-COLA ENTERPRISES INCORPORATED<<                                                                 52,367,260
         740,000   CONAGRA FOODS INCORPORATED                                                                           18,759,000
       3,455,000   DEL MONTE FOODS COMPANY                                                                              40,078,000
          58,200   HERCULES INCORPORATED<<                                                                               1,208,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
         657,200   SARA LEE CORPORATION                                                                            $    10,416,620
         870,000   THE HERSHEY COMPANY                                                                                  40,107,000
       1,427,100   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                               35,720,313
         538,000   TYSON FOODS INCORPORATED CLASS A                                                                     11,459,400
         740,000   WM. WRIGLEY JR. COMPANY                                                                              42,683,200

                                                                                                                       252,799,025
                                                                                                                   ---------------
FOOD STORES: 5.16%
         555,000   KONINKLIJKE AHOLD NV                                                                                  7,025,273
       2,225,000   KROGER COMPANY<<                                                                                     57,761,000

                                                                                                                        64,786,273
                                                                                                                   ---------------
HEALTH SERVICES: 1.28%
         402,000   NEKTAR THERAPEUTICS+<<                                                                                3,067,260
         829,800   VALEANT PHARMACEUTICALS INTERNATIONAL<<                                                              13,019,562

                                                                                                                        16,086,822
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.10%
       1,195,000   APPLIED MATERIALS INCORPORATED<<                                                                     26,337,800
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.44%
       1,570,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                              43,253,500
                                                                                                                   ---------------
INSURANCE CARRIERS: 3.51%
         220,000   OHIO CASUALTY CORPORATION                                                                             9,550,200
          10,000   SAFECO CORPORATION                                                                                      584,700
       1,610,000   THE PROGRESSIVE CORPORATION<<                                                                        33,777,800
           5,000   THE TRAVELERS COMPANIES INCORPORATED                                                                    253,900

                                                                                                                        44,166,600
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.61%
         200,000   MILLIPORE CORPORATION+<<                                                                             15,722,000
         510,000   PERKINELMER INCORPORATED                                                                             14,193,300
         277,500   QUEST DIAGNOSTICS INCORPORATED<<                                                                     15,392,925

                                                                                                                        45,308,225
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.74%
       1,100,000   PSS WORLD MEDICAL INCORPORATED+<<                                                                    18,953,000
         360,000   ST. JUDE MEDICAL INCORPORATED+                                                                       15,530,400

                                                                                                                        34,483,400
                                                                                                                   ---------------
MEDICAL PRODUCTS: 2.17%
         216,000   BAXTER INTERNATIONAL INCORPORATED                                                                    11,361,600
         205,000   ZIMMER HOLDINGS INCORPORATED+<<                                                                      15,940,800

                                                                                                                        27,302,400
                                                                                                                   ---------------
METAL MINING: 17.59%
         569,700   ANGLOGOLD ASHANTI LIMITED ADR<<                                                                      24,018,552
         476,000   APEX SILVER MINES LIMITED+<<                                                                          7,987,280
       1,360,000   BARRICK GOLD CORPORATION<<                                                                           44,744,000
       1,210,900   GAMMON GOLD INCORPORATED+<<                                                                          13,586,298
       2,115,000   GOLD FIELDS LIMITED ADR<<                                                                            34,939,800
       1,375,000   GOLDCORP INCORPORATED                                                                                34,938,750
         138,500   IAMGOLD CORPORATION<<                                                                                 1,148,165

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
METAL MINING (continued)
       1,488,200   KINROSS GOLD CORPORATION+<<                                                                     $    19,316,836
         964,000   NEWMONT MINING CORPORATION<<                                                                         40,247,000

                                                                                                                       220,926,681
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.88%
         765,000   TYCO INTERNATIONAL LIMITED                                                                           36,176,850
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.01%
           6,000   HANOVER COMPRESSOR COMPANY+<<                                                                           142,980
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.01%
           5,000   MEADWESTVACO CORPORATION                                                                                162,700
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.08%
          30,500   CBS CORPORATION CLASS B<<                                                                               967,460
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.28%
           3,270   SUPERVALU INCORPORATED<<                                                                                136,260
         105,000   SYSCO CORPORATION                                                                                     3,347,400

                                                                                                                         3,483,660
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $1,115,740,547)                                                                            1,169,097,244
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 21.16%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
       2,461,316   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                2,461,316
       6,383,206   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       6,383,206

                                                                                                                         8,844,522
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 20.45%
$      2,268,103   AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47%        08/16/2007          2,268,171
       4,184,237   AQUIFER FUNDING LIMITED++                                            5.31         08/06/2007          4,181,183
       1,238,928   ATLANTIC ASSET SECURITIZATION CORPORATION                            5.33         09/13/2007          1,231,172
         954,991   ATLANTIC ASSET SECURITIZATION CORPORATION                            5.35         08/02/2007            954,847
         722,249   ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.35         08/03/2007            722,039
       1,230,658   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.39         10/25/2007          1,230,769
       1,458,822   ATOMIUM FUNDING CORPORATION++                                        5.25         08/07/2007          1,457,553
       4,676,500   ATOMIUM FUNDING CORPORATION                                          5.26         08/15/2007          4,666,960
       1,230,658   BANCO SANTANDER TOTTA LOAN+/-++                                      5.33         08/15/2008          1,230,658
       1,230,658   BANK OF IRELAND SERIES EXTC+/-++                                     5.35         08/15/2008          1,230,658
       8,614,606   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                   (MATURITY VALUE $8,615,903)                                          5.42         08/01/2007          8,614,606
       2,461,316   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,461,687)          5.43         08/01/2007          2,461,316
         984,526   BNP PARIBAS+/-                                                       5.33         05/07/2008            984,517
       2,394,731   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,395,091)                                          5.40         08/01/2007          2,394,731
       2,461,316   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,461,687)                                          5.43         08/01/2007          2,461,316
       1,870,600   BUCKINGHAM III CDO                                                   5.33         08/21/2007          1,865,138
       1,526,016   BUCKINGHAM III CDO LLC                                               5.37         09/17/2007          1,515,578
       1,969,053   CAIRN HIGH GRADE FUNDING I LLC++                                     5.29         08/03/2007          1,968,482
       1,476,790   CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         08/24/2007          1,471,842
       1,230,658   CHARIOT FUNDING LLC++                                                5.33         08/27/2007          1,225,994
       4,210,869   CHARIOT FUNDING LLC++                                                5.33         08/28/2007          4,194,278
       3,199,711   CHEYNE FINANCE LLC+/-++                                              5.34         02/25/2008          3,199,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,461,316   CHEYNE FINANCE LLC+/-++                                              5.42%        05/19/2008    $     2,461,316
       5,649,705   CIESCO INCORPORATED                                                  5.29         08/31/2007          5,625,015
         492,263   CIT GROUP INCORPORATED+/-                                            5.43         12/19/2007            492,106
         525,983   CIT GROUP INCORPORATED+/-                                            5.59         09/20/2007            525,967
         542,720   CIT GROUP INCORPORATED+/-                                            5.60         11/23/2007            542,704
       9,667,802   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,669,257)                                          5.42         08/01/2007          9,667,802
         246,132   COMERICA BANK+/-                                                     5.32         02/08/2008            245,730
       2,215,332   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                       5.28         08/13/2007          2,211,455
         492,263   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                 5.29         08/08/2007            491,761
      15,121,383   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $15,123,660)                          5.42         08/01/2007         15,121,383
       2,953,579   CULLINAN FINANCE CORPORATION+/-++                                    5.30         02/25/2008          2,953,579
       1,230,658   CULLINAN FINANCE CORPORATION+/-++                                    5.32         02/12/2008          1,230,510
         492,263   CULLINAN FINANCE CORPORATION                                         5.34         09/04/2007            489,826
         984,526   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $984,675)                                            5.43         08/01/2007            984,526
       2,461,316   EBBETS FUNDING LLC                                                   5.29         08/17/2007          2,455,581
       1,624,469   EBBETS FUNDING LLC++                                                 5.45         08/01/2007          1,624,469
         393,811   ERASMUS CAPITAL CORPORATION++                                        5.29         08/10/2007            393,295
         414,141   FAIRWAY FINANCE CORPORATION                                          5.33         08/31/2007            412,331
       2,872,651   FALCON ASSET SECURITIZATION CORPORATION                              5.29         08/07/2007          2,870,152
       2,608,995   FALCON ASSET SECURITIZATION CORPORATION                              5.32         09/14/2007          2,592,297
       2,529,790   FALCON ASSET SECURITIZATION CORPORATION                              5.35         08/22/2007          2,522,049
       4,922,632   FIVE FINANCE INCORPORATED+/-++                                       5.30         07/09/2008          4,921,894
         966,903   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.26         08/15/2007            964,931
       2,756,674   GALLEON CAPITAL LLC                                                  5.29         08/09/2007          2,753,449
       1,475,017   GEMINI SECURITIZATION CORPORATION                                    5.29         08/09/2007          1,473,292
       2,190,571   GEMINI SECURITIZATION CORPORATION                                    5.29         08/15/2007          2,186,102
       1,358,105   GEMINI SECURITIZATION CORPORATION                                    5.36         08/01/2007          1,358,105
       3,052,032   GEORGE STREET FINANCE LLC++                                          5.31         08/23/2007          3,042,235
       1,677,885   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,678,133)                           5.32         08/01/2007          1,677,885
       7,383,948   GRAMPIAN FUNDING LLC                                                 5.29         08/20/2007          7,363,494
       2,461,316   HARRIER FINANCE FUNDING LLC                                          5.29         08/17/2007          2,455,581
         836,847   HARRIER FINANCE FUNDING LLC                                          5.29         08/20/2007            834,529
       1,230,658   HARRIER FINANCE FUNDING LLC+/-++                                     5.31         01/11/2008          1,230,781
         492,263   HARRIER FINANCE FUNDING LLC+/-                                       5.34         04/25/2008            492,263
         563,641   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.29         08/07/2007            563,151
       3,000,984   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                     5.30         08/08/2007          2,997,923
       2,461,316   HUDSON-THAMES LLC+/-++                                               5.33         06/16/2008          2,461,168
       3,199,711   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39         08/16/2008          3,199,711
       1,230,658   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.33         08/22/2008          1,230,732
       2,953,579   JUPITER SECURITIZATION CORPORATION++                                 5.29         08/06/2007          2,951,423
       8,268,200   JUPITER SECURITIZATION CORPORATION++                                 5.29         08/14/2007          8,252,491
         492,263   K2 (USA) LLC+/-++                                                    5.33         09/28/2007            492,263
       2,830,513   KESTREL FUNDING US LLC+/-++                                          5.29         02/25/2008          2,830,627
       1,969,053   KESTREL FUNDING US LLC                                               5.32         08/13/2007          1,965,607
         492,263   KESTREL FUNDING US LLC+/-                                            5.34         04/25/2008            492,263
       1,219,976   LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30         08/02/2007          1,219,793
         997,374   LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30         08/14/2007            995,479
         807,066   LEGACY CAPITAL CORPORATION                                           5.40         08/01/2007            807,065
         984,526   LIBERTY HARBOUR CDO II LIMITED                                       5.39         08/23/2007            981,366
       1,969,053   LIBERTY STREET FUNDING CORPORATION++                                 5.29         08/09/2007          1,966,749
       1,195,117   LIBERTY STREET FUNDING CORPORATION                                   5.34         08/29/2007          1,190,240
       3,642,748   LIQUID FUNDING LIMITED+/-++                                          5.33         06/11/2008          3,642,092
       3,298,163   LIQUID FUNDING LIMITED+/-++                                          5.34         11/13/2007          3,298,163
       1,038,675   METLIFE GLOBAL FUNDING I+/-++                                        5.43         10/05/2007          1,038,852
       1,230,658   MORGAN STANLEY+/-                                                    5.45         08/07/2007          1,230,658
      10,152,542   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $10,154,070)                                         5.42         08/01/2007         10,152,542
         227,672   MORGAN STANLEY SERIES EXL+/-                                         5.38         08/15/2008            227,594
         196,905   NATIONAL CITY BANK+/-                                                5.46         09/04/2007            196,911

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        738,395   NEWPORT FUNDING CORPORATION                                          5.30%        08/24/2007    $       735,921
       3,081,617   NEWPORT FUNDING CORPORATION                                          5.30         09/04/2007          3,066,363
       2,461,316   NORTH SEA FUNDING LLC                                                5.32         08/27/2007          2,451,988
       2,461,316   NORTHERN ROCK PLC+/-++                                               5.34         08/05/2008          2,462,030
       1,402,950   PREMIUM ASSET TRUST+/-++                                             5.48         12/21/2007          1,402,894
       1,230,658   PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37         12/16/2007          1,230,658
         935,300   PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37         11/27/2007            935,300
         199,120   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         01/22/2008            199,167
       1,096,762   RANGER FUNDING CORPORATION                                           5.29         08/24/2007          1,093,088
         981,622   RANGER FUNDING CORPORATION                                           5.30         08/31/2007            977,332
       4,922,632   SAINT GERMAIN FUNDING                                                5.30         08/02/2007          4,921,894
       1,772,147   SEDNA FINANCE INCORPORATED+/-++                                      5.29         04/10/2008          1,772,059
       1,722,921   SHEFFIELD RECEIVABLES CORPORATION++                                  5.28         08/03/2007          1,722,422
       1,255,271   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39         04/11/2008          1,255,271
       2,449,846   SIMBA FUNDING CORPORATION                                            5.28         08/16/2007          2,444,481
         196,905   SKANDINAVISKA ENSKILDA BANKEN AB                                     5.16         08/20/2007            196,360
       1,230,658   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30         02/04/2008          1,229,427
         959,913   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.30         02/29/2008            959,913
         984,526   SLM CORPORATION+/-++                                                 5.32         05/12/2008            976,739
         443,037   STANFIELD VICTORIA FUNDING LLC++                                     5.28         08/20/2007            441,810
       1,526,016   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36         04/03/2008          1,526,657
       2,461,316   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.37         02/15/2008          2,462,276
       1,844,116   TARGET CORPORATION                                                   5.37         08/01/2007          1,844,116
       1,587,746   TASMAN FUNDING INCORPORATED++                                        5.31         09/28/2007          1,574,345
         139,754   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.30         08/21/2007            139,345
         284,577   THE TRAVELERS INSURANCE COMPANY+/-                                   5.39         02/08/2008            284,572
       4,922,632   UBS FINANCE (DELAWARE) LLC                                           5.28         08/30/2007          4,901,809
       1,969,053   UNICREDITO ITALIANO BANK (IRELAND)                                   5.34         08/09/2007          1,966,749
       1,230,658   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.34         08/14/2008          1,230,867
       1,230,658   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.34         08/08/2008          1,230,978
       1,199,645   VERSAILLES CDS LLC                                                   5.29         08/03/2007          1,199,297
         664,555   VERSAILLES CDS LLC                                                   5.34         09/07/2007            660,973
         984,526   VETRA FINANCE INCORPORATED++                                         5.32         09/28/2007            976,217
       2,116,732   VICTORIA FINANCE LLC+/-++                                            5.45         07/28/2008          2,116,139
       2,756,674   WHISTLEJACKET CAPITAL LIMITED                                        5.31         08/15/2007          2,751,050
       2,461,316   WHITE PINE FINANCE LLC+/-++                                          5.32         02/22/2008          2,462,276
       1,069,934   WINDMILL FUNDING CORPORATION++                                       5.29         08/08/2007          1,068,843
       4,469,110   WORLD OMNI VEHICLE LEASING++                                         5.29         08/10/2007          4,463,255
         984,526   ZELA FINANCE CORPORATION                                             5.37         10/26/2007            972,200

                                                                                                                       256,891,858
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $265,736,380)                                                            265,736,380
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.35%
      29,503,763   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         29,503,763
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $29,503,763)                                                                         29,503,763
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,410,980,690)*                                               116.59%                                       $ 1,464,337,387

OTHER ASSETS AND LIABILITIES, NET                                    (16.59)                                          (208,322,463)
                                                                     ------                                        ---------------

TOTAL NET ASSETS                                                     100.00%                                       $ 1,256,014,924
                                                                     ------                                        ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $29,503,763.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 79.96%

AMUSEMENT & RECREATION SERVICES: 1.26%
         675,000   INTERNATIONAL GAME TECHNOLOGY                                                                   $    23,841,000
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 2.26%
         490,000   NORDSTROM INCORPORATED<<                                                                             23,314,200
         975,000   URBAN OUTFITTERS INCORPORATED<<+                                                                     19,558,500

                                                                                                                        42,872,700
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.22%
       1,190,000   AUTONATION INCORPORATED<<+                                                                           23,181,200
                                                                                                                   ---------------
BUSINESS SERVICES: 9.03%
       1,160,000   CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                               24,824,000
       2,725,000   CNET NETWORKS INCORPORATED<<+                                                                        20,519,250
         520,769   ELECTRONIC ARTS INCORPORATED+                                                                        25,330,204
         840,000   IMS HEALTH INCORPORATED                                                                              23,629,200
       2,265,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                       23,759,850
         450,000   OMNICOM GROUP INCORPORATED<<                                                                         23,341,500
       1,445,000   RED HAT INCORPORATED<<+                                                                              30,084,900

                                                                                                                       171,488,904
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 7.35%
         570,000   AMYLIN PHARMACEUTICALS INCORPORATED<<+                                                               26,510,700
         370,000   AVERY DENNISON CORPORATION<<                                                                         22,695,800
         370,000   CLOROX COMPANY                                                                                       22,370,200
         935,000   PDL BIOPHARMA INCORPORATED<<+                                                                        21,963,150
         600,000   PRAXAIR INCORPORATED                                                                                 45,972,000

                                                                                                                       139,511,850
                                                                                                                   ---------------
COMMUNICATIONS:4.90%
         800,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<+                                            28,472,000
       1,065,000   COMCAST CORPORATION CLASS A<<+                                                                       27,871,050
         150,000   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                          17,167,500
         930,400   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                      19,491,880

                                                                                                                        93,002,430
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 2.49%
         579,247   BANK OF NEW YORK MELLON CORPORATION                                                                  24,646,960
         295,000   BB&T CORPORATION                                                                                     11,038,900
         221,000   COMERICA INCORPORATED                                                                                11,637,860

                                                                                                                        47,323,720
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.26%
       1,260,000   NISOURCE INCORPORATED                                                                                24,028,200
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.94%
       8,882,600   ARM HOLDINGS PLC                                                                                     26,449,635
       2,885,000   CELESTICA INCORPORATED+                                                                              17,050,350
         481,000   MICROSEMI CORPORATION<<+                                                                             11,212,110
         920,000   MOLEX INCORPORATED CLASS A                                                                           24,637,600
         775,000   NETWORK APPLIANCE INCORPORATED+                                                                      21,963,500
       2,135,000   ON SEMICONDUCTOR CORPORATION<<+                                                                      25,235,700
       1,924,100   SANMINA-SCI CORPORATION+                                                                              5,291,275

                                                                                                                       131,840,170
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.60%
         720,000   ACCENTURE LIMITED CLASS A<<                                                                     $    30,333,600
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.67%
         318,000   FORTUNE BRANDS INCORPORATED<<                                                                        25,853,400
         450,000   ILLINOIS TOOL WORKS INCORPORATED<<                                                                   24,772,500

                                                                                                                        50,625,900
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.29%
         735,000   PEPSI BOTTLING GROUP INCORPORATED                                                                    24,593,100
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 2.56%
         335,000   JC PENNEY COMPANY INCORPORATED                                                                       22,793,400
         425,000   TARGET CORPORATION<<                                                                                 25,742,250

                                                                                                                        48,535,650
                                                                                                                   ---------------
HEALTH SERVICES: 0.81%
       1,910,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<+                                                15,394,600
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.43%
         250,000   OAKTREE CAPITAL MANAGEMENT                                                                            8,250,000
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
         475,000   DOVER CORPORATION                                                                                    24,225,000
         570,000   PALL CORPORATION                                                                                     23,666,400

                                                                                                                        47,891,400
                                                                                                                   ---------------
INSURANCE CARRIERS: 5.18%
         425,000   ACE LIMITED<<                                                                                        24,531,000
         145,000   AMBAC FINANCIAL GROUP INCORPORATED                                                                    9,736,750
         435,000   MGIC INVESTMENT CORPORATION<<                                                                        16,817,100
         415,000   RENAISSANCERE HOLDINGS LIMITED<<                                                                     23,862,500
         300,000   XL CAPITAL LIMITED CLASS A<<                                                                         23,358,000

                                                                                                                        98,305,350
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.47%
         680,560   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                         21,247,083
         200,500   MEDTRONIC INCORPORATED                                                                               10,159,335
         600,000   RESMED INCORPORATED<<+                                                                               25,788,000
         475,000   WATERS CORPORATION+                                                                                  27,673,500

                                                                                                                        84,867,918
                                                                                                                   ---------------
METAL MINING: 1.26%
         255,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  23,964,900
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 2.70%
         650,000   CVS CAREMARK CORPORATION                                                                             22,873,500
       1,230,000   STAPLES INCORPORATED                                                                                 28,314,600

                                                                                                                        51,188,100
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.56%
       1,057,700   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                            29,541,561
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 8.72%
         480,000   APACHE CORPORATION                                                                                   38,760,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
OIL & GAS EXTRACTION (continued)
         470,000   GLOBALSANTAFE CORPORATION                                                                       $    33,703,700
         390,000   TRANSOCEAN INCORPORATED+                                                                             41,905,500
         925,000   WEATHERFORD INTERNATIONAL LIMITED<<+                                                                 51,180,250

                                                                                                                       165,549,450
                                                                                                                   ---------------
PERSONAL SERVICES: 1.05%
         572,900   REGIS CORPORATION<<                                                                                  19,971,294
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.16%
         540,000   E.W. SCRIPPS COMPANY CLASS A<<                                                                       22,123,800
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.43%
         920,000   ASML HOLDING NV NEW YORK REGISTERED SHARES<<+                                                        27,195,200
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS: 1.28%
         270,000   MOHAWK INDUSTRIES INCORPORATED+#                                                                     24,302,700
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 2.56%
       1,038,200   AIR CANADA CLASS A                                                                                   12,602,822
       1,400,000   SOUTHWEST AIRLINES COMPANY                                                                           21,924,000
         522,800   TAM SA ADR<<+                                                                                        14,167,880

                                                                                                                        48,694,702
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $1,194,799,004)                                                                            1,518,419,399
                                                                                                                   ---------------
INVESTMENT COMPANIES: 1.20%

STOCK FUNDS: 1.20%
         165,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                11,122,650
          75,000   MIDCAP SPDR TRUST SERIES 1<<                                                                         11,620,500

                                                                                                                        22,743,150
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $15,970,364)                                                                           22,743,150
                                                                                                                   ---------------
RIGHTS: 0.00%
         566,000   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                   ---------------

UNITS                                                                                             MATURITY DATE
EXCHANGEABLE NOTES: 12.36%
         558,000   AKAMAI TECHNOLOGIES INCORPORATED MTN+ ++(J)                                      11/23/2007          20,283,300
         405,000   AMGEN INCORPORATED MTN+ ++(J)                                                    11/20/2007          21,783,209
         495,000   BEST BUY CORPORATION MTN+(J)                                                     08/02/2007          24,705,450
         255,000   MEDTRONIC INCORPORATED MTN+ ++(J)                                                10/05/2007          12,954,765
         450,000   MEMC ELECTRONIC MATERIALS INCORPORATED MTN+(J)                                   10/02/2007          28,557,000
         378,000   ROCKWELL AUTOMATION INCORPORATED MTN+ ++(J)                                      11/21/2007          25,692,660
         567,000   SANDISK CORPORATION MTN+ ++(J)                                                   09/13/2007          27,714,960
         831,450   STARBUCKS CORPORATION MTN+ ++(J)                                                 12/05/2007          22,731,843
         350,000   SUNCOR ENERGY INCORPORATED MTN+ ++(J)                                            09/04/2007          30,522,800
         268,000   WEYERHAEUSER COMPANY MTN+ ++(J)                                                  09/20/2007          19,842,728

TOTAL EXCHANGEABLE NOTES (COST $227,742,679)                                                                           234,788,715
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING: 17.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.58%
       3,090,682   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                          $     3,090,682
       8,015,412   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       8,015,412

                                                                                                                        11,106,094
                                                                                                                   ---------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 16.99%
$      2,848,064   AMERICAN GENERAL FINANCE CORPORATION+/-                            5.47%         08/16/2007           2,848,149
       5,254,160   AQUIFER FUNDING LIMITED++                                          5.31          08/06/2007           5,250,324
       1,555,726   ATLANTIC ASSET SECURITIZATION CORPORATION                          5.33          09/13/2007           1,545,987
       1,199,185   ATLANTIC ASSET SECURITIZATION CORPORATION                          5.35          08/02/2007           1,199,005
         906,930   ATLANTIC ASSET SECURITIZATION CORPORATION++                        5.35          08/03/2007             906,667
       1,545,341   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                 5.39          10/25/2007           1,545,480
       1,831,847   ATOMIUM FUNDING CORPORATION++                                      5.25          08/07/2007           1,830,254
       5,872,296   ATOMIUM FUNDING CORPORATION                                        5.26          08/15/2007           5,860,317
       1,545,341   BANCO SANTANDER TOTTA LOAN+++/-                                    5.33          08/15/2008           1,545,341
       1,545,341   BANK OF IRELAND SERIES EXTC+++/-                                   5.35          08/15/2008           1,545,341
      10,817,388   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                   (MATURITY VALUE $10,819,017)                                       5.42          08/01/2007          10,817,388
       3,090,682   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,091,148)        5.43          08/01/2007           3,090,682
       1,236,273   BNP PARIBAS+/-                                                     5.33          05/07/2008           1,236,261
       3,007,072   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,007,523)                                        5.40          08/01/2007           3,007,072
       3,090,682   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,091,148)                                        5.43          08/01/2007           3,090,682
       2,348,919   BUCKINGHAM III CDO                                                 5.33          08/21/2007           2,342,060
       1,916,223   BUCKINGHAM III CDO                                                 5.37          09/17/2007           1,903,116
       2,472,546   CAIRN HIGH GRADE FUNDING I LLC++                                   5.29          08/03/2007           2,471,829
       1,854,409   CEDAR SPRINGS CAPITAL COMPANY++                                    5.31          08/24/2007           1,848,197
       1,545,341   CHARIOT FUNDING LLC++                                              5.33          08/27/2007           1,539,484
       5,287,601   CHARIOT FUNDING LLC++                                              5.33          08/28/2007           5,266,768
       4,017,887   CHEYNE FINANCE LLC+++/-                                            5.34          02/25/2008           4,017,887
       3,090,682   CHEYNE FINANCE LLC+++/-                                            5.42          05/19/2008           3,090,682
       7,094,352   CIESCO INCORPORATED                                                5.29          08/31/2007           7,063,350
         618,136   CIT GROUP INCORPORATED+/-                                          5.43          12/19/2007             617,939
         660,479   CIT GROUP INCORPORATED+/-                                          5.59          09/20/2007             660,459
         681,495   CIT GROUP INCORPORATED+/-                                          5.60          11/23/2007             681,475
      12,139,890   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $12,141,717)                                       5.42          08/01/2007          12,139,890
         309,068   COMERICA BANK+/-                                                   5.32          02/08/2008             308,564
       2,781,800   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                     5.28          08/13/2007           2,776,931
         618,136   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++               5.29          08/08/2007             617,506
      18,987,969   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $18,990,828)                        5.42          08/01/2007          18,987,969
       3,708,819   CULLINAN FINANCE CORPORATION+++/-                                  5.30          02/25/2008           3,708,819
       1,545,341   CULLINAN FINANCE CORPORATION+++/-                                  5.32          02/12/2008           1,545,156
         618,136   CULLINAN FINANCE CORPORATION                                       5.34          09/04/2007             615,077
       1,236,273   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,236,459)                                        5.43          08/01/2007           1,236,273
       3,090,682   EBBETS FUNDING LLC                                                 5.29          08/17/2007           3,083,481
       2,039,850   EBBETS FUNDING LLC++                                               5.45          08/01/2007           2,039,850
         494,509   ERASMUS CAPITAL CORPORATION++                                      5.29          08/10/2007             493,861
         520,038   FAIRWAY FINANCE CORPORATION                                        5.33          08/31/2007             517,766
       3,607,197   FALCON ASSET SECURITIZATION CORPORATION                            5.29          08/07/2007           3,604,059
       3,276,123   FALCON ASSET SECURITIZATION CORPORATION                            5.32          09/14/2007           3,255,156
       3,176,665   FALCON ASSET SECURITIZATION CORPORATION                            5.35          08/22/2007           3,166,945
       6,181,365   FIVE FINANCE INCORPORATED+++/-                                     5.30          07/09/2008           6,180,437
       1,214,144   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.26          08/15/2007           1,211,667
       3,461,564   GALLEON CAPITAL LLC                                                5.29          08/09/2007           3,457,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,852,184   GEMINI SECURITIZATION CORPORATION                                  5.29%         08/09/2007     $     1,850,017
       2,750,707   GEMINI SECURITIZATION CORPORATION                                  5.29          08/15/2007           2,745,096
       1,705,377   GEMINI SECURITIZATION CORPORATION                                  5.36          08/01/2007           1,705,377
       3,832,446   GEORGE STREET FINANCE LLC++                                        5.31          08/23/2007           3,820,144
       2,106,925   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,107,236)                         5.32          08/01/2007           2,106,925
       9,272,047   GRAMPIAN FUNDING LLC                                               5.29          08/20/2007           9,246,363
       3,090,682   HARRIER FINANCE FUNDING LLC                                        5.29          08/17/2007           3,083,481
       1,050,832   HARRIER FINANCE FUNDING LLC                                        5.29          08/20/2007           1,047,921
       1,545,341   HARRIER FINANCE FUNDING LLC+++/-                                   5.31          01/11/2008           1,545,496
         618,136   HARRIER FINANCE FUNDING LLC+/-                                     5.34          04/25/2008             618,136
         707,766   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                   5.29          08/07/2007             707,150
       3,768,345   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                   5.30          08/08/2007           3,764,502
       3,090,682   HUDSON-THAMES LLC+++/-                                             5.33          06/16/2008           3,090,497
       4,017,887   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39          08/16/2008           4,017,887
       1,545,341   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                         5.33          08/22/2008           1,545,434
       3,708,819   JUPITER SECURITIZATION CORPORATION++                               5.29          08/06/2007           3,706,111
      10,382,406   JUPITER SECURITIZATION CORPORATION++                               5.29          08/14/2007          10,362,679
         618,136   K2 (USA) LLC+++/-                                                  5.33          09/28/2007             618,136
       3,554,285   KESTREL FUNDING US LLC+++/-                                        5.29          02/25/2008           3,554,427
       2,472,546   KESTREL FUNDING US LLC                                             5.32          08/13/2007           2,468,219
         618,136   KESTREL FUNDING US LLC+/-                                          5.34          04/25/2008             618,136
       1,531,928   LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.30          08/02/2007           1,531,698
       1,252,406   LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.30          08/14/2007           1,250,027
       1,013,435   LEGACY CAPITAL CORPORATION                                         5.40          08/01/2007           1,013,435
       1,236,273   LIBERTY HARBOUR CDO II LIMITED                                     5.39          08/23/2007           1,232,304
       2,472,546   LIBERTY STREET FUNDING CORPORATION++                               5.29          08/09/2007           2,469,653
       1,500,712   LIBERTY STREET FUNDING CORPORATION                                 5.34          08/29/2007           1,494,589
       4,574,210   LIQUID FUNDING LIMITED+++/-                                        5.33          06/11/2008           4,573,386
       4,141,514   LIQUID FUNDING LIMITED+++/-                                        5.34          11/13/2007           4,141,514
       1,304,268   METLIFE GLOBAL FUNDING I+++/-                                      5.43          10/05/2007           1,304,490
       1,545,341   MORGAN STANLEY+/-                                                  5.45          08/07/2007           1,545,341
      12,748,579   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $12,750,499)                                       5.42          08/01/2007          12,748,579
         285,888   MORGAN STANLEY SERIES EXL+/-                                       5.38          08/15/2008             285,791
         247,255   NATIONAL CITY BANK+/-                                              5.46          09/04/2007             247,262
         927,205   NEWPORT FUNDING CORPORATION                                        5.30          08/24/2007             924,099
       3,869,596   NEWPORT FUNDING CORPORATION                                        5.30          09/04/2007           3,850,442
       3,090,682   NORTH SEA FUNDING LLC                                              5.32          08/27/2007           3,078,969
       3,090,682   NORTHERN ROCK PLC+++/-                                             5.34          08/05/2008           3,091,579
       1,761,689   PREMIUM ASSET TRUST+++/-                                           5.48          12/21/2007           1,761,618
       1,545,341   PREMIUM ASSET TRUST SERIES 06-B+++/-                               5.37          12/16/2007           1,545,341
       1,174,459   PYXIS MASTER TRUST SERIES 2007-3+++/-                              5.37          11/27/2007           1,174,459
         250,036   RACERS TRUST SERIES 2004-6-MM+++/-                                 5.37          01/22/2008             250,095
       1,377,208   RANGER FUNDING CORPORATION                                         5.29          08/24/2007           1,372,594
       1,232,626   RANGER FUNDING CORPORATION                                         5.30          08/31/2007           1,227,239
       6,181,365   SAINT GERMAIN FUNDING                                              5.30          08/02/2007           6,180,437
       2,225,291   SEDNA FINANCE INCORPORATED+++/-                                    5.29          04/10/2008           2,225,180
       2,163,478   SHEFFIELD RECEIVABLES CORPORATION++                                5.28          08/03/2007           2,162,850
       1,576,248   SHIPROCK FINANCE SERIES 2007-4A+++/-                               5.39          04/11/2008           1,576,248
       3,076,280   SIMBA FUNDING CORPORATION                                          5.28          08/16/2007           3,069,543
         247,255   SKANDINAVISKA ENSKILDA BANKEN AB                                   5.16          08/20/2007             246,570
       1,545,341   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                     5.30          02/04/2008           1,543,796
       1,205,366   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                     5.30          02/29/2008           1,205,366
       1,236,273   SLM CORPORATION+++/-                                               5.32          05/12/2008           1,226,494
         556,323   STANFIELD VICTORIA FUNDING LLC++                                   5.28          08/20/2007             554,782
       1,916,223   STANFIELD VICTORIA FUNDING LLC+++/-                                5.36          04/03/2008           1,917,028
       3,090,682   STANFIELD VICTORIA FUNDING LLC+++/-                                5.37          02/15/2008           3,091,888
       2,315,663   TARGET CORPORATION                                                 5.37          08/01/2007           2,315,663
       1,993,737   TASMAN FUNDING INCORPORATED++                                      5.31          09/28/2007           1,976,910
         175,489   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                 5.30          08/21/2007             174,977
         357,345   THE TRAVELERS INSURANCE COMPANY+/-                                 5.39          02/08/2008             357,338
       6,181,365   UBS FINANCE (DELAWARE) LLC                                         5.28          08/30/2007           6,155,217

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,472,546   UNICREDITO ITALIANO BANK (IRELAND)                                 5.34%         08/09/2007     $     2,469,653
       1,545,341   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                 5.34          08/14/2008           1,545,604
       1,545,341   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                 5.34          08/08/2008           1,545,743
       1,506,399   VERSAILLES CDS LLC                                                 5.29          08/03/2007           1,505,962
         834,484   VERSAILLES CDS LLC                                                 5.34          09/07/2007             829,986
       1,236,273   VETRA FINANCE INCORPORATED++                                       5.32          09/28/2007           1,225,839
       2,657,987   VICTORIA FINANCE LLC+++/-                                          5.45          07/28/2008           2,657,243
       3,461,564   WHISTLEJACKET CAPITAL LIMITED                                      5.31          08/15/2007           3,454,503
       3,090,682   WHITE PINE FINANCE LLC+++/-                                        5.32          02/22/2008           3,091,888
       1,343,520   WINDMILL FUNDING CORPORATION++                                     5.29          08/08/2007           1,342,149
       5,611,876   WORLD OMNI VEHICLE LEASING++                                       5.29          08/10/2007           5,604,524
       1,236,273   ZELA FINANCE CORPORATION                                           5.37          10/26/2007           1,220,794

                                                                                                                       322,579,930
                                                                                                                   ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $333,686,024)                                                            333,686,024
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 7.26%
     137,760,919   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        137,760,919
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $137,760,919)                                                                       137,760,919
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,909,958,990)*                                                   118.35%                                   $ 2,247,398,207

OTHER ASSETS AND LIABILITIES,NET                                         (18.35)                                      (348,471,380)
                                                                         ------                                    ---------------

TOTAL NET ASSETS                                                         100.00%                                   $ 1,898,926,827
                                                                         ------                                    ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $137,760,919.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                         STRIKE PRICE   EXPIRATION DATE         VALUE
WRITTEN OPTIONS:(0.14%)
          (2,700)  MOHAWK INDUSTRIES INCORPORATED CALL+                             $ 80.00         08/18/2007     $    (2,673,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(2,048,000))                                                             $    (2,673,000)
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 86.23%

AMUSEMENT & RECREATION SERVICES: 1.90%
         905,000   LAKES ENTERTAINMENT INCORPORATED+<<                                                             $     9,882,600
                                                                                                                   ---------------
BUSINESS SERVICES: 4.88%
         909,988   ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                                              12,630,633
         440,000   BEA SYSTEMS INCORPORATED+<<                                                                           5,447,200
          71,000   FAIR ISAAC CORPORATION                                                                                2,787,460
         733,000   MIDWAY GAMES INCORPORATED+<<                                                                          4,471,300

                                                                                                                        25,336,593
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.44%
             772   MGI PHARMA INCORPORATED+<<                                                                               19,323
       3,624,600   XOMA LIMITED+<<                                                                                       7,466,676

                                                                                                                         7,485,999
                                                                                                                   ---------------
COMMUNICATIONS: 0.61%
         230,000   MASTEC INCORPORATED+                                                                                  3,144,100
                                                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.56%
         190,000   COMFORT SYSTEMS USA INCORPORATED                                                                      2,458,600
           9,800   LAYNE CHRISTENSEN COMPANY+                                                                              442,666

                                                                                                                         2,901,266
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 1.11%
           3,800   CITIZENS FIRST BANCORP INCORPORATED                                                                      71,060
         320,000   CITIZENS REPUBLIC BANKCORP INCORPORATED                                                               5,152,000
           1,300   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                               12,324
          22,340   FIRST FINANCIAL BANCORP                                                                                 273,218
           3,800   NBT BANCORP INCORPORATED                                                                                 68,742
             600   PEOPLES BANCORP INCORPORATED                                                                             13,452
           4,400   UMB FINANCIAL CORPORATION                                                                               164,296

                                                                                                                         5,755,092
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.36%
         239,200   BUCA INCORPORATED+<<                                                                                    801,320
         107,000   RUBIO'S RESTAURANTS INCORPORATED+                                                                     1,086,050

                                                                                                                         1,887,370
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 3.02%
       1,165,000   CORINTHIAN COLLEGES INCORPORATED+                                                                    15,692,550
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.94%
       1,538,000   CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                          17,117,940
         139,800   CLEAN HARBORS INCORPORATED+                                                                           6,714,594
         272,000   PNM RESOURCES INCORPORATED                                                                            7,025,760

                                                                                                                        30,858,294
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.46%
         130,000   ACTEL CORPORATION+                                                                                    1,534,000
           7,800   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                             69,264
         135,000   EXAR CORPORATION+                                                                                     1,907,550
       2,410,000   FUELCELL ENERGY INCORPORATED+<<                                                                      17,737,600
         568,000   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                6,208,240

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         420,000   MOLEX INCORPORATED CLASS A                                                                      $    11,247,600

                                                                                                                        38,704,254
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.85%
         250,000   CRA INTERNATIONAL INCORPORATED+<<                                                                    11,922,500
         282,300   SYMYX TECHNOLOGIES INCORPORATED+                                                                      2,518,116
          60,000   TRIMERIS INCORPORATED+                                                                                  379,800

                                                                                                                        14,820,416
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.45%
          31,000   VALMONT INDUSTRIES INCORPORATED                                                                       2,343,290
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 12.49%
         390,000   COCA-COLA ENTERPRISES INCORPORATED                                                                    8,837,400
       1,610,200   DEL MONTE FOODS COMPANY                                                                              18,678,320
         385,000   HERCULES INCORPORATED<<                                                                               7,992,600
         580,900   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                               14,539,927
         143,000   TYSON FOODS INCORPORATED CLASS A                                                                      3,045,900
         385,000   UNITED NATURAL FOODS INCORPORATED+<<                                                                 10,483,550
         712,500   VERMONT PURE HOLDINGS LIMITED+                                                                        1,275,375

                                                                                                                        64,853,072
                                                                                                                   ---------------
FOOD STORES:1.49%
         479,100   WILD OATS MARKETS INCORPORATED+                                                                       7,713,510
                                                                                                                   ---------------
HEALTH SERVICES: 2.27%
         102,700   BIOSCRIP INCORPORATED+                                                                                  558,688
       2,177,700   HOOPER HOLMES INCORPORATED+                                                                           5,705,574
         720,000   NEKTAR THERAPEUTICS+<<                                                                                5,493,600

                                                                                                                        11,757,862
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.57%
         230,600   MTR GAMING GROUP INCORPORATED+<<                                                                      2,937,844
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.10%
       1,400,000   ENTEGRIS INCORPORATED+<<                                                                             15,092,000
       1,199,000   INFOCUS CORPORATION+                                                                                  2,565,860
         450,000   INTERMEC INCORPORATED+<<                                                                             11,533,500
          13,600   PLANAR SYSTEMS INCORPORATED+                                                                            101,320
         129,900   ROBBINS & MYERS INCORPORATED                                                                          6,849,627
          12,000   TENNANT COMPANY                                                                                         462,600
         850,000   ULTRATECH INCORPORATED+<<                                                                            10,659,000

                                                                                                                        47,263,907
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.52%
         505,100   CRAWFORD & COMPANY CLASS A                                                                            2,707,336
                                                                                                                   ---------------
INSURANCE CARRIERS: 2.60%
         738,100   CONSECO INCORPORATED+                                                                                13,426,039
           2,000   OHIO CASUALTY CORPORATION                                                                                86,820

                                                                                                                        13,512,859
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.53%
         113,200   KENSEY NASH CORPORATION+                                                                              2,763,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         155,000   MILLIPORE CORPORATION+<<                                                                        $    12,184,550
         100,500   NEWPORT CORPORATION+                                                                                  1,313,535
         670,000   PERKINELMER INCORPORATED                                                                             18,646,100
         180,100   VITAL SIGNS INCORPORATED                                                                              9,367,001

                                                                                                                        44,274,398
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.97%
         292,000   PSS WORLD MEDICAL INCORPORATED+<<                                                                     5,031,160
                                                                                                                   ---------------
METAL MINING: 7.15%
         791,400   APEX SILVER MINES LIMITED+<<                                                                         13,279,692
         896,900   GAMMON GOLD INCORPORATED+                                                                            10,063,218
         400,000   KINROSS GOLD CORPORATION+                                                                             5,192,000
         779,900   MINEFINDERS CORPORATION LIMITED+<<                                                                    8,578,900

                                                                                                                        37,113,810
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.84%
         334,000   LEAPFROG ENTERPRISES INCORPORATED+<<                                                                  3,019,360
         115,000   LYDALL INCORPORATED+                                                                                  1,328,250

                                                                                                                         4,347,610
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.49%
       1,270,000   SYNTROLEUM CORPORATION+<<                                                                             2,527,300
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.91%
         307,000   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                    4,706,310
                                                                                                                   ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.18%
       1,500,000   PLAYBOY ENTERPRISES INCORPORATED CLASS B+<<**                                                        16,500,000
                                                                                                                   ---------------
REAL ESTATE: 0.52%
          67,000   ST. JOE COMPANY                                                                                       2,716,180
                                                                                                                   ---------------
RETAIL, TRADE & SERVICES: 0.07%
          17,000   STRIDE RITE CORPORATION                                                                                 346,290
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 3.95%
       1,064,400   FEDERAL SIGNAL CORPORATION                                                                           14,316,180
         170,000   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                             6,171,000

                                                                                                                        20,487,180
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $451,211,839)                                                                                447,608,452
                                                                                                                   ---------------
PREFERRED STOCKS: 0.59%
         127,300   TELEPHONE & DATA SYSTEMS                                                                              3,067,931

TOTAL PREFERRED STOCKS (COST $3,209,951)                                                                                 3,067,931
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 16.56%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.55%
         796,089   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  796,089
       2,064,585   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       2,064,585

                                                                                                                         2,860,674
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 16.01%
$        733,596   AMERICAN GENERAL FINANCE CORPORATION+/-                           5.47%          08/16/2007     $       733,618
       1,353,351   AQUIFER FUNDING LIMITED++                                         5.31           08/06/2007           1,352,363
         400,719   ATLANTIC ASSET SECURITIZATION CORPORATION                         5.33           09/13/2007             398,211
         308,882   ATLANTIC ASSET SECURITIZATION CORPORATION                         5.35           08/02/2007             308,836
         233,604   ATLANTIC ASSET SECURITIZATION CORPORATION++                       5.35           08/03/2007             233,536
         398,044   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                5.39           10/25/2007             398,080
         471,842   ATOMIUM FUNDING CORPORATION++                                     5.25           08/07/2007             471,431
       1,512,568   ATOMIUM FUNDING CORPORATION                                       5.26           08/15/2007           1,509,483
         398,044   BANCO SANTANDER TOTTA LOAN+/-++                                   5.33           08/15/2008             398,044
         398,044   BANK OF IRELAND SERIES EXTC+/-++                                  5.35           08/15/2008             398,044
       2,786,310   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                   (MATURITY VALUE $2,786,730)                                       5.42           08/01/2007           2,786,310
         796,089   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $796,209)         5.43           08/01/2007             796,089
         318,435   BNP PARIBAS+/-                                                    5.33           05/07/2008             318,432
         774,552   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $774,669)                                         5.40           08/01/2007             774,552
         796,089   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $796,209)                                         5.43           08/01/2007             796,089
         605,027   BUCKINGHAM III CDO                                                5.33           08/21/2007             603,261
         493,575   BUCKINGHAM III CDO LLC                                            5.37           09/17/2007             490,199
         636,871   CAIRN HIGH GRADE FUNDING I LLC++                                  5.29           08/03/2007             636,686
         477,653   CEDAR SPRINGS CAPITAL COMPANY++                                   5.31           08/24/2007             476,053
         398,044   CHARIOT FUNDING LLC++                                             5.33           08/27/2007             396,536
       1,361,964   CHARIOT FUNDING LLC++                                             5.33           08/28/2007           1,356,598
       1,034,915   CHEYNE FINANCE LLC+/-++                                           5.34           02/25/2008           1,034,915
         796,089   CHEYNE FINANCE LLC+/-++                                           5.42           05/19/2008             796,089
       1,827,342   CIESCO INCORPORATED                                               5.29           08/31/2007           1,819,356
         159,218   CIT GROUP INCORPORATED+/-                                         5.43           12/19/2007             159,167
         170,124   CIT GROUP INCORPORATED+/-                                         5.59           09/20/2007             170,119
         175,538   CIT GROUP INCORPORATED+/-                                         5.60           11/23/2007             175,532
       3,126,956   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,127,427)                                       5.42           08/01/2007           3,126,956
          79,609   COMERICA BANK+/-                                                  5.32           02/08/2008              79,479
         716,527   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                    5.28           08/13/2007             715,274
         159,218   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++              5.29           08/08/2007             159,055
       4,890,864   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $4,891,600)                        5.42           08/01/2007           4,890,864
         955,306   CULLINAN FINANCE CORPORATION+/-++                                 5.30           02/25/2008             955,306
         398,044   CULLINAN FINANCE CORPORATION+/-++                                 5.32           02/12/2008             397,997
         159,218   CULLINAN FINANCE CORPORATION                                      5.34           09/04/2007             158,430
         318,435   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $318,483)                                         5.43           08/01/2007             318,435
         796,089   EBBETS FUNDING LLC                                                5.29           08/17/2007             794,234
         525,418   EBBETS FUNDING LLC++                                              5.45           08/01/2007             525,418
         127,374   ERASMUS CAPITAL CORPORATION++                                     5.29           08/10/2007             127,207
         133,950   FAIRWAY FINANCE CORPORATION                                       5.33           08/31/2007             133,365
         929,131   FALCON ASSET SECURITIZATION CORPORATION                           5.29           08/07/2007             928,323
         843,854   FALCON ASSET SECURITIZATION CORPORATION                           5.32           09/14/2007             838,453
         818,236   FALCON ASSET SECURITIZATION CORPORATION                           5.35           08/22/2007             815,732
       1,592,177   FIVE FINANCE INCORPORATED+/-++                                    5.30           07/09/2008           1,591,938
         312,735   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                  5.26           08/15/2007             312,097
         891,619   GALLEON CAPITAL LLC                                               5.29           08/09/2007             890,576
         477,080   GEMINI SECURITIZATION CORPORATION                                 5.29           08/09/2007             476,522
         708,519   GEMINI SECURITIZATION CORPORATION                                 5.29           08/15/2007             707,073
         439,266   GEMINI SECURITIZATION CORPORATION                                 5.36           08/01/2007             439,266
         987,150   GEORGE STREET FINANCE LLC++                                       5.31           08/23/2007             983,981
         542,695   GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $542,776)                          5.32           08/01/2007             542,695
       2,388,266   GRAMPIAN FUNDING LLC                                              5.29           08/20/2007           2,381,650
         796,089   HARRIER FINANCE FUNDING LLC                                       5.29           08/17/2007             794,234
         270,670   HARRIER FINANCE FUNDING LLC                                       5.29           08/20/2007             269,920
         398,044   HARRIER FINANCE FUNDING LLC+/-++                                  5.31           01/11/2008             398,084

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        159,218   HARRIER FINANCE FUNDING LLC+/-                                    5.34%          04/25/2008     $       159,218
         182,304   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                  5.29           08/07/2007             182,146
         970,639   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                  5.30           08/08/2007             969,649
         796,089   HUDSON-THAMES LLC+/-++                                            5.33           06/16/2008             796,041
       1,034,915   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                     5.39           08/16/2008           1,034,915
         398,044   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                        5.33           08/22/2008             398,068
         955,306   JUPITER SECURITIZATION CORPORATION++                              5.29           08/06/2007             954,609
       2,674,269   JUPITER SECURITIZATION CORPORATION++                              5.29           08/14/2007           2,669,187
         159,218   K2 (USA) LLC+/-++                                                 5.33           09/28/2007             159,218
         915,502   KESTREL FUNDING US LLC+/-++                                       5.29           02/25/2008             915,538
         636,871   KESTREL FUNDING US LLC                                            5.32           08/13/2007             635,756
         159,218   KESTREL FUNDING US LLC+/-                                         5.34           04/25/2008             159,218
         394,589   LA FAYETTE ASSET SECURITIZATION CORPORATION++                     5.30           08/02/2007             394,530
         322,591   LA FAYETTE ASSET SECURITIZATION CORPORATION++                     5.30           08/14/2007             321,978
         261,037   LEGACY CAPITAL CORPORATION                                        5.40           08/01/2007             261,037
         318,435   LIBERTY HARBOUR CDO II LIMITED                                    5.39           08/23/2007             317,413
         636,871   LIBERTY STREET FUNDING CORPORATION++                              5.29           08/09/2007             636,126
         386,549   LIBERTY STREET FUNDING CORPORATION                                5.34           08/29/2007             384,972
       1,178,211   LIQUID FUNDING LIMITED+/-++                                       5.33           06/11/2008           1,177,999
       1,066,759   LIQUID FUNDING LIMITED+/-++                                       5.34           11/13/2007           1,066,759
         335,949   METLIFE GLOBAL FUNDING I+/-++                                     5.43           10/05/2007             336,006
         398,044   MORGAN STANLEY+/-                                                 5.45           08/07/2007             398,044
       3,283,740   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,284,235)                                       5.42           08/01/2007           3,283,740
          73,638   MORGAN STANLEY SERIES EXL+/-                                      5.38           08/15/2008              73,613
          63,687   NATIONAL CITY BANK+/-                                             5.46           09/04/2007              63,689
         238,827   NEWPORT FUNDING CORPORATION                                       5.30           08/24/2007             238,027
         996,719   NEWPORT FUNDING CORPORATION                                       5.30           09/04/2007             991,785
         796,089   NORTH SEA FUNDING LLC                                             5.32           08/27/2007             793,071
         796,089   NORTHERN ROCK PLC+/-++                                            5.34           08/05/2008             796,319
         453,770   PREMIUM ASSET TRUST+/-++                                          5.48           12/21/2007             453,752
         398,044   PREMIUM ASSET TRUST SERIES 06-B+/-++                              5.37           12/16/2007             398,044
         302,514   PYXIS MASTER TRUST SERIES 2007-3+/-++                             5.37           11/27/2007             302,514
          64,404   RACERS TRUST SERIES 2004-6-MM+/-++                                5.37           01/22/2008              64,419
         354,737   RANGER FUNDING CORPORATION                                        5.29           08/24/2007             353,549
         317,496   RANGER FUNDING CORPORATION                                        5.30           08/31/2007             316,109
       1,592,177   SAINT GERMAIN FUNDING                                             5.30           08/02/2007           1,591,938
         573,184   SEDNA FINANCE INCORPORATED+/-++                                   5.29           04/10/2008             573,155
         557,262   SHEFFIELD RECEIVABLES CORPORATION++                               5.28           08/03/2007             557,100
         406,005   SHIPROCK FINANCE SERIES 2007-4A+/-++                              5.39           04/11/2008             406,005
         792,379   SIMBA FUNDING CORPORATION                                         5.28           08/16/2007             790,643
          63,687   SKANDINAVISKA ENSKILDA BANKEN AB                                  5.16           08/20/2007              63,511
         398,044   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                    5.30           02/04/2008             397,646
         310,475   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                    5.30           02/29/2008             310,475
         318,435   SLM CORPORATION+/-++                                              5.32           05/12/2008             315,917
         143,296   STANFIELD VICTORIA FUNDING LLC++                                  5.28           08/20/2007             142,899
         493,575   STANFIELD VICTORIA FUNDING LLC+/-++                               5.36           04/03/2008             493,782
         796,089   STANFIELD VICTORIA FUNDING LLC+/-++                               5.37           02/15/2008             796,399
         596,461   TARGET CORPORATION                                                5.37           08/01/2007             596,461
         513,541   TASMAN FUNDING INCORPORATED++                                     5.31           09/28/2007             509,207
          45,202   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                5.30           08/21/2007              45,070
          92,044   THE TRAVELERS INSURANCE COMPANY+/-                                5.39           02/08/2008              92,042
       1,592,177   UBS FINANCE (DELAWARE) LLC                                        5.28           08/30/2007           1,585,442
         636,871   UNICREDITO ITALIANO BANK (IRELAND)                                5.34           08/09/2007             636,126
         398,044   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                5.34           08/14/2008             398,112
         398,044   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                5.34           08/08/2008             398,148
         388,014   VERSAILLES CDS LLC                                                5.29           08/03/2007             387,901
         214,944   VERSAILLES CDS LLC                                                5.34           09/07/2007             213,785
         318,435   VETRA FINANCE INCORPORATED++                                      5.32           09/28/2007             315,748
         684,636   VICTORIA FINANCE LLC+/-++                                         5.45           07/28/2008             684,444
         891,619   WHISTLEJACKET CAPITAL LIMITED                                     5.31           08/15/2007             889,800
         796,089   WHITE PINE FINANCE LLC+/-++                                       5.32           02/22/2008             796,399
         346,060   WINDMILL FUNDING CORPORATION++                                    5.29           08/08/2007             345,707

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,445,490   WORLD OMNI VEHICLE LEASING++                                      5.29%          08/10/2007     $     1,443,597
         318,435   ZELA FINANCE CORPORATION                                          5.37           10/26/2007             314,449

                                                                                                                        83,089,159
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $85,949,833)                                                              85,949,833
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 13.58%
      70,531,246   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         70,531,246
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $70,531,246)                                                                         70,531,246
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $610,902,869)*                                           116.96%                                             $   607,157,462

OTHER ASSETS AND LIABILITIES, NET                              (16.96)                                                 (88,061,755)
                                                               ------                                              ---------------

TOTAL NET ASSETS                                               100.00%                                             $   519,095,707
                                                               ------                                              ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $70,531,246.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 98.17%

AMUSEMENT & RECREATION SERVICES: 1.05%
         246,390   CENTURY CASINOS INCORPORATED+                                                                   $     2,170,696
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.58%
         171,470   DELIA*S INCORPORATED+                                                                                 1,210,578
                                                                                                                   ---------------
BIOPHARMACEUTICALS: 2.74%
          67,805   CV THERAPEUTICS INCORPORATED+                                                                           671,948
       1,745,487   ENCORIUM GROUP INCORPORATED+**                                                                        4,992,093

                                                                                                                         5,664,041
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.16%
         176,072   PALM HARBOR HOMES INCORPORATED+                                                                       2,405,144
                                                                                                                   ---------------
BUSINESS SERVICES: 10.23%
       1,189,825   3COM CORPORATION+                                                                                     4,759,300
         116,775   ABM INDUSTRIES INCORPORATED                                                                           2,938,059
          38,585   CITRIX SYSTEMS INCORPORATED+                                                                          1,395,619
          43,460   CLARUS CORPORATION+                                                                                     388,967
         520,180   HILL INTERNATIONAL INCORPORATED+                                                                      3,849,332
          53,480   HLTH CORPORATION+                                                                                       677,057
          69,655   IMS HEALTH INCORPORATED                                                                               1,959,395
          56,755   KFORCE INCORPORATED+                                                                                    822,380
         300,840   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                               2,824,888
          73,970   VIGNETTE CORPORATION+                                                                                 1,556,329

                                                                                                                        21,171,326
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 2.63%
          49,530   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                           1,684,515
         303,702   ORASURE TECHNOLOGIES INCORPORATED+                                                                    2,432,653
         483,860   WELLMAN INCORPORATED                                                                                  1,330,615

                                                                                                                         5,447,783
                                                                                                                   ---------------
COMMUNICATIONS: 1.29%
         143,350   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               1,304,485
         270,585   CITADEL BROADCASTING CORPORATION                                                                      1,358,337

                                                                                                                         2,662,822
                                                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.46%
         357,730   CHAMPION ENTERPRISES INCORPORATED+                                                                    4,192,596
          24,200   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                        982,520
          98,635   COMFORT SYSTEMS USA INCORPORATED                                                                      1,276,337
          75,740   U.S. HOME SYSTEMS INCORPORATED+                                                                         703,625

                                                                                                                         7,155,078
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 1.85%
         154,609   FIRST SECURITY GROUP INCORPORATED                                                                     1,512,076
          38,160   MIDWEST BANC HOLDINGS INCORPORATED                                                                      544,925
         108,890   PACIFIC PREMIER BANCORP INCORPORATED+                                                                 1,143,345
          31,655   WESTERN UNION COMPANY                                                                                   631,517

                                                                                                                         3,831,863
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.56%
          70,145   EL PASO CORPORATION                                                                                   1,167,914
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.94%
          91,020   ALCATEL SA ADR                                                                                  $     1,055,832
         315,585   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                672,196
          44,275   GRAFTECH INTERNATIONAL LIMITED+                                                                         685,820
          88,139   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                          2,348,023
         201,390   MICRON TECHNOLOGY INCORPORATED+                                                                       2,390,499
       1,357,553   MRV COMMUNICATIONS INCORPORATED+                                                                      3,597,515
         107,221   NORTEL NETWORKS CORPORATION ADR+                                                                      2,320,262
          48,870   OSI SYSTEMS INCORPORATED+                                                                             1,210,021
         478,685   POWER-ONE INCORPORATED+                                                                               1,895,593
         259,918   RICHARDSON ELECTRONICS LIMITED                                                                        2,170,315
          42,245   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                152,927

                                                                                                                        18,499,003
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.60%
         139,550   SYMYX TECHNOLOGIES INCORPORATED+                                                                      1,244,786
                                                                                                                   ---------------
FURNITURE & FIXTURES: 0.65%
         122,070   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                           1,345,211
                                                                                                                   ---------------
HEALTH SERVICES: 1.97%
         134,515   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                2,202,011
          29,615   MANOR CARE INCORPORATED                                                                               1,876,110

                                                                                                                         4,078,121
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 5.11%
         337,061   AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                      3,829,013
         197,363   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                               2,851,895
          30,040   DISCOVERY HOLDING COMPANY CLASS A+                                                                      712,549
          50,345   SUN COMMUNITIES INCORPORATED                                                                          1,370,391
         132,145   UMH PROPERTIES INCORPORATED                                                                           1,823,601

                                                                                                                        10,587,449
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.26%
         115,775   EMPIRE RESORTS INCORPORATED+                                                                            531,407
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.08%
         193,100   CRAY INCORPORATED+                                                                                    1,399,977
         226,590   INTERMEC INCORPORATED+                                                                                5,807,502
          20,925   KOMAG INCORPORATED+                                                                                     669,809
          14,475   LEXMARK INTERNATIONAL INCORPORATED+                                                                     572,342

                                                                                                                         8,449,630
                                                                                                                   ---------------
INSURANCE CARRIERS: 2.97%
         204,910   KMG AMERICA CORPORATION+                                                                                958,979
          37,425   MERCURY GENERAL CORPORATION                                                                           1,937,867
         172,684   NORTH POINTE HOLDINGS CORPORATION+                                                                    2,008,315
         459,365   QUANTA CAPITAL HOLDINGS LIMITED+                                                                      1,240,286

                                                                                                                         6,145,447
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.73%
         129,247   GEO GROUP INCORPORATED+                                                                               3,574,972
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS: 0.58%
         193,632   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                   1,206,327
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.17%
         446,036   ALLIED HEALTHCARE PRODUCTS INCORPORATED**                                                       $     2,868,011
         303,095   CREDENCE SYSTEMS CORPORATION+                                                                         1,075,987
          22,370   KENSEY NASH CORPORATION+                                                                                546,052

                                                                                                                         4,490,050
                                                                                                                   ---------------
METAL MINING: 12.46%
         245,110   APEX SILVER MINES LIMITED+                                                                            4,112,946
         312,880   GOLDCORP INCORPORATED                                                                                 7,950,281
          66,110   NEWMONT MINING CORPORATION                                                                            2,760,093
         234,085   NOVAGOLD RESOURCES INCORPORATED+                                                                      3,511,275
         325,845   RANDGOLD RESOURCES LIMITED ADR+                                                                       7,461,851

                                                                                                                        25,796,446
                                                                                                                   ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.76%
         487,120   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                     1,578,269
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.99%
          98,725   ACCO BRANDS CORPORATION+                                                                              2,041,633
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.07%
          16,115   COVENANT TRANSPORT INCORPORATED CLASS A+                                                                137,622
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 18.26%
          31,330   CANADIAN NATURAL RESOURCES LIMITED                                                                    2,143,285
         338,620   GLOBAL INDUSTRIES LIMITED+                                                                            8,770,258
          92,995   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            3,622,155
          92,030   HELMERICH & PAYNE INCORPORATED                                                                        2,979,011
         183,285   KEY ENERGY SERVICES INCORPORATED+                                                                     2,795,096
         186,575   MCMORAN EXPLORATION COMPANY+                                                                          2,658,694
          19,030   NEWFIELD EXPLORATION COMPANY+                                                                           914,392
         505,910   NEWPARK RESOURCES INCORPORATED+                                                                       3,202,410
          51,560   PETROQUEST ENERGY INCORPORATED+                                                                         645,016
          41,410   PRIDE INTERNATIONAL INCORPORATED+                                                                     1,451,421
          49,112   RANGE RESOURCES CORPORATION                                                                           1,824,020
         306,625   TRILOGY ENERGY TRUST                                                                                  2,558,083
         134,470   WILLBROS GROUP INCORPORATED+                                                                          4,238,494

                                                                                                                        37,802,335
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.31%
          56,505   WAUSAU PAPER CORPORATION                                                                                632,291
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.46%
          44,795   E.W. SCRIPPS COMPANY CLASS A                                                                          1,835,251
         105,610   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                           1,118,410
          39,772   MCCLATCHY COMPANY CLASS A                                                                               971,232
          18,750   R.H. DONNELLEY CORPORATION+                                                                           1,172,438

                                                                                                                         5,097,331
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.09%
         185,220   CONSTAR INTERNATIONAL INCORPORATED+                                                                   1,005,745
         373,735   INTERTAPE POLYMER GROUP INCORPORATED+                                                                 1,252,012

                                                                                                                         2,257,757
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.47%
          58,060   MARKETAXESS HOLDINGS INCORPORATED+                                                                      964,377
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
SOCIAL SERVICES: 0.34%
          29,365   ABB LIMITED ADR                                                                                 $       706,816
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.58%
         165,900   GENTEX CORPORATION                                                                                    3,274,866
                                                                                                                   ---------------
THEATERS & ENTERTAINMENT: 0.75%
          72,325   REGAL ENTERTAINMENT GROUP CLASS A                                                                     1,547,032
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 1.91%
         126,190   AIRTRAN HOLDINGS INCORPORATED+                                                                        1,241,710
          68,130   ALASKA AIR GROUP INCORPORATED+                                                                        1,589,473
         114,450   JETBLUE AIRWAYS CORPORATION+                                                                          1,127,333

                                                                                                                         3,958,516
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.91%
         198,385   FLEETWOOD ENTERPRISES INCORPORATED+                                                                   1,876,722
                                                                                                                   ---------------
WIRELESS COMMUNICATIONS: 1.20%
         143,815   AUTHORIZE.NET HOLDINGS INCORPORATED+#                                                                 2,492,314
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $190,358,943)                                                                                203,203,975
                                                                                                                   ---------------
                                                                                                 EXPIRATION DATE
WARRANTS: 0.74%
         627,385   HILL INTERNATIONAL INCORPORATED                                                  06/23/2008           1,530,814

TOTAL WARRANTS (COST $924,753)                                                                                           1,530,814
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS: 0.43%
         886,065   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            886,065
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $886,065)                                                                               886,065
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $192,169,761)*                                                  99.34%                                       $   205,620,854

OTHER ASSETS AND LIABILITIES, NET                                      0.66                                              1,367,339
                                                                     ------                                        ---------------

TOTAL NET ASSETS                                                     100.00%                                       $   206,988,198
                                                                     ------                                        ---------------

+     NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE 1940 ACT AS FUND HOLDS 5% OR MORE TO THE ISSUER'S OUTSTANDING VOTING SHARES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $886,065.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                         STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS: (0.01%)
            (100)  AUTHORIZE.NET HOLDINGS INCORPORATED CALL+                         $17.50         10/20/2007     $       (12,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(19,200))                                                                $       (12,500)
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and



         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  September 20, 2007

/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  March 20, 2007

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By:  /s/ Karla M. Rabusch

                                             Karla M. Rabusch
                                             President




Date:  September 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        Wells Fargo Funds Trust



                                        By:  /s/ Karla M. Rabusch


                                             Karla M. Rabusch
                                             President



                                        By:  /s/ Stephen W. Leonhardt


                                             Stephen W. Leonhardt
                                             Treasurer


Date: September 20, 2007